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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia-Pacific Real Estate Fund
ING Disciplined International SmallCap Fund
ING Diversified International Fund
ING Emerging Countries Fund
ING Emerging Markets Fixed Income Fund
ING European Real Estate Fund
ING Foreign Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Equity Dividend Fund
ING International Growth Opportunities Fund
ING International Real Estate Fund
ING International SmallCap Multi-Manager Fund
ING International Value Choice Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2009 (Unaudited)

Shares		Value
COMMON STOCK: 59.4%
	Australia: 0.5%
3,200	Lend Lease Corp., Ltd.	$13,518
		13,518
	China: 0.8%
44,000	Sino-Ocean Land Holdings Ltd.	21,856
		21,856
	Hong Kong: 29.2%
25,600	Cheung Kong Holdings Ltd.	236,202
11,400	China Overseas Land & Investment Ltd.	14,909
15,000	China Resources Land Ltd.	17,325
14,000	Hang Lung Group Ltd.	45,092
36,000	Hang Lung Properties Ltd.	80,930
10,600	Henderson Land Development Co., Ltd.	40,490
18,600	Hongkong Land Holdings Ltd.	38,993
5,000	Hopewell Holdings	16,386
15,000	Hysan Development Co., Ltd.	24,330
5,000	Kerry Properties Ltd.	11,703
28,000	Sino Land Co.	26,846
25,400	Sun Hung Kai Properties Ltd.	225,031
12,000	Wharf Holdings Ltd.	29,652
		807,889
	Japan: 25.6%
3,100	Aeon Mall Co., Ltd.	42,541
1,599	Daito Trust Construction Co., Ltd.	68,821
19,100	Mitsubishi Estate Co., Ltd.	250,466
16,900	Mitsui Fudosan Co., Ltd.	217,952
43	NTT Urban Development Corp.	36,949
8,000	Sumitomo Realty & Development Co., Ltd.	91,624
		708,353
	Singapore: 3.3%
42,700	CapitaLand Ltd.	66,123
7,000	City Developments Ltd.	25,769
		91,892
	Total Common Stock
	(Cost $2,542,625)	1,643,508
REAL ESTATE INVESTMENT TRUSTS: 36.9%
	Australia: 18.9%
51,900	CFS Retail Property Trust	58,536
19,100	Commonwealth Property Office Fund	10,188
113,400	Dexus Property Group	53,394
82,900	GPT Group	39,276
103,711	Macquarie Goodman Group	45,420
51,596	Mirvac Group	36,480

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		Australia (continued)
15,200		Stockland		$34,532
32,561		Westfield Group		245,757
				523,583
		Hong Kong: 2.2%
32,000		Link Real Estate Investment Trust		59,860
				59,860
		Japan: 13.2%
7		Frontier Real Estate Investment Corp.		36,057
5		Fukuoka Real Estate Investment Trust Corp.		21,973
9		Japan Real Estate Investment Corp.		81,116
4		Kenedix Realty Investment Corp.		10,425
5		Nippon Accommodations Fund, Inc.		21,434
9		Nippon Building Fund, Inc.		96,555
6		Nomura Real Estate Office Fund, Inc.		37,747
6		Tokyu Real Estate Investment Trust, Inc.		38,459
5		United Urban Investment Corp.		20,481
				364,247
		New Zealand: 1.0%
56,000		Kiwi Income Property Trust		28,869
				28,869
		Singapore: 1.6%
14,000	@	Ascendas Real Estate Investment Trust		13,227
21,200	@	CapitaMall Trust		21,982
27,000	@	Fortune Real Estate Investment Trust		7,796
				43,005
		Total Real Estate Investment Trusts
		(Cost $1,465,835)		1,019,564
RIGHTS: 0.0%
		Singapore: 0.0%
1,333		Ascendas Real Estate Investment Trust		265
		Total Rights
		(Cost $-)		265
		Total Long-Term Investments
		(Cost $4,008,460)		2,663,337
		Total Investments in Securities
		(Cost $4,008,460)*	96.3%	$2,663,337
		Other Assets and Liabilities - Net	3.7	103,444
		Net Assets	100.0%	$2,766,781

	@	Non-income producing security
	*	Cost for federal income tax purposes is $4,872,494.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$13,664
		Gross Unrealized Depreciation		(2,222,821)
		Net Unrealized Depreciation		$(2,209,157)

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apartments	0.8%
Diversified	11.0
Holding Companies - Diversified	1.1
Lodging	0.9
Office Property	9.6
Real Estate	57.4
Shopping Centers	15.5
Other Assets and Liabilities - Net	3.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	2,663,337	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,663,337	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.8%
		Australia: 4.4%
193,480		Ansell Ltd.	$1,243,716
111,258		Ausenco Ltd.	144,249
387,760		Australian Infrastructure Fund	423,069
940,579	@	Australian Worldwide Exploration Ltd.	1,550,055
284,719		Computershare Ltd.	1,289,108
40,104		Felix Resources Ltd.	170,974
30,862		Flight Centre Ltd.	121,898
390,542		Goodman Fielder Ltd.	375,971
411,083		Incitec Pivot Ltd.	675,245
394,719		Macmahon Holdings Ltd.	79,561
119,777		Macquarie Media Group Ltd.	64,210
476,753		Metcash Ltd.	1,260,503
31,003		Monadelphous Group Ltd.	123,136
67,247	@	Octaviar Ltd.	—
1,635,809		Pacific Brands Ltd.	433,823
644,906		Tattersall’s Ltd.	1,163,327
			9,118,845
		Belgium: 1.3%
45,878		Omega Pharma SA	1,422,844
29,905		Tessenderlo Chemie NV	903,362
22,993		Umicore	427,426
			2,753,632
		Bermuda: 0.8%
268,982		Catlin Group Ltd.	1,351,624
63,437	@	Global Sources Ltd.	271,510
			1,623,134
		Canada: 6.6%
49,400		AGF Management Ltd.	323,895
11,900		Astral Media Inc.	253,090
19,300		Atco Ltd.	598,084
298,100	@	Celestica, Inc.	1,305,441
50,500		Chemtrade Logistics Income Fund	393,704
249,800		Daylight Resources Trust	1,729,502
39,400		Emera, Inc.	698,838
79,000		Enerflex Systems Income Fund	624,269
237,900		Gerdau AmeriSteel Corp.	1,400,724
120,400		Jazz Air Income Fund	425,143
85,600		Labrador Iron Ore Royalty Income Fund	1,612,526
18,000		Laurentian Bank of Canada	426,716
206,300	@	Northgate Minerals Corp.	247,308
206,500		Nova Chemicals Corp.	382,267
85,800		Russel Metals, Inc.	1,302,131
56,900		Silvercorp Metals, Inc.	127,604
41,700		Superior Plus Corp.	413,854
23,000		Transcontinental, Inc.	170,308
53,700		Trilogy Energy Trust	233,850
42,700		Vermilion Energy Trust	902,576
			13,571,830
		Finland: 0.7%
97,746		KCI Konecranes OYJ	1,499,661
			1,499,661
		France: 10.1%
36,694		Accor SA	1,448,438
156,194	@	Altran Technologies SA	504,582
13,873		Arkema	194,945
4,771		Bacou Dalloz	216,368
8,081		Capgemini SA	277,690
34,556		Eurazeo	1,167,784
50,904	@	Eutelsat Communications	1,086,165

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		France (continued)
590		Generale de Sante	$9,857
853,757		Havas SA	1,711,452
61,802		Ingenico	1,023,056
33,666		IPSOS	715,219
21,316		Lagardere SCA	810,879
45,056		Legrand SA	756,550
28,187		Nexans SA	1,614,615
24,041		Remy Cointreau SA	638,716
153,016		Safran SA	1,908,020
101,683		Scor SA	2,062,156
17,191		Technip SA	531,505
44,100		Teleperformance	1,205,102
72,837	@	UbiSoft Entertainment	1,025,475
4,646		Vilmorin & Cie	514,429
39,212		Wendel Investissement	1,521,514
			20,944,517
		Germany: 5.5%
148,714		Aareal Bank AG	732,053
8,439		Adidas AG	293,180
10,043		Deutsche Beteiligungs AG	159,170
148,554		Deutsche Lufthansa AG	1,813,758
47,222	@	Freenet AG	224,841
147,998		Gildemeister AG	1,113,083
72,411		IWKA AG	898,134
1,450		KWS Saat AG	179,842
35,990		MAN AG	1,570,104
12,803		Medion AG	95,267
8,695		MVV Energie AG	362,990
51,026		Norddeutsche Affinerie AG	1,536,315
23,583		Salzgitter AG	1,708,964
9,611		United Internet AG	69,888
9,685		Wacker Chemie AG	693,517
			11,451,106
		Greece: 0.8%
79,600		Tsakos Energy Navigation Ltd.	1,533,096
			1,533,096
		Hong Kong: 2.8%
1,660,000		Cnpc Hong Kong Ltd.	468,371
816,000		Great Eagle Holding Co.	997,293
482,400		Hkr International Ltd.	105,976
277,500		Hongkong & Shanghai Hotels	203,519
1,015,000		Hysan Development Co., Ltd.	1,646,318
2,010,100		Lenovo Group Ltd.	373,566
120,300		Nam Tai Electronics, Inc.	682,101
199,000		Pacific Basin Shipping Ltd.	102,034
18,032,500		Shenzhen International Holding	756,201
648,000		Texwinca Holdings Ltd.	277,349
35,000		Vtech Holdings Ltd.	135,845
			5,748,573
		Ireland: 0.9%
1,739,858		Anglo Irish Bank Corp. PLC	—
112,086		DCC PLC	1,660,682
92,976		United Drug PLC	276,054
			1,936,736
		Italy: 3.6%
31,101		Banca Popolare dell’Etruria e del Lazio	159,563
16,289		Buzzi Unicem S.p.A. RNC	114,910
113,586		Cementir S.p.A.	317,373
106,021		Danieli & Co. S.p.A.	969,202
220,239		Davide Campari-Milano S.p.A.	1,245,876
148,319		IMMSI S.p.A.	130,846
84,009		Indesit Co. S.p.A.	318,291
221,474		Intesa Sanpaolo S.p.A.	496,637
15,663		Permasteelisa S.p.A.	185,527
180,567		Piaggio & C S.p.A.	248,367
55,460		Piccolo Credito Valtellinese Scarl	509,570

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Italy (continued)
174,527		Recordati S.p.A.	$880,753
17,362,212	@	Seat Pagine Gialle S.p.A.	1,111,256
81,550		Trevi Finanziaria S.p.A.	676,464
			7,364,635
		Japan: 27.0%
88,000		Akita Bank Ltd.	368,482
63,000		Asahi Diamond Industrial Co., Ltd	320,373
70,100		Chuo Denki Kogyo Co., Ltd.	402,330
65,700		Circle K Sunkus Co., Ltd.	1,145,330
105,000		COMSYS Holdings Corp.	885,200
182,000		Daishi Bank Ltd.	775,152
188,800		DCM Japan Holdings Co., Ltd.	1,109,026
269,000		Fuji Fire & Marine Insurance Co.	302,963
13,300		Fuji Machine Manufacturing Co., Ltd.	109,307
81,800		Fuji Soft, Inc.	1,468,854
718,000		Fujibo Holdings, Inc.	636,950
121,000		Fukuyama Transporting Co., Ltd.	553,363
54,000		H2O Retailing Corp.	391,463
70,000		Higo Bank Ltd.	407,940
164,000		Hitachi Capital Corp.	1,991,191
40,700		Hitachi Information Systems Ltd.	785,676
63,000		Hitachi Kokusai Electric, Inc.	361,887
34,200		Hitachi Software Engineering Co., Ltd.	481,656
168,000		Hokkoku Bank Ltd.	605,573
66,900		House Foods Corp.	1,111,875
94,000		Hyakugo Bank Ltd.	505,859
141,100		Inui Steamship Co., Ltd.	907,454
33,700		Itochu Enex Co., Ltd.	237,875
181,000		Itoham Foods, Inc.	611,520
20,000		Japan Digital Laboratory Co.	209,042
108,000		Japan Radio Co., Ltd.	150,900
64,000		Jeol Ltd.	172,046
117,000		Juroku Bank Ltd.	534,845
101,000		Kagoshima Bank Ltd.	776,421
83,000		Kaken Pharmaceutical Co., Ltd.	911,457
240,000		Kandenko Co., Ltd.	1,779,809
33,000		Kanto Auto Works Ltd.	306,687
162,000		Kinden Corp.	1,430,047
13,600		Komori Corp.	127,148
57,000		Kyudenko Corp.	447,134
56,400		Matsumotokiyoshi Holdings Co., Ltd.	1,110,513
375,000		Mitsubishi Steel Manufacturing Co., Ltd.	853,235
738,000		Mitsui Mining Co., Ltd.	924,977
119,000		Mitsui Sugar Co., Ltd.	391,666
52,200		NEC Networks & System Integration Corp.	561,571
162,000		Nichirei Corp.	625,511
29,100		Nifco, Inc.	259,503
129,000		Nihon Parkerizing Co., Ltd.	1,092,963
78,000		Nippon Chemical Industrial Co., Ltd.	172,838
179,000		Nippon Denko Co., Ltd.	839,803
94,600		Nippon Shinyaku Co., Ltd.	1,086,383
111,000		Nissan Shatai Co., Ltd.	704,565
800,000		Nitto Boseki Co., Ltd.	1,339,367
172,100		NSD CO., Ltd.	1,332,366
10,100		Okinawa Electric Power Co., Inc.	698,562
132,000		O-M Ltd.	465,575
56,700		Right On Co., Ltd.	679,874
45,400		Rinnai Corp.	1,773,165
2,100		Risa Partners, Inc.	785,258
33,800		Ryosan Co., Ltd.	747,257
239,000		Sanden Corp.	455,312
115,000		San-In Godo Bank Ltd.	882,572
33,000		Sanken Electric Co., Ltd.	120,917
70,000		Sanki Engineering Co., Ltd.	458,833
353,000		Shikibo Ltd.	418,027
11,600		Shima Seiki Manufacturing Ltd.	232,795

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
83,800	@	Suruga Corp.	$—
54,000		Taihei Dengyo Kaisha Ltd.	644,201
59,500		Taikisha Ltd.	903,925
239,960		Takefuji Corp.	1,694,576
84,000		Tamura Corp.	192,241
50,000		Tochigi Bank Ltd.	295,386
569,000		Toho Zinc Co., Ltd.	1,302,547
188,100		Tokai Rika Co., Ltd.	1,431,872
138,000		Tomy Co., Ltd.	733,284
836		Tosei Corp.	116,658
47,000		Toyo Kohan Co., Ltd.	197,042
57,000		Toyo Suisan Kaisha Ltd.	1,502,914
193,300		TS Tech Co., Ltd.	976,779
89,500		Unipres Corp.	589,086
90,000		Yamaguchi Financial Group, Inc.	999,786
64,500		Yamanashi Chuo Bank Ltd.	375,568
66,500		Yamato Kogyo Co., Ltd.	1,608,209
			55,900,317
		Malaysia: 0.3%
131,500		Tanjong PLC	489,173
			489,173
		Netherlands: 1.6%
60,294		Boskalis Westminster	1,216,269
30,701	@	Crucell NV	544,443
34,851	@	Gemalto NV	850,715
51,459		OCE NV	132,116
43,365		OPG Groep NV	497,832
			3,241,375
		Norway: 0.5%
144,400	@	Ementor ASA	338,297
70,000	@	TGS Nopec Geophysical Co. ASA	399,804
70,358		Veidekke ASA	281,362
			1,019,463
		South Korea: 3.6%
113,202	@	Asiana Airlines	329,120
6,410	@	Binggrae Co., Ltd.	182,882
90,880	@	Daesang Corp.	328,274
229,750	@	Daou Technology, Inc.	936,015
14,170	@	Dongkuk Steel Mill Co., Ltd.	247,883
27,060	@	Huchems Fine Chemical Corp.	417,457
2,532	@	KISCO Corp.	78,919
79,100	@	Kolon Industries, Inc.	1,531,206
204,452	@	Korea Technology Investment Corp.	195,004
20,708	@	Korea Zinc Co., Ltd.	1,319,245
9,794	@	LG Life Sciences Ltd.	281,047
55,880	@	LG Telecom Ltd.	373,566
31,160	@	Lotte Midopa Co., Ltd.	171,549
1,685	@	Lotte Samkang Co., Ltd.	161,453
67,470	@	S&T Dynamics Co., Ltd.	425,233
23,213	@	TK Corp.	455,122
			7,433,975
		Spain: 1.7%
28,334		Corporacion Financiera Alba SA	995,125
292,277		Iberia Lineas Aereas de Espana	673,434
43,100		Laboratorios Almirall SA	358,800
14,849		Red Electrica de Espana	609,927
49,512		Viscofan SA	928,804
			3,566,090
		Sweden: 0.7%
90,000	@	Betsson AB	850,235
5,275		Lundbergforetagen AB - B Shares	179,170
33,700		Wihlborgs Fastigheter AB	377,432
			1,406,837
		Switzerland: 6.2%
52,145		Adecco SA	1,750,561
33,502		Baloise Holding AG	2,078,435

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
7,124		Bobst Group AG	$191,181
2,051		Flughafen Zuerich AG	459,268
4,361		Galenica AG	1,364,755
2,530		Geberit AG - Reg	244,867
317		Jelmoli Holding AG	616,890
24,571		Pargesa Holding SA	1,578,451
39,916	@	PSP Swiss Property AG	1,689,327
3,362		Rieter Holding AG	377,579
2,889		Schweizerhall Holding AG	526,712
13,790	@	Swiss Life Holding	747,956
23,257	@	Swiss Prime Site AG	981,824
20,204	@	Temenos Group AG - Reg	176,804
107		Vetropack Holding AG	116,717
			12,901,327
		United Kingdom: 13.5%
104,504		Amec PLC	849,695
392,412		ARM Holdings PLC	518,919
196,344		Balfour Beatty PLC	1,048,120
542,310		Brit Insurance Holdings PLC	1,583,358
142,877		Britvic PLC	474,030
216,720		Cable & Wireless PLC	490,898
57,611		Capital & Regional PLC	25,066
554,201		Carillion PLC	1,869,295
—		Chemring Group PLC	—
216,899	@	Colt Telecom Group SA	246,327
1,195,888		Dimension Data Holdings PLC	618,833
17,917		Drax Group PLC	143,991
327,894		eaga PLC	679,422
263,526		Filtrona PLC	479,309
1,028,540		Friends Provident PLC	1,227,107
794,081		Game Group PLC	1,641,238
5,386		Greggs PLC	275,554
131,742		Informa PLC	456,660
174,500		Intercontinental Hotels Group PLC	1,312,663
199,504		JKX Oil & Gas PLC	580,935
35,957		Keller Group PLC	319,105
637,202		Ladbrokes PLC	1,662,780
154,381		Meggitt PLC	307,938
567,016		Michael Page International PLC	1,783,975
70,997		Mondi PLC	187,174
35,895		Morgan Sindall PLC	284,339
129,274		Petrofac Ltd.	778,134
367,784		Premier Farnell PLC	716,330
161,412		PV Crystalox Solar PLC	213,236
195,732		Spectris PLC	1,362,132
78,237		Spirax-Sarco Engineering PLC	939,161
660,796		Spirent Communications PLC	365,464
777,554		Stagecoach Group PLC	1,361,251
700,000		Tomkins PLC	1,192,591
103,727		Weir Group PLC	497,033
302,496		WH Smith PLC	1,469,080
			27,961,143
		United States: 0.2%
6,400		Core Laboratories NV	430,016
			430,016
		Total Common Stock
		(Cost $305,792,047)	191,895,481
REAL ESTATE INVESTMENT TRUSTS: 2.0%
		Australia: 0.2%
671,495		Commonwealth Property Office Fund	358,177
			358,177
		France: 1.0%
28,793		Gecina SA	1,990,260
			1,990,260

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		Japan: 0.4%
237		DA Office Investment Corp.		$402,438
700		Nippon Commercial Investment Corp.		461,017
				863,455
		Singapore: 0.4%
1,917,000	@	Suntec Real Estate Investment Trust		829,585
				829,585
		Total Real Estate Investment Trusts
		(Cost $7,640,380)		4,041,477
EXCHANGE-TRADED FUNDS: 3.7%
		Developed Markets: 3.7%
198,200		iShares MSCI EAFE Index Fund		7,670,340
		Total Exchange-Traded Funds
		(Cost $8,270,853)		7,670,340
MUTUAL FUNDS: 0.1%
		United Kingdom: 0.1%
11,117		Caledonia Investments PLC		211,540
		Total Mutual Funds
		(Cost $450,345)		211,540
PREFERRED STOCK: 1.2%
		Germany: 0.5%
17,512		Draegerwerk AG		442,157
17,879		Fuchs Petrolub AG		669,904
				1,112,061
		Italy: 0.7%
254,450	@	Instituto Finanziario Industriale S.p.A.		1,462,774
				1,462,774
		Total Preferred Stock
		(Cost $5,796,376)		2,574,835
		Total Long-Term Investments
		(Cost $327,950,001)		206,393,673

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.4%
		Repurchase Agreement: 3.4%
$7,053,000		Deutsche Bank Repurchase Agreement dated 01/30/09, 0.270%, due 02/02/09, $7,053,159 to be received upon repurchase (Collateralized by $6,825,200 U.S. Treasury, 4.000%, Market Value plus accrued interest $7,194,089, due 03/15/10)		$7,053,000
		Total Repurchase Agreement
		(Cost $7,053,000)		7,053,000
		Total Short-Term Investments
		(Cost $7,053,000)		7,053,000
		Total Investments in Securities
		(Cost $335,003,001)*	103.2%	$213,446,673
		Other Assets and Liabilities - Net	(3.2)	(6,554,415)
		Net Assets	100.0%	$206,892,258

	@	Non-income producing security
	*	Cost for federal income tax purposes is $338,953,016.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,978,570
		Gross Unrealized Depreciation		(128,484,913)
		Net Unrealized Depreciation		$(125,506,343)

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	1.8%
Aerospace/Defense	1.1
Agriculture	0.3
Airlines	1.6
Apparel	0.3
Auto Manufacturers	0.5
Auto Parts & Equipment	2.0
Banks	4.3
Beverages	1.1
Biotechnology	0.3
Building Materials	1.2
Chemicals	3.2
Closed-End Funds	0.1
Coal	0.1
Commercial Services	2.4
Computers	2.6
Distribution/Wholesale	0.2
Diversified	1.4
Diversified Financial Services	2.3
Electric	1.7
Electrical Components & Equipment	1.1
Electronics	2.5
Energy - Alternate Sources	0.3
Engineering & Construction	6.6
Entertainment	1.8
Environmental Control	0.2
Food	3.7
Forest Products & Paper	0.1
Hand/Machine Tools	1.8
Healthcare - Products	0.2
Healthcare - Services	0.0
Holding Companies - Diversified	1.6
Home Furnishings	0.1
Household Products/Wares	0.2
Insurance	4.5
Internet	0.8
Investment Companies	2.0
Iron/Steel	4.4
Leisure Time	0.2
Lodging	1.4
Machinery - Construction & Mining	0.5
Machinery - Diversified	2.2
Media	1.3
Metal Fabricate/Hardware	1.6
Mining	2.1
Miscellaneous Manufacturing	1.3
Office Property	0.6
Office/Business Equipment	0.1
Oil & Gas	3.7
Oil & Gas Services	1.7
Packaging & Containers	0.1
Pharmaceuticals	3.7
Real Estate	2.9
Retail	4.2
Semiconductors	0.4
Software	2.2
Telecommunications	1.7
Textiles	1.1
Toys/Games/Hobbies	0.4
Transportation	2.1
Venture Capital	0.2
Other Long-Term Investments	3.7
Short-Term Investments	3.4
Other Assets and Liabilities - Net	(3.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$24,237,812	$—
Level 2- Other Significant Observable Inputs	189,208,861	—
Level 3- Significant Unobservable Inputs	—	—
Total	$213,446,673	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of January 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.7%
594,195		ING Emerging Countries Fund - Class I		$8,372,206
5,107,314		ING Foreign Fund - Class I		50,817,777
4,026,213		ING Index Plus International Equity Fund - Class I		22,103,911
6,231,846		ING International Capital Appreciation Fund - Class I		36,269,342
5,535,794		ING International Equity Dividend Fund - Class I		25,907,514
1,659,938		ING International Growth Opportunities Fund - Class I		8,548,680
1,934,385		ING International Real Estate Fund - Class I		11,277,466
775,857		ING International SmallCap Multi-Manager Fund - Class I		15,943,853
3,919,558		ING International Value Choice Fund - Class I		30,023,814
		Total Affiliated Investment Companies
		(Cost $378,657,204)		209,264,563
		Total Long-Term Investments
		(Cost $378,657,204)		209,264,563
		Total Investments in Securities
		(Cost $378,657,204)*	99.7%	$209,264,563
		Other Assets and Liabilities - Net	0.3	547,684
		Net Assets	100.0%	$209,812,247

	*	Cost for federal income tax purposes is $402,406,869.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(193,142,306)
		Net Unrealized Depreciation		$(193,142,306)

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$209,264,563	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$209,264,563	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 80.7%
		Bermuda: 1.0%
21,221		Credicorp Ltd.	$876,427
			876,427
		Brazil: 12.1%
61,708		Centrais Eletricas Brasileiras SA	695,811
53,159		Cia de Bebidas das Americas ADR	2,168,356
29,113		Cia Siderurgica Nacional SA	441,464
53,937		CIA Vale do Rio Doce	755,583
96,622		Cia Vale do Rio Doce ADR	1,363,336
32,497		Cia Vale do Rio Doce - SP ADR	394,514
197,414		Petroleo Brasileiro SA	2,584,251
55,993		Petroleo Brasileiro SA ADR	1,212,808
15,635		Uniao de Bancos Brasileiros SA GDR	879,938
			10,496,061
		Chile: 2.4%
2,577		Empresa Nacional de Telecomunicaciones S.A.	28,869
142,499		Enersis SA ADR	2,044,861
			2,073,730
		China: 7.5%
296,500		China Life Insurance Co., Ltd.	780,380
904,500		China Shenhua Energy Co., Ltd.	1,928,448
3,052,500		China Telecom Corp., Ltd.	1,107,507
343,000		China Yurun Food Group Ltd.	401,225
4,180,000	L	Industrial and Commercial Bank of China Ltd.	1,767,285
1,658,000	@	Shanghai Electric Group Co., Ltd.	523,298
			6,508,143
		Czech Republic: 1.5%
15,928		CEZ A/S	541,908
38,827		Telefonica O2 Czech Republic A/S	721,419
			1,263,327
		Hong Kong: 10.3%
413,000		Beijing Enterprises Holdings Ltd.	1,621,381
547,500		China Mobile Ltd.	4,928,472
1,393,840		China Overseas Land & Investment Ltd.	1,822,852
612,000		CNOOC Ltd.	526,712
			8,899,417
		India: 9.7%
74,652		Bharat Heavy Electricals	1,989,337
173,395	@	Bharti Airtel Ltd.	2,225,420
123,256		Hindustan Lever Ltd.	652,610
53,184		Housing Development Finance Corp.	1,641,840
112,770		ICICI Bank Ltd.	936,670
34,432		Reliance Industries Ltd.	918,438
			8,364,315
		Indonesia: 0.6%
932,000		Telekomunikasi Indonesia Tbk PT	511,416
			511,416
		Israel: 5.2%
107,851		Teva Pharmaceutical Industries Ltd. ADR	4,470,424
			4,470,424
		Malaysia: 0.2%
298,900		Proton Holdings Bhd	141,347
			141,347
		Mauritius: 0.9%
3,885,000		Golden Agri-Resources Ltd.	776,653
			776,653
		Mexico: 5.0%
50,324		America Movil SA de CV - Series L ADR	1,434,737
203,584	@	Empresas ICA S.A.B. de C.V.	325,909
25,362		Fomento Economico Mexicano SA de CV ADR	713,940

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Mexico (continued)
369,405		Grupo Financiero Banorte SA de CV	$487,747
51,860		Grupo Televisa SA ADR	725,521
330,022	L	Wal-Mart de Mexico SA de CV	688,881
			4,376,735
		Russia: 3.6%
175,901	L	OAO Gazprom ADR	2,270,529
287,850	@	OAO Rosneft Oil Co. GDR	892,144
			3,162,673
		South Africa: 3.7%
113,606		MTN Group Ltd.	1,077,268
52,636		Sasol Ltd.	1,401,463
104,218		Standard Bank Group Ltd.	716,241
			3,194,972
		South Korea: 6.4%
24,691	@	KT&G Corp.	1,479,172
8,103		Samsung Electronics Co., Ltd.	2,817,412
25,010	@	Samsung Techwin Co., Ltd.	513,035
2,299	@	Shinsegae Co., Ltd.	735,755
			5,545,374
		Taiwan: 7.9%
1,427,970		Chunghwa Telecom Co., Ltd.	2,160,824
267,190		Hon Hai Precision Industry Co., Ltd. - GDR	976,825
2,105,722		Taiwan Semiconductor Manufacturing Co., Ltd.	2,586,956
1,384,000		Uni-President Enterprises Corp.	1,080,386
			6,804,991
		Turkey: 2.0%
1,305,115	@	Turkiye Garanti Bankasi A/S	1,764,475
			1,764,475
		United Kingdom: 0.7%
107,655		Antofagasta PLC	647,346
			647,346
		Total Common Stock
		(Cost $96,602,178)	69,877,826
EXCHANGE-TRADED FUNDS: 10.0%
		China: 3.0%
101,762	L	iShares FTSE/Xinhua China 25 Index Fund	2,563,385
			2,563,385
		Emerging Markets: 2.4%
91,800		iShares MSCI Emerging Markets Index Fund	2,077,434
			2,077,434
		South Korea: 2.2%
72,889	L	iShares MSCI South Korea Index Fund	1,933,745
			1,933,745
		United States: 2.4%
310,100		iShares MSCI Taiwan Index Fund	2,111,781
			2,111,781
		Total Exchange-Traded Funds
		(Cost $10,134,624)	8,686,345
PREFERRED STOCK: 2.0%
		Brazil: 2.0%
64,872		Gerdau SA	420,270
416,668		Investimentos Itau SA	1,314,659
		Total Preferred Stock
		(Cost $2,778,786)	1,734,929
		Total Long-Term Investments
		(Cost $109,515,588)	80,299,100

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2009 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.1%
		Securities Lending Collateral(cc): 5.1%
$4,507,927		Bank of New York Mellon Corp. Institutional Cash Reserves		$4,475,821
		Total Securities Lending Collateral
		(Cost $4,508,144)		4,475,821
		Total Short-Term Investments
		(Cost $4,508,144)		4,475,821
		Total Investments in Securities
		(Cost $114,023,732)*	97.8%	$84,774,921
		Other Assets and Liabilities - Net	2.2	1,865,772
		Net Assets	100.0%	$86,640,693

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2009.
	*	Cost for federal income tax purposes is $122,865,071.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$891,769
		Gross Unrealized Depreciation		(38,981,919)
		Net Unrealized Depreciation		$(38,090,150)

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Agriculture	2.6%
Auto Manufacturers	0.2
Banks	8.0
Beverages	3.3
Coal	2.2
Diversified Financial Services	2.5
Electric	3.8
Electrical Components & Equipment	2.3
Electronics	1.1
Engineering & Construction	0.4
Food	1.7
Holding Companies - Diversified	3.4
Household Products/Wares	0.8
Insurance	0.9
Iron/Steel	1.0
Machinery - Diversified	0.6
Media	0.8
Mining	3.7
Oil & Gas	11.3
Pharmaceuticals	5.2
Real Estate	2.1
Retail	1.6
Semiconductors	6.8
Telecommunications	16.4
Other Long-Term Investments	10.0
Short-Term Investments	5.1
Other Assets and Liabilities - Net	2.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$31,492,757	$—
Level 2- Other Significant Observable Inputs	53,282,164	—
Level 3- Significant Unobservable Inputs	—	—
Total	$84,774,921	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2009 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 24.2%
			Argentina: 0.2%
	$50,000	#, C, I	Cia de Transporte de Energia Electrica de Alta Tension SA, 8.875%, due 12/15/16	$19,250
	100,000	+, #, I	Earls Eight Ltd., 8.000%, due 12/31/12	20,000
	100,000	+, #, I	Eirles Eight Ltd., 8.000%, due 12/31/12	20,000
	781,950	S, I	Province of Mendoza, 5.500%, due 09/04/18	238,495
	40,368	#, ±, C, I	Transportadora Gas del Norte, 6.500%, due 12/31/12	6,258
	1,285,000	#, ±, S, I	Transportadora Gas Norte, 8.000%, due 12/31/12	199,175
				503,178
			Brazil: 3.6%
BRL	2,300,000	#, I	Banco Do Brasil, 9.750%, due 07/18/17	898,747
BRL	2,400,000	#, I	Banco Safra Ltd., 10.875%, due 04/03/17	850,862
BRL	2,300,000	#, I	Banco Votorantim, 10.625%, due 04/10/14	930,244
BRL	250,000	#, I	Banco Votorantim, 10.625%, due 04/10/14	44,026
	$252,290		Citigroup Funding, Inc., 6.000%, due 08/17/10	293,611
	2,401,717	#	Citigroup Funding, Inc., 6.000%, due 05/18/15	2,113,546
	2,800,000		Citigroup Funding, Inc., 10.000%, due 01/03/17	2,149,694
	1,490,000	C	Petrobras International Finance Co., 5.875%, due 03/01/18	1,309,382
	185,000	C	Usiminas Commercial Ltd., 7.250%, due 01/18/18	162,800
				8,752,912
			Chile: 0.2%
	620,000	#, C, I	Alto Parana SA, 6.375%, due 06/09/17	531,588
				531,588
			Cyprus: 0.3%
	1,150,000	#	Alfa MTN Invest Ltd., 9.250%, due 06/24/13	792,036
				792,036
			Dominican Republic: 0.6%
	2,025,785	#, I	Standard Bank PLC, 15.000%, due 03/12/12	1,378,917
	143,584	I	Standard Bank PLC, 16.000%, due 07/20/09	132,289
				1,511,206
			Hong Kong: 0.2%
	665,000	#, C, I	Citic Resources Finance Ltd., 6.750%, due 05/15/14	468,825
				468,825
			Indonesia: 2.9%
	4,920,000		JPMorgan Chase London, Series IDr$, due 06/17/21	4,581,996
	550,000	#, I	Majapahit Holding BV, 7.250%, due 06/28/17	331,223
	930,000	#, I	Majapahit Holding BV, 7.250%, due 06/28/17	590,550
	100,000	#, I	Majapahit Holding BV, 7.750%, due 10/17/16	65,500
	650,000	#, I	Majapahit Holding BV, 7.750%, due 10/17/16	409,427
	2,235,000	#, I	Majapahit Holding BV, 7.875%, due 06/29/37	1,184,550
				7,163,246
			Ireland: 0.3%
	700,000	#	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	532,464
	200,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 7.700%, due 08/07/13	169,130
				701,594
			Kazakhstan: 3.2%
	1,000,000	#	HSBK Europe BV, 7.250%, due 05/03/17	580,000
	1,410,000	#, I	Kazkommerts International BV, 7.500%, due 11/29/16	611,922
	1,700,000	#	KazMunaiGaz Finance Sub BV, 8.375%, due 07/02/13	1,385,500
	6,400,000	#	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	4,640,000
	1,500,000	I	TuranAlem Finance BV, 8.250%, due 01/22/37	614,355
				7,831,777

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Mexico: 1.6%
	$1,100,000	C	Grupo Televisa SA, 6.000%, due 05/15/18	$947,390
	2,105,000	C	Pemex Project Funding Master Trust, 5.750%, due 03/01/18	1,799,775
	955,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	762,670
	365,000	#, C	Petroleos Mexicanos, 8.000%, due 05/03/19	362,399
				3,872,234
			Nigeria: 1.3%
	500,000	S	Central Bank of Nigeria, 5.092%, due 01/05/10	40,000
	1,200,000	#, I	UBS AG, 1.860%, due 09/04/17	1,023,247
	2,000,000	I	UBS AG, 9.850%, due 08/02/17	1,680,843
	400,000	#, I	UBS AG, CLN, due 12/27/13	340,897
				3,084,987
			Peru: 0.9%
	1,161,806	#, I	Interoceanica IV Finance Ltd., 7.080%, due 11/30/25	367,479
	320,000	#	Interoceanica IV Finance Ltd., 7.600%, due 11/30/18	155,776
	3,147,798	#, I	Peru Enhanced Pass-through Finance Ltd., 6.610-6.620%, due 05/31/18	1,730,078
				2,253,333
			Philippines: 0.2%
	450,000	I	National Power Corp., 9.625%, due 05/15/28	387,000
				387,000
			Russia: 3.6%
	1,200,000	C, I	Alfa Bond Issuance PLC for OJSC Alfa Bank, 8.635%, due 02/22/17	545,000
	590,000		GAZ Capital SA, 6.510%, due 03/07/22	371,700
	1,350,000	S	GAZ Capital SA, 8.625%, due 04/28/34	1,128,911
	1,500,000	C, S, I	Kuznetski Capital for Bank of Moscow, 7.500%, due 11/25/15	715,620
	545,000	#, C	Lukoil International Finance BV, 6.656%, due 06/07/22	382,863
	2,400,000	S, I	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	2,268,000
RUB	25,000,000	I	Sibacademfinance PLC for URSA Bank, 9.125%, due 02/26/10	468,573
	$2,000,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 6.103%, due 06/27/12	1,711,226
	1,205,000		UBS Luxembourg SA for OJSC Vimpel Communications, 8.250%, due 05/23/16	750,113
	1,000,000	#	VIP FIN (Vimpelcom), 9.125%, due 04/30/18	635,000
				8,977,006
			South Korea: 1.4%
	2,200,000	I	Korea Development Bank, 8.000%, due 01/23/14	2,187,790
	1,280,000	C, I	Shinhan Bank, 6.819%, due 09/20/36	686,477
	1,230,000	C, I	Woori Bank, 6.208%, due 05/02/37	615,258
				3,489,525
			Thailand: 0.3%
	800,000	I	Bangkok Bank PCL, 9.025%, due 03/15/29	674,210
				674,210
			Trinidad And Tobago: 0.8%
	2,515,000	C, I	Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, due 05/08/22	1,991,126
				1,991,126
			Turkey: 0.1%
TRY	400,000	S	European Investment Bank, 10.000%, due 01/28/11	233,513
				233,513
			Ukraine: 0.5%
	$550,000	S, I	City of Kiev Ukraine, 8.000%, due 11/06/15	154,000
	500,000	I	Standard Bank (Nak), 8.125%, due 09/30/09	317,500
	2,800,000	#, I	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	791,000
				1,262,500
			Venezuela: 2.0%
	7,500,000	C	Petroleos de Venezuela SA, 5.250%, due 04/12/17	2,906,250
	6,315,000	C	Petroleos de Venezuela SA, 5.375%, due 04/12/27	2,036,588
				4,942,838
			Total Corporate Bonds/Notes
			(Cost $88,201,561)	59,424,634

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2009 (Unaudited) (continued)

Principal Amount				Value
OTHER BONDS: 63.5%
			Argentina: 1.5%
	$2,000,000		Argentina Government International Bond, 7.000%, due 10/03/15	$659,000
18,535,000		S	Argentina Government International Bond, Series $GDP, due 12/15/35	558,947
5,600,000		+, #, S, I	Province of Buenos Aires Argentina, 3.000%, due 05/15/35	842,800
2,480,000		#, S, I	Province of Buenos Aires Argentina, 9.375%, due 09/14/18	551,800
4,130,000		I	Province of Buenos Aires Argentina, 9.625%, due 04/18/28	795,025
444,500		#, I	Provincia Del Neuquen Titulo Provincial, 8.656%, due 10/18/14	335,598
				3,743,170
			Belize: 0.0%
330,000		+, C, I	Belize Government International Bond, 4.250%, due 02/20/29	127,050
				127,050
			Bosnia and Herzegovina: 0.1%
DEM	750,000	S, I	Bosnia & Herzegovina Government International Bond, 21.430%, due 12/11/17	171,847
				171,847
			Brazil: 8.5%
	$5,300,000		Brazil Government International Bond, 7.125%, due 01/20/37	5,472,250
1,080,000			Brazil Government International Bond, 8.750%, due 02/04/25	1,252,800
1,300,000		C	Brazil Government International Bond, 11.000%, due 08/17/40	1,628,900
BRL	16,000,000		Federal Republic of Brazil, 12.500%, due 01/05/16	7,275,862
	$310,000	C	Federative Republic of Brazil, 6.000%, due 01/17/17	308,450
BRL	11,000,000		Federative Republic of Brazil, 12.500%, due 01/05/22	4,956,875
				20,895,137
			Colombia: 4.0%
	$1,915,000		Republic of Colombia, 7.375%, due 01/27/17	1,943,725
665,000			Republic of Colombia, 7.375%, due 03/18/19	661,675
355,000			Republic of Colombia, 8.125%, due 05/21/24	358,550
COP	2,061,000,000		Republic of Colombia, 9.850%, due 06/28/27	991,643
COP	12,000,000,000		Republic of Colombia, 12.000%, due 10/22/15	5,788,734
				9,744,327
			Dominican Republic: 1.2%
	$2,267,927	S	Dominican Republic, 9.040%, due 01/23/18	1,712,285
2,115,000		#	Dominican Republic International Bond, 8.625%, due 04/20/27	1,364,175
				3,076,460
			El Salvador: 0.4%
1,230,000		I	El Salvador Government International Bond, 7.650%, due 06/15/35	940,950
				940,950
			Ghana: 0.2%
900,000		#	Republic of Ghana, 8.500%, due 10/04/17	598,500
				598,500
			Hungary: 5.8%
HUF	2,450,000,000		Hungary Government International Bond, 6.750%, due 02/12/13	9,410,321
HUF	1,200,000,000		Hungary Government International Bond, 8.000%, due 02/12/15	4,739,748
				14,150,069
			Indonesia: 1.6%
	$2,415,000		Indonesia Government International Bond, 7.500%, due 01/15/16	2,010,104
1,110,000		#	Indonesia Government International Bond, 7.750%, due 01/17/38	771,450
1,470,000		S	Indonesia Government International Bond, 8.500%, due 10/12/35	1,089,036
				3,870,590
			Iraq: 1.7%
9,050,000		C, S	Republic of Iraq, 5.800%, due 01/15/28	4,298,750
				4,298,750
			Lebanon: 0.1%
210,000		I	Lebanon Government International Bond, 8.250%, due 04/12/21	191,730
				191,730
			Malaysia: 3.7%
MYR	30,000,000		Malaysia Government International Bond, 4.240%, due 02/07/18	9,055,060
				9,055,060
			Mexico: 5.9%
MXN	182,000,000		Mexican Bonos, 7.750%, due 12/14/17	12,729,727
	$280,000	C	Mexico Government International Bond, 5.950%, due 03/19/19	273,840
1,300,000			Mexico Government International Bond, 8.300%, due 08/15/31	1,423,500
				14,427,067

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2009 (Unaudited) (continued)

Principal Amount				Value
			Pakistan: 0.7%
	$3,695,000	I	Islamic Republic of Pakistan, 6.875%, due 06/01/17	$1,487,238
610,000		I	Pakistan Government International Bond, 7.125%, due 03/31/16	248,054
				1,735,292
			Panama: 0.8%
50,000			Panama Government International Bond, 6.700%, due 01/26/36	45,500
595,000			Panama Government International Bond, 7.125%, due 01/29/26	578,638
1,000,000			Panama Government International Bond, 8.875%, due 09/30/27	1,095,000
130,000			Panama Government International Bond, 9.375%, due 04/01/29	146,575
				1,865,713
			Peru: 1.4%
1,400,000			Peru Government International Bond, 6.550%, due 03/14/37	1,253,000
PEN	5,000,000	#	Peru Government International Bond, 6.900%, due 08/12/37	1,444,579
	$720,000		Peru Government International Bond, 7.350%, due 07/21/25	727,200
				3,424,779
			Philippines: 1.4%
1,010,000			Philippine Government International Bond, 8.375%, due 06/17/19	1,050,400
600,000			Philippine Government International Bond, 8.875%, due 03/17/15	651,000
1,500,000			Philippine Government International Bond, 9.000%, due 02/15/13	1,635,000
				3,336,400
			Poland: 3.5%
PLN	20,000,000		Poland Government International Bond, 5.250%, due 04/25/13	5,777,185
PLN	10,000,000		Poland Government International Bond, 5.250%, due 10/25/17	2,798,166
				8,575,351
			Russia: 4.5%
	$1,060,000	#	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.125%, due 01/14/14	810,900
995,000		#	RSHB Capital SA for OJSC Russian Agricultural Bank, 7.750%, due 05/29/18	671,625
6,262,200		+, S	Russia Government International Bond, 7.500%, due 03/31/30	5,854,468
2,800,000		S	Russia Government International Bond, 12.750%, due 06/24/28	3,682,000
				11,018,993
			South Africa: 0.6%
1,705,000			South Africa Government International Bond, 5.875%, due 05/30/22	1,475,363
				1,475,363
			Thailand: 3.5%
THB	70,000,000		Thailand Government International Bond, 4.250%, due 03/13/13	2,158,497
THB	200,000,000		Thailand Government International Bond, 5.125%, due 03/13/18	6,458,722
				8,617,219
			Turkey: 8.2%
	$4,450,000		Republic of Turkey, 7.000%, due 09/26/16	4,338,750
TRY	4,680,000		Turkey Government International Bond, 10.000%, due 02/15/12	2,614,477
TRY	3,000,000		Turkey Government International Bond, 14.000%, due 09/26/12	1,732,542
TRY	7,000,000		Turkey Government International Bond, 16.000%, due 03/07/12	4,268,371
TRY	3,000,000		Turkey Government International Bond, 21.080%, due 06/26/13	1,916,933
	$1,000,000		Turkey Government International Bond, 6.875%, due 03/17/36	795,000
2,250,000			Turkey Government International Bond, 7.375%, due 02/05/25	2,013,750
TRY	4,800,000		Turkey Government International Bond, due 04/14/10	2,480,226
				20,160,049
			Ukraine: 0.5%
	$1,400,000	I	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 6.800%, due 10/04/12	495,320
360,000			Ukraine Government International Bond, 6.580%, due 11/21/16	162,107
1,180,000		S	Ukraine Government International Bond, 7.650%, due 06/11/13	601,800
				1,259,227
			Uruguay: 1.3%
314,322			Republica Orient Uruguay, 7.625%, due 03/21/36	260,101
3,517,500		&	Uruguay Government International Bond, 7.875%, due 01/15/33	2,937,113
				3,197,214

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Venezuela: 2.4%
$2,200,000		Bolivarian Republic of Venezuela, 9.375%, due 01/13/34		$1,045,000
860,000		Republic of Venezuela, 6.000%, due 12/09/20		333,250
2,400,000		Republic of Venezuela, 7.000%, due 03/31/38		912,000
2,000,000	S	Venezuela Government International Bond, 5.750%, due 02/26/16		915,000
4,900,000		Venezuela Government International Bond, 7.000%, due 12/01/18		2,192,750
540,000		Venezuela Government International Bond, 9.000%, due 05/07/23		251,100
160,000		Venezuela Government International Bond, 9.250%, due 05/07/28		74,800
340,000		Venezuela Government International Bond, 13.625%, due 08/15/18		225,250
				5,949,150
		Total Other Bonds
		(Cost $204,668,296)		155,905,457
		Total Long-Term Investments
		(Cost $292,869,857)		215,330,091
		Total Investments in Securities
		(Cost $292,869,857)*	87.7%	$215,330,091
		Other Assets and Liabilities - Net	12.3	30,294,556
		Net Assets	100.0%	$245,624,647

	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	I	Illiquid security
	±	Defaulted security
	BRL	Brazilian Real
	COP	Colombian Peso
	HUF	Hungarian Forint
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	PEN	Peruvian Nuevo Sol
	PLN	Polish Zloty
	RUB	Russian Ruble
	THB	Thai Baht
	TRY	Turkish Lira
	*	Cost for federal income tax purposes is $292,910,767.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,929,399
		Gross Unrealized Depreciation		(79,510,075)
		Net Unrealized Depreciation		$(77,580,676)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Banks	6.2%
Diversified Financial Services	6.5
Electric	1.2
Foreign Government Bonds	63.5
Forest Products & Paper	0.2
Gas	0.1
Iron/Steel	0.1
Media	0.4
Multi-National	0.1
Municipal	0.0
Oil & Gas	8.8
Telecommunications	0.6
Other Assets and Liabilities - Net	12.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$(469,472)
Level 2- Other Significant Observable Inputs	180,664,499	(389,293)
Level 3- Significant Unobservable Inputs	34,665,591	—
Total	$215,330,091	$(858,765)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended January 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 10/31/08	$29,720,673	$—
Net Purchases/(Sales)	1,488,430	—
Accrued Discounts/(Premiums)	64,494	—
Total Realized Gain/(Loss)	(1,412,385)	—
Total Unrealized Appreciation/(Depreciation)	2,641,407	—
Net Transfers In/(Out) of Level 3	2,162,972	—
Balance at 01/31/09	$34,665,591	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2009 (Unaudited) (continued)

At January 31, 2009 the following forward foreign currency contracts were outstanding for the ING Emerging Markets Fixed Income Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Chilean Peso
CLP 3,200,000,000	BUY	2/17/09	5,144,695	5,175,661	$30,966
EU Euro
EUR 4,300,000	BUY	3/26/09	5,551,300	5,501,620	(49,680)
Polish Zloty
PLN 7,500,000	BUY	3/16/09	2,341,555	2,145,824	(195,731)
South African Rand
ZAR 9,500,000	BUY	2/9/09	909,439	928,487	19,048
South African Rand
ZAR 104,093,741	BUY	3/30/09	10,181,811	10,044,619	(137,192)
					$(332,589)

Brazilian Real
BRL 11,500,000	SELL	2/11/09	4,509,804	4,940,592	$(430,788)
Colombian Peso
COP 6,300,000,000	SELL	2/11/09	2,683,135	2,581,211	101,924
Hungarian Forint
HUF 544,000,000	SELL	2/9/09	2,603,369	2,337,096	266,273
Malaysian Ringgit
MYR 4,600,000	SELL	2/9/09	1,246,950	1,274,597	(27,647)
Turkish Lira
TRY 3,900,000	SELL	2/12/09	2,397,787	2,364,253	33,534
					$(56,704)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2009 (Unaudited) (continued)

ING Emerging Markets Fixed Income Fund Open Futures Contracts on January 31, 2009

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	58	03/31/09	$113,137
U.S. Treasury Long Bond	75	03/20/09	(582,609)
			$(469,472)

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 13.1%
		Austria: 1.2%
2,760	@	Conwert Immobilien Invest AG	$16,538
12,400	@	Immofinanz Immobilien Anlagen AG	14,001
			30,539
		Germany: 1.0%
870		Deutsche Euroshop AG	23,995
			23,995
		Sweden: 5.6%
13,890		Castellum AB	88,553
8,680		Hufvudstaden AB	50,943
			139,496
		Switzerland: 2.3%
1,390	@	PSP Swiss Property AG	58,828
			58,828
		United Kingdom: 3.0%
5,043		Helical Bar PLC	22,757
54,040		Safestore Holdings Ltd.	51,493
			74,250
		Total Common Stock (Cost $483,012)	327,108
REAL ESTATE INVESTMENT TRUSTS: 81.5%
		Belgium: 1.0%
200		Cofinimmo	24,200
			24,200
		France: 38.2%
630		Fonciere Des Regions	38,463
1,240		ICADE	99,696
2,038		Klepierre	48,484
3,360		Mercialys	99,262
1,190		Societe de la Tour Eiffel	37,099
580		Societe Immobiliere de Location pour l’Industrie et le Commerce	50,506
4,320		Unibail	579,151
			952,661
		Italy: 1.7%
30,208		Immobiliare Grande Distribuz	42,053
			42,053
		Netherlands: 17.4%
3,325		Corio NV	142,244
3,830		Eurocommercial Properties NV	110,615
1,240		Vastned Retail NV	52,788
1,809		Wereldhave NV	129,701
			435,348
		United Kingdom: 23.2%
16,480		British Land Co. PLC	107,558
14,517		Brixton PLC	17,978
5,160		Derwent Valley Holdings PLC	44,576
8,010		Great Portland Estates PLC	26,610
17,078		Hammerson PLC	100,004
21,910		Land Securities Group PLC	218,318
3,910		Liberty International PLC	21,010
12,800		Segro PLC	29,548
3,840		Shaftesbury PLC	14,984
			580,586
		Total Real Estate Investment Trusts (Cost $3,507,660)	2,034,848
		Total Long-Term Investments (Cost $3,990,672)	2,361,956

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.2%
		Affiliated Mutual Fund: 1.2%
29,763		ING Institutional Prime Money Market Fund - Class I		$29,763
		Total Mutual Fund
		(Cost $29,763)		29,763
		Total Short-Term Investments
		(Cost $29,763)		29,763
		Total Investments in Securities
		(Cost $4,020,435)*	95.8%	$2,391,719
		Other Assets and Liabilities - Net	4.2	103,823
		Net Assets	100.0%	$2,495,542

	@	Non-income producing security
	*	Cost for federal income tax purposes is $4,509,414.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,053
		Gross Unrealized Depreciation		(2,118,748)
		Net Unrealized Depreciation		$(2,117,695)

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Diversified	69.9%
Office Property	9.5
Real Estate	11.0
Shopping Centers	2.1
Storage/Warehousing	2.1
Short-Term Investments	1.2
Other Assets and Liabilities - Net	4.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$29,763	$—
Level 2- Other Significant Observable Inputs	2,361,955	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,391,719	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 83.8%
		Australia: 2.4%
175,567		BHP Billiton Ltd.	$3,255,611
652,761		Macquarie Airports Management Ltd.	935,679
23,069		Newcrest Mining Ltd.	447,185
59,303		Rio Tinto Ltd.	1,539,339
			6,177,814
		Austria: 0.4%
4,643		Flughafen Wien AG	185,763
26,992		OMV AG	769,197
10,285		Telekom Austria AG	144,346
			1,099,306
		Bermuda: 0.0%
12,024	@, L	Central European Media Enterprises Ltd.	118,557
			118,557
		Brazil: 1.0%
182,784		Cia Vale do Rio Doce ADR	2,579,082
			2,579,082
		Canada: 3.7%
105,489		Barrick Gold Corp.	3,969,225
40,792	@	Eldorado Gold Corp. (Canadian Denominated Security)	319,350
4,902		EnCana Corp.	222,741
18,336		EnCana Corp.	815,980
63,516	@	Ivanhoe Mines Ltd.	175,074
93,869		Kinross Gold Corp.	1,663,424
6,106		Petro-Canada	132,402
3,031		Petro-Canada	66,174
20,563		Potash Corp. of Saskatchewan	1,546,941
7,633	@	Research In Motion Ltd.	422,868
29,529		Talisman Energy, Inc.	279,577
			9,613,756
		China: 0.1%
534,732	L	Beijing Capital International Airport Co., Ltd.	235,824
			235,824
		Czech Republic: 2.3%
54,985	S	Komercni Banka A/S	6,046,371
			6,046,371
		Denmark: 0.6%
2,008	@	ALK-Abello A/S	176,557
25,948		Novo-Nordisk A/S	1,382,346
			1,558,903
		Finland: 0.8%
100,127		Nokia OYJ	1,227,201
25,562		Orion OYJ	440,443
49,744		Stora Enso OYJ (Euro Denominated Security)	303,118
			1,970,762
		France: 15.4%
27,576		ADP	1,475,887
4,928		Air Liquide	358,354
5,359		Alstom	257,469
55,456		AXA SA	873,366
28,009		BNP Paribas	1,069,268
16,304		Bouygues SA	555,196
46,774		Carrefour SA	1,594,971
8,027		Casino Guichard Perrachon SA	525,976
13,344		Cie de Saint-Gobain	450,779
92,775		Credit Agricole SA	1,123,063
14,478		Electricite de France	705,613
209,091		France Telecom SA	4,685,508
87,578		Gaz de France	3,350,652
91,746		Groupe Danone	4,708,989
4,766		Lafarge SA	218,904

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		France (continued)
1,905		L’Oreal SA	$126,341
9,623		LVMH Moet Hennessy Louis Vuitton SA	524,132
75,403		Sanofi-Aventis	4,240,891
8,350		Schneider Electric SA	528,412
27,729		Societe Generale	1,159,418
12,292	@	Suez Environnement SA	195,875
163,480	S	Total SA	8,146,904
36,623		Vinci SA	1,249,218
83,158		Vivendi	2,142,193
			40,267,379
		Germany: 9.4%
3,261		Adidas AG	113,291
12,062		Allianz AG	1,010,410
31,428		BASF AG	916,848
30,192		Bayer AG	1,608,088
9,975		Bayerische Motoren Werke AG	237,004
23,410		DaimlerChrysler AG	656,197
8,568		Deutsche Post AG	107,128
214,014		Deutsche Telekom AG	2,598,973
145,706		E.ON AG	4,724,923
81,292	L	Fraport AG Frankfurt Airport Services Worldwide	3,032,846
14,104		Fresenius AG	681,654
46,595		Fresenius Medical Care AG & Co. KGaA	2,084,280
4,439		Merck KGaA	376,948
10,122		Metro AG	366,318
7,654		Muenchener Rueckversicherungs AG	1,011,804
32,301		Rhoen Klinikum AG	647,985
37,536		RWE AG	2,930,820
27,282		Siemens AG	1,536,994
12,776	@	UkrTelecom GDR	20,514
			24,663,025
		Greece: 0.2%
25,684		Hellenic Telecommunications Organization SA	388,518
			388,518
		Hong Kong: 0.4%
265,461		China Merchants Holdings International Co., Ltd.	467,282
652,303	I	GOME Electrical Appliances Holdings Ltd.	94,217
1,381,040		Shun TAK Holdings Ltd.	501,176
			1,062,675
		Hungary: 1.4%
353,913	@, S, L	OTP Bank Nyrt	3,506,698
381		Richter Gedeon Nyrt	43,327
			3,550,025
		Ireland: 1.2%
137,425		CRH PLC	3,209,908
			3,209,908
		Italy: 4.4%
51,928		Assicurazioni Generali S.p.A.	1,080,349
31,921		Buzzi Unicem S.p.A.	397,607
145,916		Enel S.p.A.	818,465
362,961		ENI S.p.A.	7,677,040
7,614		Italcementi S.p.A.	71,132
287,287		Telecom Italia S.p.A.	353,005
599,675		UniCredito Italiano S.p.A.	1,055,147
			11,452,745
		Japan: 6.2%
6,601		Aisin Seiki Co., Ltd.	88,781
19,705	S	Canon, Inc.	537,670
141		Central Japan Railway Co.	1,005,606
5,700		Daikin Industries Ltd.	130,682
15,888		Denso Corp.	287,869
24,900		East Japan Railway Co.	1,688,435
8,200		Eisai Co., Ltd.	299,524
5,100		Fanuc Ltd.	302,242
91		Fuji Television Network, Inc.	115,843
48,828	S	Honda Motor Co., Ltd.	1,122,160
15,000		Itochu Corp.	72,918
158		Japan Tobacco, Inc.	454,281

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
146		KDDI Corp.	$911,601
18,505		Komatsu Ltd.	191,040
15,319		Kubota Corp.	83,318
3,000		Kyocera Corp.	192,587
35,484		Matsushita Electric Industrial Co., Ltd.	430,515
10,700		Mitsubishi Corp.	141,391
59,000		Mitsubishi Electric Corp.	270,788
14,000		Mitsui & Co., Ltd.	146,093
2,700		Nidec Corp.	129,706
5,001		Nintendo Co., Ltd.	1,550,384
4,800		Nippon Telegraph & Telephone Corp.	232,474
809		NTT DoCoMo, Inc.	1,409,325
3,167		Olympus Corp.	50,838
11,000		Ricoh Co., Ltd.	134,241
28,286		Seven & I Holdings Co., Ltd.	754,298
6,000		Shin-Etsu Chemical Co., Ltd.	280,728
8,033		Sony Corp.	156,556
13,200		Suzuki Motor Corp.	178,196
6,700		Takeda Pharmaceutical Co., Ltd.	313,951
73,600	S	Toyota Motor Corp.	2,367,577
3,310		Yamada Denki Co., Ltd.	195,020
			16,226,638
		Luxembourg: 0.7%
77,916		ArcelorMittal	1,743,586
			1,743,586
		Mexico: 0.0%
45,023		Grupo Cementos Chihuahua	90,878
			90,878
		Netherlands: 5.8%
41,947		Heineken NV	1,233,085
37,704		Koninklijke Philips Electronics NV	685,311
23,692		Reed Elsevier NV	262,197
291,244		Royal Dutch Shell PLC	7,176,475
95,768		Royal KPN NV	1,274,717
7,518		TNT NV	130,304
202,449		Unilever NV	4,462,632
			15,224,721
		New Zealand: 0.1%
327,968		Auckland International Airport Ltd.	301,160
			301,160
		Norway: 0.1%
21,994		Statoil ASA	378,946
			378,946
		Poland: 1.7%
2,297	@	Bank BPH	22,887
4,373		Bank Handlowy w Warszawie	43,648
64,057		Bank Pekao SA	1,988,963
304,622		Powszechna Kasa Oszczednosci Bank Polski SA	2,412,866
			4,468,364
		Portugal: 0.1%
68,109		Energias de Portugal SA	240,995
			240,995
		Romania: 0.1%
193,352		Romanian Bank for Development SA	330,039
			330,039
		Russia: 0.1%
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	35,383
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	5,630
29,146	@, #, I	Federal Grid Co Unified Energy System JSC GDR	34,244
14,630	@, #, I	Inter Rao Ues OAO GDR	24,147
4,865	@, #, I	Kusbassenergo OJSC GDR	4,559
23,485	@, #, I	Mosenergo OAO - Spon GDR	29,039
67,340	@, #, I	OGK-1 OAO GDR	29,105
17,500	@, #, I	OGK-2 OAO GDR	12,435
28,770	@, #, I	OGK-3 OJSC GDR	11,429
20,405	@, #, I	OGK-6 OAO GDR	14,499
3,500,000	@	RAO Energy System of East OAO	6,300
45,519	@, #, L	Sistema-Hals GDR	11,380

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Russia (continued)
26,740	@, #, I	Territorial Generating Co. 1 GDR	$10,099
1,120	@, #, I	TGK-14 GDR	1,974
4,515	@, #, I	TGK-2 GDR	2,779
11,095	@, #, I	TGK-4 GDR	7,294
11,760	@, #, I	TGK-9 OAO GDR	5,922
11,690	@, #, I	Volga Territorial Generating Co. GDR	7,358
12,040	@, #, I	Yenisei Territorial - Spon GDR	3,823
			257,399
		Spain: 3.3%
111,982		Banco Bilbao Vizcaya Argentaria SA	1,044,216
146,842		Banco Santander Central Hispano SA	1,188,258
84,522	@	EDP Renovaveis SA	625,356
46,799	@	Iberdrola Renovables	189,113
273,883		Iberdrola SA	2,120,707
35,287		Inditex SA	1,342,961
122,229		Telefonica SA	2,166,967
			8,677,578
		Sweden: 0.9%
28,188		Getinge AB	374,546
34,235		Hennes & Mauritz AB	1,321,037
67,837		Svenska Cellulosa AB - B Shares	529,280
40,210		TeliaSonera AB	176,329
			2,401,192
		Switzerland: 7.6%
33,022	@	ABB Ltd.	428,812
1,177		BKW FMB Energie AG	100,938
16,875		Compagnie Financiere Richemont SA	247,327
3,144		Flughafen Zuerich AG	704,017
10,835		Holcim Ltd.	436,848
213,511		Nestle SA	7,378,792
7,125		Nobel Biocare Holding AG	109,259
77,623		Novartis AG	3,189,567
24,006		Roche Holding AG	3,370,076
2,764		Swatch Group AG - BR	307,810
417		Swisscom AG	131,062
9,889		Syngenta AG	1,912,434
1,972		Synthes, Inc.	237,522
31,672		Xstrata PLC	258,761
5,720		Zurich Financial Services AG	1,031,383
			19,844,608
		Taiwan: 0.0%
589		Cathay Financial Holding Co., Ltd. GDR	5,638
			5,638
		Ukraine: 0.3%
5,090,724	@	JSCB Ukrsotsbank	98,977
3,938,839	@	Raiffeisen Bank Aval	70,965
11,482	@	Ukrnafta Oil Co. ADR	148,827
10,545,713		UkrTelecom	362,231
			681,000
		United Kingdom: 13.0%
180,641		BHP Billiton PLC	3,019,468
691,995		BP PLC	4,900,738
66,100		British American Tobacco PLC	1,812,441
194,767		Cadbury PLC	1,563,381
219,571	S	Diageo PLC	2,946,086
155,535		GlaxoSmithKline PLC	2,743,160
143,963		HSBC Holdings PLC	1,116,971
45,698		Imperial Tobacco Group PLC	1,249,583
71,978		National Grid PLC	671,739
58,613		Rio Tinto PLC	1,259,580
77,388	@	Rolls-Royce Group PLC	369,423
37,443		Scottish & Southern Energy PLC	643,821
227,930		Smith & Nephew PLC	1,652,203
846,219		Tesco PLC	4,373,291
54,943		Tullow Oil PLC	557,848
2,147,063	S	Vodafone Group PLC	3,987,773
191,080		WM Morrison Supermarkets PLC	746,381
39,828		WPP PLC	224,052
			33,837,939

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		United States: 0.1%
9,771	@	Dr Pepper Snapple Group, Inc.		$160,733
				160,733
		Total Common Stock
		(Cost $265,886,214)		218,866,064
EXCHANGE-TRADED FUNDS: 10.1%
		Eurozone: 0.5%
42,056		iShares DJ Euro STOXX 50		1,199,738
				1,199,738
		Hong Kong: 1.9%
2,808,500		Tracker Fund of Hong Kong		4,853,326
				4,853,326
		Japan: 5.3%
15,512	@	Nomura ETF - Nikkei 225 Exchange Traded Fund		1,400,371
1,379,210	@	Nomura TOPIX Exchange Traded Fund		12,481,747
				13,882,118
		South Korea: 2.4%
235,523	L	iShares MSCI South Korea Index Fund		6,248,425
				6,248,425
		Total Exchange-Traded Funds
		(Cost $27,050,968)		26,183,607
MUTUAL FUNDS: 0.0%
		Russia: 0.0%
82,957	@	RenShares Utilities Ltd.		62,218
		Total Mutual Funds
		(Cost $131,939)		62,218
PREFERRED STOCK: 0.1%
		Russia: 0.1%
1,897	I	Silvinit BRD		188,752
		Total Preferred Stock
		(Cost $562,232)		188,752
		Total Long-Term Investments
		(Cost $293,631,353)		245,300,641
SHORT-TERM INVESTMENTS: 2.4%
		Affiliated Mutual Fund: 0.0%
65,684		ING Institutional Prime Money Market Fund - Class I		65,684
		Total Mutual Fund
		(Cost $65,684)		65,684

Principal Amount				Value
		Securities Lending Collateral(cc): 2.4%
$6,318,351		Bank of New York Mellon Corp. Institutional Cash Reserves		$6,283,924
		Total Securities Lending Collateral
		(Cost $6,318,665)		6,283,924
		Total Short-Term Investments
		(Cost $6,384,349)		6,349,608
		Total Investments in Securities
		(Cost $300,015,702)*	96.4%	$251,650,249
		Other Assets and Liabilities - Net	3.6	9,495,499
		Net Assets	100.0%	$261,145,748

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2009 (Unaudited) (continued)

not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at January 31, 2009.
*	Cost for federal income tax purposes is $312,366,331.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,393,273
	Gross Unrealized Depreciation	(64,109,355)
	Net Unrealized Depreciation	$(60,716,082)

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.1%
Agriculture	1.3
Apparel	0.0
Auto Manufacturers	1.8
Auto Parts & Equipment	0.1
Banks	8.5
Beverages	1.7
Building Materials	1.9
Chemicals	2.6
Computers	0.2
Cosmetics/Personal Care	0.1
Distribution/Wholesale	0.1
Electric	5.0
Electrical Components & Equipment	0.3
Electronics	0.4
Energy - Alternate Sources	0.3
Engineering & Construction	3.5
Food	9.9
Forest Products & Paper	0.3
Gas	1.3
Healthcare - Products	1.2
Healthcare - Services	1.0
Hedge Fund	0.0
Holding Companies - Diversified	0.4
Home Furnishings	0.2
Insurance	1.9
Iron/Steel	0.7
Machinery - Construction & Mining	0.1
Machinery - Diversified	0.2
Media	1.1
Mining	7.1
Miscellaneous Manufacturing	0.6
Office/Business Equipment	0.3
Oil & Gas	12.0
Pharmaceuticals	6.4
Real Estate	0.2
Retail	1.6
Telecommunications	7.7
Toys/Games/Hobbies	0.6
Transportation	1.1
Water	0.1
Other Long-Term Investments	10.1
Short-Term Investments	2.4
Other Assets and Liabilities - Net	3.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$43,017,659	$—
Level 2- Other Significant Observable Inputs	208,529,360	(284,862)
Level 3- Significant Unobservable Inputs	103,230	—
Total	$251,650,249	$(284,862)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended January 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 10/31/08	$58,849	$—
Net Purchases/(Sales)	—	—
Accrued Discounts/(Premiums)	—	—
Total Realized Gain/(Loss)	—	—
Total Unrealized Appreciation/(Depreciation)	(17,837)	—
Net Transfers In/(Out) of Level 3	62,218	—
Balance at 01/31/09	$103,230	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2009 (Unaudited) (continued)

At January 31, 2009 the following forward foreign currency contracts were outstanding for the ING Foreign Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Czech Koruna
CZK 12,308,990	BUY	10/27/09	666,071	563,570	$(102,501)
EU Euro
EUR 3,851,105	BUY	4/21/09	4,955,794	4,926,094	(29,700)
EU Euro
EUR 5,652,839	BUY	4/21/09	8,078,166	7,230,759	(847,407)
EU Euro
EUR 5,445,697	BUY	4/21/09	7,646,194	6,965,797	(680,397)
EU Euro
EUR 3,325,459	BUY	4/21/09	4,730,382	4,253,719	(476,663)
Hungarian Forint
HUF 606,381,056	BUY	5/12/09	2,949,611	2,565,755	(383,856)
Hungarian Forint
HUF 116,723,400	BUY	5/12/09	605,412	493,887	(111,525)
Hungarian Forint
HUF 231,997,172	BUY	5/12/09	1,041,701	981,640	(60,061)
Japanese Yen
JPY 281,879,684	BUY	2/17/09	3,153,017	3,138,638	(14,379)
Japanese Yen
JPY 543,112,536	BUY	2/17/09	6,074,405	6,047,380	(27,025)
Polish Zloty
PLN 2,063,865	BUY	5/7/09	655,070	588,753	(66,317)
Polish Zloty
PLN 4,783,923	BUY	5/7/09	1,418,005	1,364,697	(53,308)
Polish Zloty
PLN 2,213,835	BUY	5/21/09	740,289	631,244	(109,045)
Polish Zloty
PLN 6,649,028	BUY	10/20/09	2,487,302	1,891,502	(595,800)
Polish Zloty
PLN 12,744,984	BUY	11/19/09	4,714,975	3,625,668	(1,089,307)
					$(4,647,291)

Czech Koruna
CZK 4,735,251	SELL	4/20/09	253,033	217,135	$35,898
Czech Koruna
CZK 30,497,775	SELL	4/20/09	1,551,655	1,398,479	153,176
Czech Koruna
CZK 4,088,610	SELL	4/20/09	189,086	187,484	1,602
Czech Koruna
CZK 6,808,033	SELL	5/21/09	338,287	312,062	26,225
Czech Koruna
CZK 3,042,813	SELL	7/14/09	165,821	139,352	26,469
Czech Koruna
CZK 3,054,420	SELL	10/14/09	165,821	139,847	25,974

Czech Koruna
CZK 28,781,239	SELL	10/27/09	1,435,975	1,317,756	118,219
Czech Koruna
CZK 22,736,958	SELL	10/27/09	1,153,867	1,041,017	112,850
Czech Koruna
CZK 5,668,374	SELL	10/27/09	288,467	259,528	28,939
EU Euro
EUR 4,204,379	SELL	3/2/09	5,449,380	5,380,985	68,395
EU Euro
EUR 4,207,274	SELL	3/2/09	5,455,152	5,384,691	70,461
EU Euro
EUR 18,275,099	SELL	4/21/09	24,457,566	23,376,369	1,081,197
Hungarian Forint
HUF 946,088,119	SELL	5/12/09	4,418,908	4,003,143	415,765
Hungarian Forint
HUF 606,381,057	SELL	5/12/09	2,804,897	2,565,755	239,142
Polish Zloty
PLN 4,797,375	SELL	5/7/09	1,720,599	1,368,535	352,064
Polish Zloty
PLN 2,341,048	SELL	5/7/09	860,300	667,825	192,475
Polish Zloty
PLN 4,899,966	SELL	5/11/09	1,720,599	1,397,616	322,983
Polish Zloty
PLN 5,065,558	SELL	5/11/09	1,758,777	1,444,848	313,929
Polish Zloty
PLN 237,888	SELL	5/21/09	77,312	67,830	9,482
Polish Zloty
PLN 2,602,396	SELL	5/21/09	845,758	742,036	103,722
Polish Zloty
PLN 6,649,028	SELL	10/20/09	2,120,564	1,891,502	229,062
Polish Zloty
PLN 3,070,417	SELL	11/19/09	973,885	873,466	100,419
Polish Zloty
PLN 9,674,567	SELL	11/19/09	3,086,183	2,752,202	333,981
					$4,362,429

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 21.8%
		Aerospace/Defense: 0.3%
$292,000	C	United Technologies Corp., 6.125%, due 02/01/19	$317,174
			317,174
		Agriculture: 0.9%
368,000	S	Altria Group, Inc., 9.700%, due 11/10/18	403,352
368,000	S	Altria Group, Inc., 9.950%, due 11/10/38	394,845
198,000		Philip Morris International, Inc., 6.875%, due 03/17/14	217,145
			1,015,342
		Airlines: 0.1%
150,000	C, S	Delta Airlines, Inc., 7.570%, due 11/18/10	138,750
			138,750
		Banks: 1.8%
400,000	S	Fifth Third Bancorp., 8.250%, due 03/01/38	302,084
518,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	500,423
250,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	242,785
600,000	C	Morgan Stanley, 6.750%, due 04/15/11	600,201
3,000		National City Corp., 6.875%, due 05/15/19	2,613
677,000	C, S	Wells Fargo & Company, 7.980%, due 02/28/49	420,313
			2,068,419
		Beverages: 1.4%
315,000	#, C	Anheuser-Busch Cos., Inc., 7.750%, due 01/15/19	320,094
750,000	C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	710,828
469,000	C	PepsiCo, Inc., 7.900%, due 11/01/18	582,672
			1,613,594
		Computers: 0.8%
251,000	C, S	Hewlett-Packard Co., 5.500%, due 03/01/18	260,705
278,000	C	International Business Machines Corp., 7.625%, due 10/15/18	329,623
256,000	C	International Business Machines Corp., 8.000%, due 10/15/38	322,104
			912,432
		Diversified Financial Services: 2.0%
300,000		American Express Co., 7.000%, due 03/19/18	298,713
205,000		American Express Credit Corp., 7.300%, due 08/20/13	209,918
300,000	S	Caterpillar Financial Services Corp., 5.450%, due 04/15/18	280,192
331,000		FIA Card Services NA, 6.625%, due 06/15/12	331,808
443,000		General Electric Capital Corp., 6.875%, due 01/10/39	393,662
150,000	S	John Deere Capital Corp., 5.350%, due 04/03/18	142,814
154,000	S	John Deere Capital Corp., 5.750%, due 09/10/18	151,898
369,000	C	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	446,497
			2,255,502
		Electric: 1.5%
64,000	C, S	Commonwealth Edison Co., 4.700%, due 04/15/15	59,369
523,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	532,017
319,000	C, S	Constellation Energy Group, 7.600%, due 04/01/32	272,975
128,000	C	Duke Energy Corp., 6.300%, due 02/01/14	131,423
138,000	C	Entergy Texas, Inc., 7.125%, due 02/01/19	134,740
130,000	C	Indiana Michigan Power, 7.000%, due 03/15/19	130,744
264,000	C	Metropolitan Edison, 7.700%, due 01/15/19	271,003
276,000	C	Southwestern Electric Power, 5.550%, due 01/15/17	250,826
			1,783,097
		Food: 0.8%
260,000	C	General Mills, Inc., 5.650%, due 02/15/19	259,776
66,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	67,417
500,000		Kraft Foods, Inc., 6.500%, due 08/11/17	514,297
22,000		Kraft Foods, Inc., 6.875%, due 02/01/38	22,055
107,000		Kraft Foods, Inc., 7.000%, due 08/11/37	108,930
			972,475
		Household Products/Wares: 0.8%
785,000		Kimberly-Clark Corp., 7.500%, due 11/01/18	923,852
			923,852

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Machinery - Construction & Mining: 0.1%
$107,000	C	Caterpillar, Inc., 8.250%, due 12/15/38	$123,563
			123,563
		Media: 2.9%
250,000	C, S	Comcast Corp., 5.700%, due 05/15/18	243,501
76,000	C, S	Comcast Corp., 5.900%, due 03/15/16	74,192
250,000	C, S	Comcast Corp., 6.300%, due 11/15/17	251,157
84,000	C, S	Comcast Corp., 6.950%, due 08/15/37	86,079
451,000	#, C, S	COX Communications, Inc., 6.250%, due 06/01/18	411,771
397,000	C	News America, Inc., 6.150%, due 03/01/37	346,810
159,000	C	Time Warner Cable, Inc., 6.200%, due 07/01/13	156,667
350,000	C	Time Warner Cable, Inc., 6.750%, due 07/01/18	342,391
303,000	C	Time Warner Cable, Inc., 8.750%, due 02/14/19	337,985
353,000	C	Time Warner, Inc., 5.500%, due 11/15/11	344,732
446,000	C, S	Time Warner, Inc., 7.700%, due 05/01/32	434,044
373,000	C	Viacom, Inc., 6.875%, due 04/30/36	275,197
			3,304,526
		Miscellaneous Manufacturing: 1.1%
900,000	S	General Electric Co., 5.250%, due 12/06/17	853,123
373,000		Tyco International Finance, 8.500%, due 01/15/19	396,671
			1,249,794
		Oil & Gas: 0.6%
265,000	C	ConocoPhillips, 5.750%, due 02/01/19	263,214
207,000	C	ConocoPhillips, 6.500%, due 02/01/39	204,019
281,000	C	Hess Corp., 7.000%, due 02/15/14	280,224
			747,457
		Oil & Gas Services: 0.1%
140,000	C	Weatherford International, Ltd., 9.625%, due 03/01/19	142,719
			142,719
		Pipelines: 0.8%
411,000	C	Enbridge Energy Partners, 9.875%, due 03/01/19	433,634
246,000	C	Energy Transfer Partners, 9.700%, due 03/15/19	264,892
90,000	C	Trans-Canada Pipelines, 7.125%, due 01/15/19	95,566
99,000	C	Trans-Canada Pipelines, 7.625%, due 01/15/39	103,345
			897,437
		Retail: 0.4%
490,000	C, S	CVS Caremark Corp., 5.750%, due 06/01/17	491,078
			491,078
		Software: 0.2%
159,000	C	Oracle Corp., 5.250%, due 01/15/16	162,972
86,000	C	Oracle Corp., 5.750%, due 04/15/18	89,639
			252,611
		Telecommunications: 3.5%
237,000	C	AT&T, Inc., 6.550%, due 02/15/39	235,666
681,000	C, S	AT&T, Inc., 6.700%, due 11/15/13	736,016
290,000	C, S	British Telecommunications PLC, 5.950%, due 01/15/18	244,632
138,000	C, S	Deutsche Telekom International Finance BV, 5.875%, due 08/20/13	142,641
120,000	C, S	Embarq Corp., 6.738%, due 06/01/13	114,105
87,000	C, S	France Telecom SA, 8.500%, due 03/01/31	111,470
420,000	C	Telefonica Emisones SAU, 6.421%, due 06/20/16	445,280
353,000	C	TELUS Corp., 8.000%, due 06/01/11	362,761
633,000	C	Verizon Communications, Inc., 8.950%, due 03/01/39	782,021
390,000	#, C	Verizon Wireless, 8.500%, due 11/15/18	448,215
420,000	C	Vodafone Group PLC, 5.625%, due 02/27/17	409,529
			4,032,336
		Transportation: 1.7%
50,000	C, S	Burlington Northern Santa Fe Corp., 5.750%, due 03/15/18	49,249
162,000	C, S	Burlington Northern Santa Fe Corp., 6.150%, due 05/01/37	145,948
200,000	C, S	Burlington Northern Santa Fe Corp., 6.200%, due 08/15/36	177,153
518,000	C, S	CSX Corp., 6.250%, due 03/15/18	459,608
33,000	C, S	CSX Corp., 7.450%, due 04/01/38	29,198
200,000	C	Norfolk Southern Corp., 5.750%, due 04/01/18	193,064
250,000	C	Norfolk Southern Corp., 7.700%, due 05/15/17	272,075
350,000	C	Union Pacific Corp., 5.700%, due 08/15/18	335,960
127,000	C	Union Pacific Corp., 6.625%, due 02/01/29	115,523

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Transportation (continued)
$174,000	C	Union Pacific Corp., 7.875%, due 01/15/19	$193,136
			1,970,914
		Total Corporate Bonds/Notes
		(Cost $23,241,995)	25,213,072
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.6%
		Federal Home Loan Mortgage Corporation##: 1.6%
1,072,000	W	5.000%, due 03/01/39	1,085,567
756,000	W	5.500%, due 02/15/39	773,600
			1,859,167
		Federal National Mortgage Association##: 6.0%
226,000	W	4.500%, due 03/01/39	226,777
1,162,000	W	5.000%, due 02/25/24-02/01/39	1,185,804
646,000		5.500%, due 02/25/24	665,683
379,269	S	5.500%, due 06/01/37	388,603
2,032,000	W	5.500%, due 02/15/33	2,079,943
1,767,000		6.000%, due 02/25/39	1,821,390
525,000		6.500%, due 03/01/39	545,098
			6,913,298
		Government National Mortgage Association: 1.0%
226,000	W	4.500%, due 03/01/39	226,848
442,000	W	6.000%, due 02/15/39	454,776
528,000	W	6.500%, due 02/15/33	547,388
			1,229,012
		Total U.S. Government Agency Obligations
		(Cost $10,011,327)	10,001,477
U.S. TREASURY OBLIGATIONS: 16.5%
		U.S. Treasury Bonds: 0.6%
626,000	S	3.750%, due 11/15/18	674,323
75,000	S	4.375%, due 02/15/38	85,031
			759,354
		U.S. Treasury Notes: 13.2%
15,259,000	S	0.875%, due 12/31/10-01/31/11	15,254,861
			15,254,861
		Treasury Inflation Indexed Protected Securitiesip: 2.7%
1,335,000	S	1.375%, due 07/15/18	1,266,191
1,689,000	S	2.375%, due 04/15/11-01/15/25	1,831,244
			3,097,435
		Total U.S. Treasury Obligations
		(Cost $19,080,592)	19,111,650
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.0%
700,000	C, S	GE Capital Commercial Mortgage Corp., 5.337%, due 03/10/44	521,966
700,000	C, S	Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39	331,705
500,000	C, S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	342,707
1,027,000	C, S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	727,837
700,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.179%, due 12/15/44	571,105
500,000	C, S	LB-UBS Commercial Mortgage Trust, 5.156%, due 02/15/31	371,466
1,000,000	C, S	LB-UBS Commercial Mortgage Trust, 6.149%, due 04/15/41	679,547
		Total Collateralized Mortgage Obligations
		(Cost $4,853,814)	3,546,333

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2009 (Unaudited) (continued)

Principal Amount				Value
MUNICIPAL BONDS: 0.4%
			Louisiana: 0.4%
$400,000		C	State of Louisiana, 5.000%, due 10/15/17	$436,772
			Total Municipal Bonds
			(Cost $417,512)	436,772
OTHER BONDS: 36.5%
			Foreign Government Bonds: 36.5%
EUR	4,000,000	S	Bundesobligation, 4.000%, due 10/11/13	5,465,507
EUR	3,500,000	S	Bundesrepublik Deutschland, 3.750%, due 01/04/19	4,650,042
EUR	2,665,000	S	Bundesrepublik Deutschland, 4.250%, due 07/04/17	3,679,192
EUR	2,550,000	S	Bundesrepublik Deutschland, 4.250%, due 07/04/39	3,470,146
EUR	6,500,000	S	Bundesschatzanweisungen, 4.000%, due 09/10/10	8,642,068
CAD	2,200,000		Canadian Government International Bond, 4.250%, due 06/01/18	1,971,254
EUR	930,000	S	France Government International Bond, 3.250%, due 04/25/16	1,182,274
EUR	915,000	S	Italy Buoni Poliennali Del Tesoro, 3.750%, due 08/01/16	1,143,331
EUR	3,000,000	S	Italy Buoni Poliennali Del Tesoro, 5.500%, due 11/01/10	4,056,275
UYU	6,067,000	S	Republica Orient Uruguay, 4.250%, due 04/05/27	145,769
GBP	1,500,000	S	United Kingdom Gilt, 4.750%, due 12/07/38	2,298,039
GBP	500,000	S	United Kingdom Gilt Bond, 4.750%, due 06/07/10	760,455
GBP	3,000,000	S	United Kingdom Gilt Bond, 5.000%, due 03/07/18	4,779,136
			Total Other Bonds
			(Cost $43,329,930)	42,243,488

# of
Contracts			Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
		Foreign Currency Options: 0.0%
1,115,000		Currency Option OTC - JPMorgan Chase Bank, N.A.
		USD Put/BRL Call
		Strike @ 2.1400 BRL/USD - Exp 02/10/09	$1,419
1,150,000		Currency Option OTC - Deutsche Bank AG, London
		USD Put/MXN Call
		Strike @ 12.7950 MXN/USD - Exp 02/05/09	3
1,096,000		Currency Option OTC - Deutsche Bank AG, London
		USD Put/NZD Call
		Strike @ .5345 USD/NZD - Exp 02/27/09	10,647
		Total Positions in Purchased Options
		(Cost $39,484)	12,069
		Total Long-Term Investments
		(Cost $100,974,654)	100,564,861
SHORT-TERM INVESTMENTS: 6.8%
		Commercial Paper: 0.9%
$1,000,000	S	Volkswagen, 2.200%, due 02/03/09	999,817
		Total Commercial Paper
		(Cost $999,817)	999,817

Shares			Value
		Affiliated Mutual Fund: 5.9%
6,907,000	S	ING Institutional Prime Money Market Fund - Class I	$6,907,000
		Total Mutual Fund
		(Cost $6,907,000)	6,907,000

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		Total Short-Term Investments
		(Cost $7,906,817)		$7,906,817
		Total Investments in Securities
		(Cost $108,881,471)*	93.6%	$108,471,678
		Other Assets and Liabilities - Net	6.4	7,374,167
		Net Assets	100.0%	$115,845,845

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	CAD	Canadian Dollar
	EUR	EU Euro
	GBP	British Pound
	HUF	Hungarian Forint
	*	Cost for federal income tax purposes is $108,884,333.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,807,898
		Gross Unrealized Depreciation		(3,220,553)
		Net Unrealized Depreciation		$(412,655)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$6,907,000	$259,146
Level 2- Other Significant Observable Inputs	96,099,170	1,259,826
Level 3- Significant Unobservable Inputs	5,465,507	—
Total	$108,471,678	$1,518,972

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended January 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 10/31/08	$17,787,462	$176,818
Net Purchases/(Sales)	(11,444,446)	(212,796)
Accrued Discounts/(Premiums)	(6,787)	—
Total Realized Gain/(Loss)	(3,581,221)	212,796
Total Unrealized Appreciation/(Depreciation)	2,710,499	(176,818)
Net Transfers In/(Out) of Level 3	—	—
Balance at 01/31/09	$5,465,507	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2009 (Unaudited) (continued)

At January 31, 2009 the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 4,175,000	BUY	3/5/09	2,740,741	2,646,578	$(94,163)
Brazilian Real
BRL 7,350,000	BUY	2/19/09	3,044,739	3,150,104	105,365
Canadian Dollar
CAD 711,550	BUY	3/5/09	587,000	580,098	(6,902)
Canadian Dollar
CAD 1,033,670	BUY	3/5/09	851,000	842,709	(8,291)
Swiss Franc
CHF 668,933	BUY	2/19/09	599,000	576,864	(22,136)
Danish Krone
DKK 2,200,000	BUY	2/19/09	387,667	377,513	(10,154)
British Pound
GBP 516,225	BUY	2/19/09	751,000	747,903	(3,097)
British Pound
GBP 411,159	BUY	2/19/09	599,000	595,685	(3,315)
British Pound
GBP 1,023,420	BUY	2/19/09	1,498,000	1,482,724	(15,276)
British Pound
GBP 641,401	BUY	2/19/09	899,000	929,257	30,257
British Pound
GBP 652,817	BUY	2/19/09	899,000	945,797	46,797
British Pound
GBP 644,961	BUY	2/19/09	899,000	934,414	35,414
British Pound
GBP 1,226,128	BUY	2/19/09	1,703,000	1,776,405	73,405
British Pound
GBP 410,076	BUY	2/19/09	587,000	594,115	7,115
Japanese Yen
JPY 2,322,588,100	BUY	3/5/09	26,110,930	25,868,656	(242,274)
Japanese Yen
JPY 66,293,265	BUY	3/5/09	734,000	738,365	4,365
Norwegian Krone
NOK 5,104,100	BUY	2/19/09	713,743	736,290	22,547
Norwegian Krone
NOK 6,329,675	BUY	2/19/09	939,000	913,084	(25,916)
Polish Zloty
PLN 1,100,000	BUY	3/5/09	328,767	314,945	(13,822)
Swedish Krona
SEK 5,100,500	BUY	2/19/09	612,963	609,465	(3,498)
Swedish Krona
SEK 4,958,435	BUY	2/19/09	601,000	592,489	(8,511)

Swedish Krona
SEK 4,895,881	BUY	2/19/09	599,000	585,014	(13,986)
Swedish Krona
SEK 6,092,505	BUY	2/19/09	749,000	728,000	(21,000)
Swedish Krona
SEK 5,024,160	BUY	2/19/09	599,000	600,343	1,343
					$(165,733)

Australian Dollar
AUD 1,343,906	SELL	3/5/09	881,000	851,917	$29,083
Brazilian Real
BRL 7,350,000	SELL	2/19/09	3,130,324	3,150,104	(19,780)
Canadian Dollar
CAD 3,230,300	SELL	3/5/09	2,624,521	2,633,533	(9,012)
Swiss Franc
CHF 829,878	SELL	2/19/09	719,000	715,658	3,342
Swiss Franc
CHF 1,177,474	SELL	2/19/09	1,018,000	1,015,412	2,588
Swiss Franc
CHF 845,213	SELL	2/19/09	734,000	728,882	5,118
EU Euro
EUR 1,052,600	SELL	3/5/09	1,382,911	1,347,119	35,792
EU Euro
EUR 659,923	SELL	3/5/09	868,000	844,571	23,429
EU Euro
EUR 674,197	SELL	3/5/09	881,000	862,839	18,161
British Pound
GBP 5,457,400	SELL	2/19/09	7,900,711	7,906,640	(5,929)
British Pound
GBP 625,716	SELL	2/19/09	899,000	906,533	(7,533)
British Pound
GBP 1,310,722	SELL	2/19/09	1,797,000	1,898,964	(101,964)
Hungarian Forint
HUF 462,040,185	SELL	2/27/09	2,157,000	1,977,839	179,161
Hungarian Forint
HUF 960,577,000	SELL	2/27/09	4,300,000	4,111,908	188,092
Hungarian Forint
HUF 835,175,640	SELL	2/27/09	3,770,000	3,575,107	194,893
Mexican Peso
MXN 15,059,300	SELL	3/5/09	1,051,044	1,040,920	10,124
Norwegian Krone
NOK 4,101,184	SELL	2/19/09	603,000	591,614	11,386
New Zealand Dollar
NZD 6,707,800	SELL	3/5/09	3,510,648	3,396,397	114,251
Swedish Krona
SEK 4,992,044	SELL	2/19/09	601,000	596,505	4,495
Swedish Krona
SEK 4,871,494	SELL	2/19/09	592,000	582,100	9,900
Swedish Krona
SEK 7,601,139	SELL	2/19/09	899,000	908,269	(9,269)
Swedish Krona
SEK 8,125,624	SELL	2/19/09	1,010,000	970,940	39,060
					$715,388

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2009 (Unaudited) (continued)

ING Global Bond Fund Open Futures Contracts on January 31, 2009

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
Australia 3-Year Bond	127	03/16/09	$185,542
Australia 10-Year Bond	13	03/16/09	(2,508)
Euro-Bund	24	03/06/09	(38,903)
Euro-Schatz	23	03/06/09	24,996
Japan 10-Year Bond (TSE)	14	03/11/09	71,335
Japanese Government Bonds 10-Year Mini	4	03/10/09	2,057
Long Gilt	7	03/27/09	26,402
			$268,921
Short Contracts
U.S. Treasury 5-Year Note	70	03/31/09	$(24,238)
U.S. Treasury 10-Year Note	30	03/20/09	(28,150)
U.S. Treasury Long Bond	67	03/20/09	42,613
			$(9,775)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2009 (Unaudited) (continued)

ING Global Bond Fund Written Options Open on January 31, 2009:

Foreign Currency Options

		Exercise		Expiration	Notional		Premium
Description	Counterparty	Price		Date	Amount		Received	Value

Currency Option OTC
BRL Put/USD Call	JPMorgan Chase Bank, N.A.	2.4900	BRL/USD	02/10/09	USD	1,115,000	$20,760	$(9,850)
Currency Option OTC
MXN Put/USD Call	Deutsche Bank AG, London	14.3540	MXN/USD	02/05/09	USD	1,150,000	16,675	(18,514)
Currency Option OTC
NZD Put/USD Call	Deutsche Bank AG, London	0.4800	USD/NZD	02/27/09	USD	1,096,000	15,031	(15,031)
							$52,466	$(43,395)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2009 (Unaudited) (continued)

ING Global Bond Fund Interest Rate Swap Agreements Outstanding on January 31, 2009:

		Notional
	Termination	Principal		Unrealized
	Date	Amount		Appreciation
Receive a fixed rate equal to 9.250% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	11/17/11	MXN	206,300,000	$753,566
				$753,566

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.3%
		Australia: 5.3%
120,336		Australia & New Zealand Banking Group Ltd.	$998,584
348,107		Foster’s Group Ltd.	1,197,086
466,165		Insurance Australia Group	1,138,798
534,026		Macquarie Airports Management Ltd.	765,482
182,630		Suncorp-Metway Ltd.	851,067
96,727		Wesfarmers Ltd.	940,262
			5,891,279
		Belgium: 1.0%
32,370		Belgacom SA	1,129,322
			1,129,322
		Brazil: 1.1%
28,474		Petroleo Brasileiro SA ADR	616,747
46,851		Tele Norte Leste Participacoes SA ADR	576,267
			1,193,014
		Canada: 4.0%
44,583		Enerplus Resources Fund	921,085
151,693		Precision Drilling Trust	770,681
40,371		Toronto Dominion Bank	1,310,309
53,855		TransCanada Corp.	1,448,431
			4,450,506
		Finland: 1.9%
94,799		Nokia OYJ	1,161,899
108,540		UPM-Kymmene OYJ	1,025,586
			2,187,485
		France: 8.1%
29,588		Accor SA	1,167,939
37,590		Bouygues SA	1,280,042
49,291		France Telecom SA	1,104,559
18,404		Sanofi-Aventis	1,035,096
37,434		Total SA	1,865,496
30,655		Vinci SA	1,045,648
59,901		Vivendi	1,543,081
			9,041,861
		Germany: 2.5%
15,949		Deutsche Boerse AG	802,506
34,776		E.ON AG	1,127,709
6,405		Muenchener Rueckversicherungs AG	846,695
			2,776,910
		Italy: 7.3%
44,411		Banche Popolari Unite Scpa	552,683
303,432		Enel S.p.A.	1,701,996
76,586		ENI S.p.A.	1,619,883
81,571		Italcementi S.p.A. RSP	477,444
234,990		Mediaset S.p.A.	1,144,019
261,623		Snam Rete Gas S.p.A.	1,362,904
1,327,942		Telecom Italia S.p.A. RNC	1,280,456
			8,139,385
		Japan: 5.2%
94,000		Mitsui OSK Lines Ltd.	536,862
3,300		Nintendo Co., Ltd.	1,023,049
16,900		Sumitomo Mitsui Financial Group, Inc.	669,770
129,000		Sumitomo Trust & Banking Co., Ltd.	632,544
25,600		Takeda Pharmaceutical Co., Ltd.	1,199,573
35,600		Toyota Motor Corp.	1,145,187
23,000	@	Trend Micro, Inc.	627,228
			5,834,213
		Netherlands: 4.1%
18,362		Akzo Nobel NV	655,545
34,777		Randstad Holdings NV	689,196

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Netherlands (continued)
48,200		Royal Dutch Shell PLC	$1,187,685
64,693		TNT NV	1,121,277
45,484		Unilever NV	1,002,615
			4,656,318
		New Zealand: 0.6%
532,404		Telecom Corp. of New Zealand Ltd.	714,941
			714,941
		Poland: 1.0%
196,545		Telekomunikacja Polska SA	1,109,227
			1,109,227
		Singapore: 1.2%
226,500		DBS Group Holdings Ltd.	1,304,032
			1,304,032
		South Korea: 1.3%
56,943	@, L	KT Corp. ADR	804,605
15,771		S-Oil Corp.	663,837
			1,468,442
		Spain: 3.1%
108,045		Banco Bilbao Vizcaya Argentaria SA	1,007,504
173,557		Banco Santander Central Hispano SA	1,404,438
62,643		Telefonica SA	1,110,582
			3,522,524
		Sweden: 0.5%
162,154	L	Swedbank AB	568,374
			568,374
		Switzerland: 2.0%
79,979		Compagnie Financiere Richemont SA	1,172,207
24,865		Novartis AG	1,021,715
			2,193,922
		Taiwan: 1.1%
162,210		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,223,063
			1,223,063
		Thailand: 0.6%
250,100		Siam Cement PCL	708,918
			708,918
		United Kingdom: 10.0%
28,976		AstraZeneca PLC	1,116,568
223,080		Aviva PLC	1,007,794
285,997		BBA Aviation PLC	304,506
254,439		BP PLC	1,801,949
44,756		British American Tobacco PLC	1,227,195
46,844		Diageo PLC	628,528
68,901		GlaxoSmithKline PLC	1,215,202
123,908		HSBC Holdings PLC	961,370
1,138,105		Legal & General Group PLC	1,012,536
163,502		Tate & Lyle PLC	784,118
609,404		Vodafone Group PLC	1,131,856
			11,191,622
		United States: 33.4%
36,277		AGL Resources, Inc.	1,118,420
41,130		Altria Group, Inc.	680,290
34,656		Ameren Corp.	1,152,312
27,732		Arthur J. Gallagher & Co.	653,643
43,907		AT&T, Inc.	1,080,990
75,475		Bristol-Myers Squibb Co.	1,615,920
24,862		Chevron Corp.	1,753,268
35,739		Coca-Cola Co.	1,526,770
28,079		Consolidated Edison, Inc.	1,144,219
62,676		Dow Chemical Co.	726,415
41,739		Duke Energy Corp.	632,346
49,655		EI Du Pont de Nemours & Co.	1,140,079
19,844		Emerson Electric Co.	648,899
21,869		Exelon Corp.	1,185,737
75,072		Foot Locker, Inc.	552,530
78,531		General Electric Co.	952,581
26,634	L	Home Depot, Inc.	573,430

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		United States (continued)
86,144		Intel Corp.		$1,111,258
12,628	@	Kinder Morgan Energy Partners LP		625,717
38,899		Kraft Foods, Inc.		1,091,117
89,070		Leggett & Platt, Inc.		1,112,484
18,048		Lorillard, Inc.		1,073,134
61,369		Macy’s, Inc.		549,253
58,994		Masco Corp.		461,333
43,062		Mattel, Inc.		611,050
54,194		MeadWestvaco Corp.		630,818
40,968		Merck & Co., Inc.		1,169,636
101,791		Newell Rubbermaid, Inc.		822,471
114,770		NiSource, Inc.		1,110,974
40,597		NYSE Euronext		893,134
98,017		Pfizer, Inc.		1,429,088
27,456		Philip Morris International, Inc.		1,019,990
21,653		Rayonier, Inc.		637,464
28,086		Reynolds American, Inc.		1,072,323
112,233		Sara Lee Corp.		1,125,697
136,098		Seagate Technology, Inc.		515,811
32,177		Southern Co.		1,076,321
62,862		Spectra Energy Corp.		912,128
28,962		Wyeth		1,244,497
				37,433,547
		Total Common Stock
		(Cost $162,834,569)		106,738,905
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Australia: 0.5%
74,473		Westfield Group		562,092
				562,092
		Netherlands: 0.5%
12,736		Corio NV		544,846
				544,846
		Total Real Estate Investment Trusts
		(Cost $2,308,847)		1,106,938
		Total Long-Term Investments
		(Cost $165,143,416)		107,845,843

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.5%
		Securities Lending Collateral(cc): 1.5%
$1,737,453		Bank of New York Mellon Corp. Institutional Cash Reserves		$1,712,753
		Total Securities Lending Collateral
		(Cost $1,737,533)		1,712,753
		Total Short-Term Investments
		(Cost $1,737,533)		1,712,753
		Total Investments in Securities
		(Cost $166,880,949)*	97.8%	$109,558,596
		Other Assets and Liabilities - Net	2.2	2,444,494
		Net Assets	100.0%	$112,003,090

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2009.
	*	Cost for federal income tax purposes is $171,652,001.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$241,898
		Gross Unrealized Depreciation		(62,335,303)
		Net Unrealized Depreciation		$(62,093,405)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	0.3%
Agriculture	4.5
Auto Manufacturers	1.0
Banks	9.2
Beverages	3.0
Building Materials	1.5
Chemicals	2.2
Commercial Services	0.6
Computers	0.5
Diversified	0.5
Diversified Financial Services	1.5
Electric	7.2
Electrical Components & Equipment	0.6
Engineering & Construction	2.7
Food	3.6
Forest Products & Paper	2.0
Gas	3.2
Housewares	0.7
Insurance	4.2
Internet	0.6
Lodging	1.0
Media	2.4
Miscellaneous Manufacturing	1.8
Oil & Gas	10.0
Pharmaceuticals	9.9
Pipelines	2.7
Retail	3.4
Semiconductors	2.1
Shopping Centers	0.5
Telecommunications	10.0
Toys/Games/Hobbies	1.4
Transportation	1.5
Short-Term Investments	1.5
Other Assets and Liabilities - Net	2.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$47,681,381	$—
Level 2- Other Significant Observable Inputs	61,877,215	—
Level 3- Significant Unobservable Inputs	—	—
Total	$109,558,596	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.4%
		Australia: 2.0%
22,498		BHP Billiton Ltd. ADR	$844,575
198,426	@	Centamin Egypt Ltd.	118,125
9,129		Santos Ltd.	81,859
107,956	@	Sino Gold Ltd.	333,693
157,419	@	White Energy Co., Ltd.	195,105
			1,573,357
		Barbados: 0.8%
59,025	@	Nabors Industries Ltd.	646,324
			646,324
		Brazil: 0.6%
31,363		Cia Vale do Rio Doce ADR	442,532
			442,532
		Canada: 21.6%
17,917		Agnico-Eagle Mines Ltd.	950,318
57,631		Barrick Gold Corp.	2,160,586
50,671		Canadian Natural Resources Ltd.	1,801,354
71,601	@	Eldorado Gold Corp. (Canadian Denominated Security)	560,546
75,889		EnCana Corp.	3,364,918
106,439	@	European Goldfields Ltd.	273,421
30,388		GoldCorp, Inc.	898,573
77,164		Iamgold Corp.	527,802
61,305		Kinross Gold Corp.	1,083,872
42,049	@	MAG Silver Corp.	260,952
20,784		Major Drilling Group International	231,018
83,993		Nexen, Inc.	1,217,899
100,262	@	Premier Gold Mines Ltd.	152,079
54,893		Suncor Energy, Inc.	1,056,690
170,815		Talisman Energy, Inc.	1,612,494
69,603		Yamana Gold, Inc.	561,000
			16,713,522
		Chile: 0.1%
3,005		Sociedad Quimica y Minera de Chile SA ADR	81,436
			81,436
		France: 0.5%
8,318		Total SA ADR	414,070
			414,070
		Italy: 1.1%
20,301		ENI S.p.A. ADR	860,559
			860,559
		Netherlands: 1.8%
29,010		Royal Dutch Shell PLC ADR - Class A	1,428,162
			1,428,162
		South Africa: 0.9%
15,144		Anglogold Ashanti Ltd. ADR	434,481
21,407		Gold Fields Ltd. ADR	224,988
			659,469
		United Kingdom: 1.5%
2,843		BG Group PLC ADR	193,495
5,708		Randgold Resources Ltd. ADR	253,778
7,789		Rio Tinto PLC ADR	675,696
			1,122,969
		United States: 67.5%
23,100	@	Alpha Natural Resources, Inc.	376,992
41,449		Anadarko Petroleum Corp.	1,522,836
45,046		Apache Corp.	3,378,450
52,988		Arch Coal, Inc.	804,888
137,591		BJ Services Co.	1,513,501
74,315		Chevron Corp.	5,240,694

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		United States (continued)
38,531		Cimarex Energy Co.		$957,110
14,498		Cliffs Natural Resources, Inc.		335,919
77,306		ConocoPhillips		3,674,354
11,790		Consol Energy, Inc.		321,395
44,448		Devon Energy Corp.		2,737,997
6,700		Energen Corp.		198,167
10,549		EOG Resources, Inc.		714,906
80,152		ExxonMobil Corp.		6,130,025
26,784		Freeport-McMoRan Copper & Gold, Inc.		673,350
30,800	@	Global Industries Ltd.		106,260
72,624		Halliburton Co.		1,252,764
19,296		Hess Corp.		1,073,051
38,462		International Paper Co.		350,773
106,090	@	Key Energy Services, Inc.		361,767
99,794		Marathon Oil Corp.		2,717,391
15,078	@	Mariner Energy, Inc.		149,272
46,200	@	National Oilwell Varco, Inc.		1,221,528
12,766		Newmont Mining Corp.		507,831
62,497		Occidental Petroleum Corp.		3,409,211
104,869		Patterson-UTI Energy, Inc.		1,002,548
25,663		Peabody Energy Corp.		641,575
16,700	@	Plains Exploration & Production Co.		352,704
72,238		Schlumberger Ltd.		2,948,033
46,365		Smith International, Inc.		1,052,486
27,746	@	Stone Energy Corp.		238,061
12,469		Sunoco, Inc.		577,564
29,661	@	Transocean, Ltd.		1,620,084
19,112		United States Steel Corp.		573,933
21,800		Valero Energy Corp.		525,816
29,860		W&T Offshore, Inc.		375,340
16,124		Weyerhaeuser Co.		440,830
93,763		Williams Cos., Inc.		1,326,746
21,002		XTO Energy, Inc.		778,964
				52,185,116
		Total Common Stock
		(Cost $106,063,021)		76,127,516
		Total Long-Term Investments
		(Cost $106,063,021)		76,127,516
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
682,000		ING Institutional Prime Money Market Fund - Class I		682,000
		Total Mutual Fund
		(Cost $682,000)		682,000
		Total Short-Term Investments
		(Cost $682,000)		682,000
		Total Investments in Securities
		(Cost $106,745,021)*	99.3%	$76,809,516
		Other Assets and Liabilities - Net	0.7	502,868
		Net Assets	100.0%	$77,312,384

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $109,661,142.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,312,490
		Gross Unrealized Depreciation		(35,164,116)
		Net Unrealized Depreciation		$(32,851,626)

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Chemicals	0.1%
Coal	3.0
Forest Products & Paper	1.0
Gas	0.3
Iron/Steel	1.2
Mining	15.7
Oil & Gas	64.5
Oil & Gas Services	10.9
Pipelines	1.7
Short-Term Investments	0.9
Other Assets and Liabilities - Net	0.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$76,117,423	$—
Level 2- Other Significant Observable Inputs	692,093	—
Level 3- Significant Unobservable Inputs	—	—
Total	$76,809,516	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 29.6%
		Brazil: 0.3%
665,200	@	BR Malls Participacoes SA	$3,096,621
			3,096,621
		Canada: 0.2%
266,900		Brookfield Properties Co.	1,438,591
			1,438,591
		Germany: 0.6%
222,287		Deutsche Euroshop AG	6,130,662
			6,130,662
		Hong Kong: 13.8%
4,722,600		Cheung Kong Holdings Ltd.	43,573,751
3,078,000		Hang Lung Group Ltd.	9,913,881
6,053,000		Hang Lung Properties Ltd.	13,607,409
1,452,000		Henderson Land Development Co., Ltd.	5,546,398
2,476,700		Hongkong Land Holdings Ltd.	5,192,208
2,279,000		Hysan Development Co., Ltd.	3,696,511
1,331,800		Kerry Properties Ltd.	3,117,267
6,781,700		Sino Land Co.	6,502,284
4,857,400		Sun Hung Kai Properties Ltd.	43,033,521
3,249,675		Wharf Holdings Ltd.	8,029,894
			142,213,124
		India: 0.1%
1,023,600		Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	673,256
			673,256
		Japan: 11.5%
227,300		Aeon Mall Co., Ltd.	3,119,239
255,000		Daito Trust Construction Co., Ltd.	10,975,219
3,886,100		Mitsubishi Estate Co., Ltd.	50,960,020
2,704,600		Mitsui Fudosan Co., Ltd.	34,880,057
2,648		NTT Urban Development Corp.	2,275,383
1,439,800		Sumitomo Realty & Development Co., Ltd.	16,490,115
			118,700,033
		Singapore: 1.1%
7,548,300		CapitaLand Ltd.	11,688,985
			11,688,985
		Sweden: 0.8%
530,700		Castellum AB	3,383,362
868,616		Hufvudstaden AB	5,097,922
			8,481,284
		Switzerland: 0.9%
225,699	@	PSP Swiss Property AG	9,552,047
			9,552,047
		United Kingdom: 0.3%
3,118,865	I	Safestore Holdings Ltd.	2,971,889
			2,971,889
		Total Common Stock
		(Cost $473,471,810)	304,946,492
REAL ESTATE INVESTMENT TRUSTS: 70.3%
		Australia: 8.6%
6,110,900		CFS Retail Property Trust	6,892,285
23,968,100		Dexus Property Group	11,285,190
9,182,100		GPT Group	4,350,239
21,109,076		Macquarie Goodman Group	9,244,665
8,147,078		Mirvac Group	5,760,229
2,619,800		Stockland	5,951,696
5,958,554		Westfield Group	44,972,728
			88,457,032
		Canada: 2.2%
553,200	@, #	Calloway Real Estate Investment Trust	5,318,840
271,300		Canadian Real Estate Investment Trust	4,462,484

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Canada (continued)
266,400		Primaris Retail Real Estate	$2,152,925
932,900		RioCan Real Estate Investment Trust	11,061,664
			22,995,913
		France: 6.3%
53,200		Fonciere Des Regions	3,247,996
71,350		ICADE	5,736,523
25,600		Klepierre	609,023
258,437		Mercialys	7,634,815
38,013		Societe Immobiliere de Location pour l’Industrie et le Commerce	3,310,119
335,956		Unibail	45,039,159
			65,577,635
		Hong Kong: 1.4%
7,829,300		Link Real Estate Investment Trust	14,645,653
			14,645,653
		Japan: 6.1%
439		Frontier Real Estate Investment Corp.	2,261,276
462		Japan Logistics Fund, Inc.	2,541,491
2,550		Japan Real Estate Investment Corp.	22,982,810
694		Japan Retail Fund Investment Corp.	3,052,367
331		Nippon Accommodations Fund, Inc.	1,418,925
2,136		Nippon Building Fund, Inc.	22,915,819
530		Orix JREIT, Inc.	2,499,849
400		Tokyu Real Estate Investment Trust, Inc.	2,563,929
565		United Urban Investment Corp.	2,314,347
			62,550,813
		Netherlands: 2.5%
403,970		Corio NV	17,281,850
167,949		Eurocommercial Properties NV	4,850,586
46,178		Wereldhave NV	3,310,860
			25,443,296
		Singapore: 1.4%
6,306,000	@	Ascendas Real Estate Investment Trust	5,957,817
7,297,948	@, L	CapitaMall Trust	7,567,304
3,605,600	@	Macquarie MEAG Prime Real Estate Investment Trust	1,219,794
			14,744,915
		United Kingdom: 3.6%
1,278,100		British Land Co. PLC	8,341,655
222,060		Derwent Valley Holdings PLC	1,918,323
696,596		Great Portland Estates PLC	2,314,132
1,508,832		Hammerson PLC	8,835,320
1,473,117		Land Securities Group PLC	14,678,694
305,059		Liberty International PLC	1,639,170
			37,727,294
		United States: 38.2%
144,200		Acadia Realty Trust	1,682,814
136,900		Alexandria Real Estate Equities, Inc.	8,123,646
332,200		AMB Property Corp.	5,355,064
161,710		AvalonBay Communities, Inc.	8,378,195
356,200		BioMed Realty Trust, Inc.	3,932,448
347,900		Boston Properties, Inc.	15,064,070
406,900		BRE Properties, Inc.	10,331,191
191,800		Corporate Office Properties Trust SBI MD	5,059,684
404,310	L	Digital Realty Trust, Inc.	12,897,489
904,500		Equity Residential	21,644,685
131,200	L	Essex Property Trust, Inc.	8,665,760
397,300		Extra Space Storage, Inc.	3,222,103
429,600		Federal Realty Investment Trust	21,750,648
656,500		HCP, Inc.	15,322,710
380,400		Health Care Real Estate Investment Trust, Inc.	14,382,924
250,000		Highwoods Properties, Inc.	5,640,000
165,100	L	Home Properties, Inc.	5,925,439
573,400		Hospitality Properties Trust	7,695,028
1,861,410		Host Hotels & Resorts, Inc.	10,014,386
846,300		Kimco Realty Corp.	12,169,794
97,400	L	LaSalle Hotel Properties	811,342
574,075	L	Liberty Property Trust	11,481,500
918,300	L	Macerich Co.	13,535,742

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		United States (continued)
675,900	L	Nationwide Health Properties, Inc.		$17,255,727
400,800		Omega Healthcare Investors, Inc.		5,863,704
729,100		Prologis		7,298,291
362,454		Public Storage, Inc.		22,425,029
140,000		Regency Centers Corp.		4,942,000
851,950		Simon Property Group, Inc.		36,616,812
101,800	L	SL Green Realty Corp.		1,599,278
295,900		Tanger Factory Outlet Centers, Inc.		8,965,770
430,400		Taubman Centers, Inc.		8,543,440
968,000		UDR, Inc.		11,354,640
697,200		Ventas, Inc.		19,430,964
519,400		Vornado Realty Trust		26,390,714
				393,773,031
		Total Real Estate Investment Trusts
		(Cost $1,163,749,860)		725,915,582
MUTUAL FUNDS: 0.0%
		United Kingdom: 0.0%
1,266,400	**	ING UK Real Estate Income Trust Ltd.		256,161
		Total Mutual Funds
		(Cost $2,242,416)		256,161
RIGHTS: 0.0%
		Singapore: 0.0%
328,466		Ascendas Real Estate Investment Trust		65,275
		Total Rights
		(Cost $-)		65,275
		Total Long-Term Investments
		(Cost $1,639,464,086)		1,031,183,510
SHORT-TERM INVESTMENTS: 6.1%
		Affiliated Mutual Fund: 2.7%
27,956,835		ING Institutional Prime Money Market Fund - Class I		27,956,835
		Total Mutual Fund
		(Cost $27,956,835)		27,956,835

Principal Amount				Value
		Securities Lending Collateral(cc): 3.4%
$35,361,357		Bank of New York Mellon Corp. Institutional Cash Reserves		$34,813,888
		Total Securities Lending Collateral
		(Cost $35,362,952)		34,813,888
		Total Short-Term Investments
		(Cost $63,319,787)		62,770,723
		Total Investments in Securities
		(Cost $1,702,783,873)*	106.0%	$1,093,954,233
		Other Assets and Liabilities - Net	(6.0)	(62,024,366)
		Net Assets	100.0%	$1,031,929,867

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2009.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $1,827,950,176.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,473,307
		Gross Unrealized Depreciation		(735,469,250)
		Net Unrealized Depreciation		$(733,995,943)

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Apartments	6.5%
Closed-End Funds	0.0
Diversified	21.1
Engineering & Construction	0.1
Health Care	7.0
Holding Companies - Diversified	0.8
Hotels	1.8
Office Property	9.8
Real Estate	28.4
Regional Malls	5.7
Shopping Centers	14.4
Storage	2.5
Storage/Warehousing	0.3
Warehouse/Industrial	1.5
Short-Term Investments	6.1
Other Assets and Liabilities - Net	(6.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$449,260,990	$—
Level 2- Other Significant Observable Inputs	644,693,243	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,093,954,233	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 87.9%
		Australia: 1.4%
132,400	L	Alumina Ltd. ADR	$381,312
1,848,250		Minara Resources Ltd.	421,296
400,500	@	Mineral Deposits Ltd.	163,771
426,100	@	Moto Goldmines Ltd.	816,583
			1,782,962
		Brazil: 3.4%
243,700	L	Centrais Eletricas Brasileiras SA ADR - Class B	2,532,043
46,000		Cia de Saneamento Basico do Estado de Sao Paulo ADR	997,280
59,500		Vivo Participacoes SA	820,690
			4,350,013
		Canada: 9.6%
147,600		Barrick Gold Corp.	5,533,524
161,500	L	Cameco Corp.	2,667,980
302,000	@	Eastern Platinum Ltd.	89,892
673,645		Endeavour Financial Corp.	873,472
457,800	@	Gabriel Resources Ltd.	1,060,267
50,100	@	Ivanhoe Mines Ltd.	135,270
71,100	@	Patheon, Inc.	124,661
23,700		Petro-Canada	511,683
4,100	@	Rona, Inc.	40,457
56,500	L	Suncor Energy, Inc.	1,087,625
			12,124,831
		Cayman Islands: 0.1%
152,500	@, I, L	Apex Silver Mines Ltd.	108,275
			108,275
		China: 0.6%
11,120	L	PetroChina Co., Ltd. ADR	820,322
			820,322
		Finland: 1.0%
131,500		UPM-Kymmene OYJ	1,242,534
			1,242,534
		France: 6.4%
13,500		Electricite de France	657,949
108,600		Sanofi-Aventis ADR	3,059,262
47,450		Technip SA	1,467,042
11,300	L	Technip SA ADR	347,475
58,675		Thales SA	2,596,128
			8,127,856
		India: 2.3%
110,350	L	ICICI Bank Ltd. ADR	1,818,568
260,100	L	Tata Motors Ltd. ADR	1,050,804
			2,869,372
		Italy: 1.7%
79,100		ERG S.p.A.	940,142
1,227,600		Telecom Italia S.p.A. RNC	1,183,702
			2,123,844
		Japan: 11.8%
54,800		Advantest Corp.	739,889
300		Fields Corp.	462,382
5,800		Hakuhodo DY Holdings, Inc.	259,289
42,400		JS Group Corp.	565,242
45,000		Kao Corp.	1,092,936
367,000		Nippon Oil Corp.	1,594,732
81,225		Nippon Telegraph & Telephone Corp. ADR	1,955,086
97,800		Paramount Bed Co., Ltd.	1,233,359
284,000		Sekisui House Ltd.	2,385,365
282,000		Sumitomo Osaka Cement Co., Ltd.	562,548
191,000		Sumitomo Trust & Banking Co., Ltd.	936,558
217,000		Toppan Printing Co., Ltd.	1,461,214

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
21,000		Toppan Printing Co., Ltd. ADR	$693,000
33,100		Toyo Seikan Kaisha Ltd.	490,631
452		TV Asahi Corp.	568,976
			15,001,207
		Norway: 3.2%
13,932,400	@, L	Marine Harvest	3,006,159
64,000		Statoil ASA ADR	1,102,720
			4,108,879
		Papua New Guinea: 4.8%
3,038,904	@	Lihir Gold Ltd.	6,030,077
			6,030,077
		South Africa: 4.0%
81,865		Anglogold Ashanti Ltd. ADR	2,348,707
255,000		Gold Fields Ltd.	2,681,857
			5,030,564
		South Korea: 2.2%
235,750	@, L	Korea Electric Power Corp. ADR	2,343,355
35,200	@, L	KT Corp. ADR	497,376
			2,840,731
		Switzerland: 2.6%
75,100		Addax Petroleum Corp.	1,200,375
165,200	@, L	UBS AG - Reg	2,056,740
			3,257,115
		Thailand: 0.7%
7,421,000		Krung Thai Bank PCL	834,191
			834,191
		Turkey: 0.4%
35,600		Turkcell Iletisim Hizmet AS ADR	468,852
			468,852
		United Kingdom: 6.1%
32,125		AstraZeneca PLC ADR	1,237,776
29,900		BP PLC ADR	1,269,853
32,139	@, I	Lighthouse Caledonia ASA	3,713
278,947		Mondi PLC	735,405
313,500		Stolt-Nielsen SA	3,289,333
67,700		Vodafone Group PLC ADR	1,258,543
			7,794,623
		United States: 25.6%
69,925	@	AGCO Corp.	1,488,004
86,200		Alcoa, Inc.	671,498
11,000	@	Amgen, Inc.	603,350
76,100		BJ Services Co.	837,100
23,400		ConocoPhillips	1,112,202
34,925		Consol Energy, Inc.	952,056
126,625	@	eBay, Inc.	1,522,033
673,645		Endeavour Financial Corp.	974,621
87,525		Microsoft Corp.	1,496,678
122,900		Newmont Mining Corp.	4,888,962
50,450		Peabody Energy Corp.	1,261,250
66,687		Republic Services, Inc.	1,724,526
176,200	@, L	Smithfield Foods, Inc.	2,091,494
484,900	@	Sprint Nextel Corp.	1,178,307
68,000	@	Tech Data Corp.	1,231,480
35,900		Tesoro Corp.	618,557
349,200		Tyson Foods, Inc.	3,090,420
73,625		Union Pacific Corp.	3,224,039
102,800	@	Viacom - Class B	1,516,300
78,700	L	Whole Foods Market, Inc.	806,675
28,000		Wyeth	1,203,160
			32,492,712
		Total Common Stock
		(Cost $142,417,848)	111,408,960

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.6%
		Brazil: 0.6%
536,200		Tim Participacoes SA		$771,943
		Total Preferred Stock
		(Cost $756,292)		771,943
		Total Long-Term Investments
		(Cost $143,174,140)		112,180,903
SHORT-TERM INVESTMENTS: 33.2%
		Affiliated Mutual Fund: 23.8%
30,113,255		ING Institutional Prime Money Market Fund - Class I		30,113,255
		Total Mutual Fund
		(Cost $30,113,255)		30,113,255

Principal Amount				Value
		Securities Lending Collateral(cc): 9.4%
$12,016,571		Bank of New York Mellon Corp. Institutional Cash Reserves		$11,959,611
		Total Securities Lending Collateral
		(Cost $12,017,165)		11,959,611
		Total Short-Term Investments
		(Cost $42,130,420)		42,072,866
		Total Investments in Securities
		(Cost $185,304,560)*	121.7%	$154,253,769
		Other Assets and Liabilities - Net	(21.7)	(27,537,184)
		Net Assets	100.0%	$126,716,585

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2009.
	*	Cost for federal income tax purposes is $186,180,500.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,459,687
		Gross Unrealized Depreciation		(35,386,418)
		Net Unrealized Depreciation		$(31,926,731)

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.2%
Aerospace/Defense	2.0
Auto Manufacturers	0.8
Banks	4.4
Biotechnology	0.5
Building Materials	0.9
Coal	1.7
Commercial Services	1.7
Cosmetics/Personal Care	0.9
Distribution/Wholesale	1.0
Electric	4.4
Electronics	0.6
Environmental Control	1.4
Food	7.1
Forest Products & Paper	1.6
Healthcare - Products	1.0
Home Builders	1.9
Internet	1.2
Investment Companies	1.4
Leisure Time	0.4
Machinery - Diversified	1.2
Media	1.6
Mining	22.1
Oil & Gas	8.1
Oil & Gas Services	2.1
Packaging & Containers	0.4
Pharmaceuticals	4.4
Retail	0.0
Software	1.2
Telecommunications	6.4
Transportation	5.1
Water	0.8
Short-Term Investments	33.2
Other Assets and Liabilities - Net	(21.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$142,294,158	$—
Level 2- Other Significant Observable Inputs	11,959,611	—
Level 3- Significant Unobservable Inputs	—	—
Total	$154,253,769	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2009 (Unaudited)

Shares		Value
COMMON STOCK: 98.6%
	China: 26.7%
872,000	Bank of China Ltd.	$228,536
229,000	China Coal Energy Co. - Shares H	164,377
1,170,000	China Construction Bank	570,637
167,000	China COSCO Holdings Co., Ltd.	99,834
263,000	China High Speed Transmission Equipment Group Co., Ltd.	308,137
336,000	China Life Insurance Co., Ltd.	884,343
1,102,000	China Petroleum & Chemical Corp.	594,075
161,500	China Shenhua Energy Co., Ltd.	344,328
1,021,000	China Shipping Container Lines Co., Ltd.	162,224
98,000	China Shipping Development Co., Ltd.	95,000
133,600	Guangzhou R&F Properties Co., Ltd.	108,772
1,851,000	Industrial and Commercial Bank of China Ltd.	782,594
962,000	Kwg Property Holding Ltd.	217,037
1,014,000	PetroChina Co., Ltd.	748,507
39,500	Ping An Insurance Group Co. of China Ltd.	171,094
		5,479,495
	Hong Kong: 46.3%
500,000	Agile Property Holdings Ltd.	191,765
111,000	Cheung Kong Holdings Ltd.	1,024,158
220,500	China Mobile Ltd.	1,984,891
518,160	China Overseas Land & Investment Ltd.	677,645
244,000	China Resources Land Ltd.	281,821
444,000	China Unicom Ltd.	409,842
494,000	Chow Sang Sang Holdings International Ltd.	259,356
1,036,000	CNOOC Ltd.	891,623
53,000	Henderson Land Development Co., Ltd.	202,451
81,600	Hong Kong Exchanges and Clearing Ltd.	700,880
204,000	Hysan Development Co., Ltd.	330,886
288,000	MTR Corp.	687,822
240,000	New World Development Ltd.	227,497
584,000	Sino Land Co.	559,938
123,000	Sun Hung Kai Properties Ltd.	1,089,705
		9,520,280
	Taiwan: 25.6%
541,998	AU Optronics Corp.	383,012
157,000	Catcher Technology Co., Ltd.	269,281
223,000	Cathay Financial Holding Co., Ltd.	216,557
806,000	Chi Mei Optoelectronics Corp.	245,899
378,340	Chunghwa Telecom Co., Ltd.	572,509
57,000	Delta Electronics, Inc.	89,427
558,280	Far Eastern Textile Co., Ltd.	348,495
394,000	First Financial Holding Co., Ltd.	169,365
31,000	High Tech Computer Corp.	294,153
164,200	Hon Hai Precision Industry Co., Ltd. - GDR	600,302
119,600	Huang Hsiang Construction Co.	39,110
40,000	Quanta Computer, Inc.	37,929

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		Taiwan (continued)
613,742		Radium Life Tech Co., Ltd.		$172,107
38,987		Taiwan Basket (Issuer: Deutsche BankAG London)		159,847
396,180		Taiwan Cement Corp.		264,330
295,000		Taiwan Fertilizer Co., Ltd.		474,924
674,512		Taiwan Semiconductor Manufacturing Co., Ltd.		828,662
120,400	#	Wintek Corp. GDR		103,773
				5,269,682
		Total Common Stock
		(Cost $27,228,219)		20,269,457
		Total Long-Term Investments
		(Cost $27,228,219)		20,269,457
		Total Investments in Securities
		(Cost $27,228,219)*	98.6%	$20,269,457
		Other Assets and Liabilities - Net	1.4	288,430
		Net Assets	100.0%	$20,557,887

	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $29,010,720.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,264,937
		Gross Unrealized Depreciation		(10,006,200)
		Net Unrealized Depreciation		$(8,741,263)

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Apparel	1.7%
Banks	7.7
Building Materials	1.3
Chemicals	2.3
Coal	2.5
Computers	1.6
Diversified Financial Services	4.2
Electrical Components & Equipment	1.9
Electronics	6.5
Equity Fund	0.8
Insurance	6.2
Metal Fabricate/Hardware	1.3
Oil & Gas	10.9
Real Estate	24.9
Retail	1.3
Semiconductors	4.0
Telecommunications	14.4
Transportation	5.1
Other Assets and Liabilities - Net	1.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$103,773	$—
Level 2- Other Significant Observable Inputs	20,165,684	(23)
Level 3- Significant Unobservable Inputs	—	—
Total	$20,269,457	$(23)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2009 (Unaudited) (continued)

At January 31, 2009 the following forward foreign currency contracts were outstanding for the ING Greater China Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Hong Kong Sar Dollar
HKD 322,219	SELL	2/4/09	41,531	41,554	$(23)
					$(23)

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 91.2%
		Australia: 5.0%
5,390		AGL Energy Ltd.	$49,669
63,220		Australia & New Zealand Banking Group Ltd.	524,619
37,615		Bendigo Bank Ltd.	236,377
40,815		BHP Billiton Ltd.	756,849
13,168		Billabong International Ltd.	61,021
82,010		BlueScope Steel Ltd.	180,267
26,704		Brambles Ltd.	113,566
32,637		Caltex Australia Ltd.	178,942
1,336		Cochlear Ltd.	49,615
6,069		Commonwealth Bank of Australia	103,119
13,072		Computershare Ltd.	59,185
8,970		CSL Ltd.	211,519
68,551		Goodman Fielder Ltd.	65,993
83,866		Incitec Pivot Ltd.	137,758
28,885		Lion Nathan Ltd.	148,677
103,060		Macquarie Airports Management Ltd.	147,728
16,157		Macquarie Group Ltd.	258,309
18,136		Metcash Ltd.	47,950
4,405		Origin Energy Ltd.	38,815
143,230		Qantas Airways Ltd.	219,383
28,170		QBE Insurance Group Ltd.	423,622
1,523		Rio Tinto Ltd.	39,533
123,254		Telstra Corp., Ltd.	294,037
14,648		Westpac Banking Corp.	143,644
6,393		Woodside Petroleum Ltd.	140,672
3,727		Woolworths Ltd.	64,870
			4,695,739
		Austria: 0.9%
19,577		OMV AG	557,890
1,817		Raiffeisen International Bank Holding AG	36,871
4,040		Telekom Austria AG	56,700
10,854		Voestalpine AG	209,803
			861,264
		Belgium: 0.9%
26,327	@	Anheuser-Busch InBev NV	668,179
24,344	@	Anheuser-Busch InBev NV	125
846		Delhaize Group	54,364
4,142	@	Fortis - STRIP VVPR	5
680		Groupe Bruxelles Lambert SA	49,913
1,242		KBC Groep NV	22,503
756		Mobistar SA	55,482
			850,571
		Denmark: 0.1%
14		AP Moller - Maersk A/S - Class B	66,915
3,254		Danske Bank A/S	32,677
			99,592
		Finland: 1.2%
3,046		Elisa OYJ	48,180

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Finland (continued)
2,756		Neste Oil OYJ	$39,898
78,804		Nokia OYJ	965,857
3,289		Orion OYJ	56,671
3,802		Sampo OYJ	61,032
			1,171,638
		France: 9.3%
2,399		AXA SA	37,781
19,012		BNP Paribas	725,800
13,588		Bouygues SA	462,708
19,207		Carrefour SA	654,950
2,896		Christian Dior SA	144,129
2,168	@	Compagnie Generale de Geophysique SA	26,189
9,047		Compagnie Generale des Etablissements Michelin	353,680
12,331		Credit Agricole SA	149,270
1,105		Eurazeo	37,342
22,897		France Telecom SA	513,097
3,537		Gaz de France	135,322
878		Hermes International	88,332
8,931		Lafarge SA	410,204
3,148		M6-Metropole Television	50,968
7,650		Natixis	11,885
3,785		Pernod-Ricard SA	237,370
23,538		Peugeot SA	398,160
1,036		PPR	52,223
7,694		Renault SA	148,238
16,345		Sanofi-Aventis	919,292
9,214		Schneider Electric SA	583,088
4,362		Societe BIC SA	233,574
1,030		Technip SA	31,845
24,906		Total SA	1,241,172
481		Vallourec	46,993
13,337		Veolia Environnement	300,119
3,837		Vinci SA	130,881
25,788		Vivendi	664,312
			8,788,924
		Germany: 7.0%
1,570		Adidas AG	54,544
1,506		Allianz AG	126,155
15,955		BASF AG	465,454
6,474		Bayer AG	344,818
1,983		Celesio AG	42,439
17,465		Deutsche Bank AG	450,668
33,276		Deutsche Lufthansa AG	406,281
29,348		Deutsche Post AG	366,946
70,658		Deutsche Telekom AG	858,066
33,211		E.ON AG	1,076,959
3,283		Fresenius Medical Care AG & Co. KGaA	146,855
2,342		Hannover Rueckversicheru - Reg	70,035
1,492		Metro AG	53,996
3,332		Muenchener Rueckversicherungs AG	440,467
191		Puma AG Rudolf Dassler Sport	34,161
7,806		RWE AG	609,494
12,382		SAP AG	436,599
4,606		Siemens AG	259,490
8,227		ThyssenKrupp AG	167,480

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2009 (Unaudited) (continued)

Shares		Value
	Germany (continued)
784	Volkswagen AG	$253,354
		6,664,261
	Greece: 0.6%
3,770	Alpha Bank AE	31,509
4,168	Coca-Cola Hellenic Bottling Co. SA	56,965
11,998	Hellenic Telecommunications Organization SA	181,492
14,536	National Bank of Greece SA	242,185
3,271	Piraeus Bank SA	21,617
		533,768
	Hong Kong: 1.7%
9,300	Esprit Holdings Ltd.	49,365
37,370	Hang Seng Bank Ltd.	449,945
183,767	Hong Kong & China Gas	299,144
5,200	Hong Kong Aircraft Engineerg Co., Ltd.	45,622
19,000	HongKong Electric Holdings	111,287
126,000	Hopewell Holdings	412,934
27,162	Hutchison Whampoa Ltd.	138,208
113,152	PCCW Ltd.	58,252
85,856	Shangri-La Asia Ltd.	99,993
		1,664,750
	Ireland: 0.1%
47,202	Allied Irish Banks PLC	67,488
		67,488
	Italy: 4.1%
26,283	Banche Popolari Unite Scpa	327,085
28,461	Banco Popolare Scarl	162,323
133,432	Enel S.p.A.	748,440
29,428	ENI S.p.A.	622,437
9,150	Fiat S.p.A	44,550
19,316	Finmeccanica S.p.A.	302,148
2,645	Fondiaria-Sai S.p.A.	41,259
164,867	Intesa Sanpaolo S.p.A.	519,586
2,141	Mediaset S.p.A.	10,423
331,389	Parmalat S.p.A	533,855
9,301	Telecom Italia S.p.A.	11,429
297,754	UniCredito Italiano S.p.A.	523,907
		3,847,442
	Japan: 23.9%
6,932	Acom Co., Ltd.	242,563
3,000	Amada Co., Ltd.	14,337
1,800	Astellas Pharma, Inc.	68,152
1,100	Benesse Corp.	46,966
19,885	Bridgestone Corp.	252,776
65,027	Brother Industries Ltd.	420,614
3,700	Canon Sales Co., Inc.	54,437
1,500	Casio Computer Co., Ltd.	11,781
2,932	Chubu Electric Power Co., Inc.	83,193
12,474	Citizen Watch Co., Ltd.	50,783
2,573	Coca-Cola West Holdings Co., Ltd.	52,973
20,400	Credit Saison Co., Ltd.	200,116
33,419	Daihatsu Motor Co., Ltd.	281,758
30,875	Daiichi Sankyo Co., Ltd.	693,262
9,922	Daito Trust Construction Co., Ltd.	427,044
6,000	Daiwa House Industry Co., Ltd.	53,686
11,500	East Japan Railway Co.	779,800

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2009 (Unaudited) (continued)

Shares		Value
	Japan (continued)
1,721	FamilyMart Co., Ltd.	$62,858
2,100	Fuji Photo Film Co., Ltd.	45,913
850	Hakuhodo DY Holdings, Inc.	37,999
1,500	Hisamitsu Pharmaceutical Co., Inc.	55,684
4,800	Hitachi Chemical Co. Ltd.	52,285
12,559	Hitachi High-Technologies Corp.	187,817
88,000	Hokugin Financial Group, Inc.	174,261
41	Inpex Holdings, Inc.	294,239
103,660	Itochu Corp.	503,911
2,250	Itochu Techno-Solutions Corp.	50,098
4,364	Iyo Bank Ltd.	51,379
16	Japan Tobacco, Inc.	46,003
4,000	JGC Corp.	56,516
7,900	JSR Corp.	96,048
11,824	Kamigumi Co., Ltd.	93,684
9,614	Kansai Paint Co., Ltd.	48,516
23,483	Kao Corp.	570,343
111	KDDI Corp.	693,066
5,676	Kinden Corp.	50,105
3,635	Komatsu Ltd.	37,527
20,663	Konami Corp.	413,413
63,911	Konica Minolta Holdings, Inc.	497,705
5,989	Kuraray Co., Ltd.	47,113
4,400	Kyushu Electric Power Co., Inc.	115,040
1,515	Lawson, Inc.	74,869
4,701	Leopalace21 Corp.	39,666
9,700	Makita Corp.	176,412
69,806	Mitsubishi Electric Corp.	320,383
74,897	Mitsubishi UFJ Financial Group, Inc.	415,478
65,292	Mitsui & Co., Ltd.	681,338
34,452	Mitsui Fudosan Co., Ltd.	444,313
240,924	Mizuho Financial Group, Inc.	596,351
5,900	Namco Bandai Holdings, Inc.	58,968
28,736	NGK Insulators Ltd.	369,303
4,000	Nikon Corp.	41,634
200	Nintendo Co., Ltd.	62,003
28,587	Nippon Electric Glass Co., Ltd.	188,679
130,664	Nippon Express Co., Ltd.	467,694
188,324	Nippon Steel Corp.	552,972
4,211	Nippon Telegraph & Telephone Corp.	203,947
158,966	Nishi-Nippon City Bank Ltd.	390,146
1,634	Nissin Food Products Co., Ltd.	55,972
2,101	Nitto Denko Corp.	38,972
14	NTT Data Corp.	44,723
102	NTT DoCoMo, Inc.	177,690
127,231	Osaka Gas Co., Ltd.	542,089
10,400	Otsuka Corp.	462,220
5,399	Promise Co., Ltd.	99,090
1,696	Sankyo Co., Ltd.	81,342
1,840	Santen Pharmaceutical Co., Ltd.	59,248
3,452	Secom Co., Ltd.	144,953
5,760	Sekisui House Ltd.	48,379
1,700	Seven & I Holdings Co., Ltd.	45,334
20,116	Shimadzu Corp.	121,675
600	Shimamura Co., Ltd.	42,107

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2009 (Unaudited) (continued)

Shares		Value
	Japan (continued)
14,499	Shin-Etsu Chemical Co., Ltd.	$678,379
19,989	Shiseido Co., Ltd.	336,058
31,074	Sony Corp.	605,605
42,863	Stanley Electric Co., Ltd.	413,617
64,500	Sumitomo Electric Industries Ltd.	485,502
21,505	Sumitomo Rubber Industries, Inc.	135,081
42,802	Suruga Bank Ltd.	376,726
12,745	T&D Holdings, Inc.	411,956
16,451	Takeda Pharmaceutical Co., Ltd.	770,866
2,681	Toho Co., Ltd.	46,768
72,985	Toho Gas Co., Ltd.	445,457
2,149	Tokio Marine Holdings, Inc.	56,920
127,099	Tokyo Gas Co., Ltd.	601,182
5,800	Tokyo Steel Manufacturing Co., Ltd.	56,851
52,166	Toyota Boshoku Corp.	419,122
20,890	Toyota Motor Corp.	671,993
5,100	Toyota Tsusho Corp.	45,743
767	Uni-Charm Corp.	52,847
5,645	USS Co., Ltd.	241,400
765	Yahoo! Japan Corp.	242,721
5,300	Yamaha Corp.	46,358
8,900	Yamato Kogyo Co., Ltd.	215,234
50,000	Yaskawa Electric Corp.	182,219
		22,602,319
	Luxembourg: 0.7%
28,700	ArcelorMittal	642,242
		642,242
	Mauritius: 0.3%
1,603,134	Golden Agri-Resources Ltd.	320,483
		320,483
	Netherlands: 5.5%
15,031	ASML Holding NV	248,584
2,650	Boskalis Westminster	53,457
11,491	European Aeronautic Defence and Space Co. NV	200,003
11,487	Fugro NV	310,391
18,037	Heineken NV	530,220
37,040	Koninklijke Philips Electronics NV	673,242
48,901	Reed Elsevier NV	541,183
525	Royal Dutch Shell PLC	12,936
45,678	Royal Dutch Shell PLC - Class A	1,138,494
52,223	Royal Dutch Shell PLC - Class B	1,239,743
10,888	Unilever NV	240,007
		5,188,260
	New Zealand: 0.2%
57,737	Fletcher Building Ltd.	163,495
		163,495
	Norway: 0.1%
8,800	Aker Kvaerner ASA	41,314
7,559	DnB NOR ASA	25,635
		66,949
	Singapore: 0.7%
81,139	CapitaLand Ltd.	125,648
17,000	Jardine Cycle & Carriage Ltd.	119,691
7,000	Singapore Airlines Ltd.	51,159
20,000	Singapore Press Holdings Ltd.	36,921

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Singapore (continued)
254,000		United Overseas Land Ltd.	$323,935
			657,354
		Spain: 4.7%
12,692		ACS Actividades de Construccion y Servicios SA	509,246
78,308		Banco Bilbao Vizcaya Argentaria SA	730,211
143,015		Banco Santander Central Hispano SA	1,157,290
1,494		Fomento de Construcciones y Contratas SA	38,940
2,665		Gas Natural SDG SA	63,998
6,488		Gestevision Telecinco SA	55,660
64,936		Iberdrola SA	502,807
4,806		Repsol YPF SA	85,834
74,754		Telefonica SA	1,325,295
			4,469,281
		Sweden: 0.1%
8,982		Electrolux AB	64,667
1,200		Sandvik AB	6,123
1,109		Tele2 AB - B Shares	8,938
			79,728
		Switzerland: 7.8%
3,070		Adecco SA	103,063
199		Baloise Holding AG	12,346
24,285		Credit Suisse Group	619,790
800		Geberit AG - Reg	77,428
10,896		Holcim Ltd.	439,307
23		Lindt & Spruengli AG	37,495
35,513		Nestle SA	1,227,305
39,444		Novartis AG	1,620,773
1,182		Pargesa Holding SA	75,932
10,800		Roche Holding AG	1,516,155
4,590	@	Swiss Life Holding	248,957
12,626		Swiss Reinsurance	334,980
1,909		Synthes, Inc.	229,933
8,959	@	UBS AG - Reg	112,349
44,428		Xstrata PLC	362,978
1,977		Zurich Financial Services AG	356,476
			7,375,267
		United Kingdom: 16.3%
4,946		3i Group PLC	16,198
6,685		Amec PLC	54,354
2,598		Anglo American PLC	46,734
30,383		AstraZeneca PLC	1,170,785
28,002		Aviva PLC	126,503
126,583		BAE Systems PLC	734,700
121,875		Barclays PLC	179,302
4,361	@	Berkeley Group Holdings PLC	49,739
27,102		BG Group PLC	371,585
38,441		BHP Billiton PLC	642,553
214,306		BP PLC	1,517,729
19,155		British Airways PLC	33,049
5,708		British American Tobacco PLC	156,512
108,474		BT Group PLC	164,291
14,218		Burberry Group PLC	51,826
226,177		Cable & Wireless PLC	512,319
2,182	@	Cairn Energy PLC	57,194
13,812		Capita Group PLC	138,874

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
456		Carnival PLC	$8,307
57,490		Carphone Warehouse Group	83,805
132,770		Centrica PLC	493,984
14,976		Compass Group PLC	74,111
78,135		Daily Mail & General Trust	296,584
64,676		Diageo PLC	867,788
10,665		Experian Group Ltd.	66,375
29,274		GKN PLC	35,698
47,340		GlaxoSmithKline PLC	834,932
127,503		HSBC Holdings PLC	989,262
13,605		Imperial Tobacco Group PLC	372,020
117,542		International Power PLC	461,009
11,849		Investec PLC	42,691
114,144		J Sainsbury PLC	547,858
20,040		Ladbrokes PLC	52,294
413,721		Legal & General Group PLC	368,075
128,932		Lloyds TSB Group PLC	167,960
9,631		Marks & Spencer Group PLC	32,027
415,973		Old Mutual PLC	313,381
1,801		Reckitt Benckiser PLC	69,361
7,930		Reed Elsevier PLC	59,549
7,805		Rio Tinto PLC	167,728
493,254		Royal Bank of Scotland Group PLC	155,290
25,968		Sage Group PLC	67,731
4,324		Shire PLC	63,076
28,315		Standard Chartered PLC	357,778
18,425		Standard Life PLC	58,632
111,304		Tesco PLC	575,223
25,557		Thomas Cook Group PLC	70,436
7,412		Unilever PLC	162,593
441,168		Vodafone Group PLC	819,388
111,140		WM Morrison Supermarkets PLC	434,126
11,924		Wolseley PLC	29,558
32,957		WPP PLC	185,399
			15,408,276
		Total Common Stock
		(Cost $131,928,859)	86,219,091
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Australia: 0.5%
64,642		Westfield Group	487,891
			487,891
		France: 0.4%
2,497		Unibail	334,754
			334,754
		Japan: 0.1%
25		Japan Retail Fund Investment Corp.	109,956
			109,956
		Singapore: 0.0%
49,000	@	Ascendas Real Estate Investment Trust	46,294
			46,294
		Total Real Estate Investment Trusts
		(Cost $1,160,709)	978,895

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 1.2%
		Developed Markets: 1.2%
30,000		iShares MSCI EAFE Index Fund		$1,161,000
		Total Exchange-Traded Funds
		(Cost $1,170,660)		1,161,000
PREFERRED STOCK: 0.5%
		Germany: 0.5%
7,791		Porsche AG		458,602
		Total Preferred Stock
		(Cost $565,657)		458,602
RIGHTS: 0.0%
		Belgium: 0.0%
5,625		Fortis		—
				—
		Singapore: 0.0%
3,266		Ascendas Real Estate Investment Trust		649
				649
		Total Rights
		(Cost $-)		649
		Total Long-Term Investments
		(Cost $134,825,885)		88,818,237
		Total Investments in Securities
		(Cost $134,825,885)*	93.9%	$88,818,237
		Other Assets and Liabilities - Net	6.1	5,723,665
		Net Assets	100.0%	$94,541,902

	@	Non-income producing security
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $145,110,150.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$705,549
		Gross Unrealized Depreciation		(56,997,462)
		Net Unrealized Depreciation		$(56,291,913)

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.0%
Aerospace/Defense	1.3
Agriculture	0.9
Airlines	0.8
Apparel	0.5
Auto Manufacturers	2.4
Auto Parts & Equipment	2.2
Banks	11.9
Beverages	2.7
Biotechnology	0.2
Building Materials	1.2
Chemicals	2.0
Commercial Services	0.8
Computers	0.7
Cosmetics/Personal Care	1.0
Distribution/Wholesale	1.7
Diversified	0.4
Diversified Financial Services	0.9
Electric	4.0
Electrical Components & Equipment	1.4
Electronics	1.5
Engineering & Construction	1.6
Entertainment	0.2
Food	5.0
Food Service	0.1
Gas	2.7
Hand/Machine Tools	0.2
Healthcare - Products	0.4
Healthcare - Services	0.2
Holding Companies - Diversified	0.2
Home Builders	0.2
Home Furnishings	0.7
Household Products/Wares	0.3
Insurance	3.7
Internet	0.3
Investment Companies	0.1
Iron/Steel	2.1
Leisure Time	0.1
Lodging	0.1
Machinery - Construction & Mining	0.0
Machinery - Diversified	0.0
Media	2.0
Metal Fabricate/Hardware	0.1
Mining	2.1
Miscellaneous Manufacturing	0.9
Oil & Gas	8.0
Oil & Gas Services	0.4
Pharmaceuticals	8.3
Real Estate	1.9
Retail	0.7
Semiconductors	0.3
Shopping Centers	0.6
Software	1.0
Telecommunications	7.4
Textiles	0.1
Toys/Games/Hobbies	0.1
Transportation	1.8
Venture Capital	0.0
Water	0.3
Other Long-Term Investments	1.2
Other Assets and Liabilities - Net	6.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,577,909	$—
Level 2- Other Significant Observable Inputs	86,240,328	—
Level 3- Significant Unobservable Inputs	—	—
Total	$88,818,237	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.4%
		Australia: 3.8%
26,172		BHP Billiton Ltd.	$485,318
21,064		CSL Ltd.	496,704
16,914		Rio Tinto Ltd.	439,040
			1,421,062
		Brazil: 4.7%
43,686		Banco Itau Holding Financeira SA ADR	438,607
42,699		Cia Vale do Rio Doce ADR	602,483
27,146		Petroleo Brasileiro SA ADR	711,225
			1,752,315
		Canada: 9.0%
48,232		Cameco Corp.	796,793
42,666		Manulife Financial Corp.	706,122
35,330		Rogers Communications, Inc.	996,299
11,789		Shoppers Drug Mart Corp.	436,181
22,632		Suncor Energy, Inc.	435,666
			3,371,061
		China: 4.9%
509,000		China Communications Construction Co., Ltd.	492,679
287,000		China Merchants Bank Co., Ltd.	463,450
1,061,000	@	Foxconn International Holdings Ltd.	388,142
81,400		Tencent Holdings Ltd.	497,374
			1,841,645
		Denmark: 2.1%
16,074	@	Vestas Wind Systems A/S	774,126
			774,126
		France: 6.5%
11,783		Electricite de France	574,267
10,485		Groupe Danone	538,157
11,390		Iliad SA	945,525
6,922		LVMH Moet Hennessy Louis Vuitton SA	377,018
			2,434,967
		Germany: 6.4%
11,720		Adidas AG	407,166
9,933		Deutsche Boerse AG	499,799
20,687		E.ON AG	670,834
13,069		SAP AG ADR	462,381
5,012		Wacker Chemie AG	358,896
			2,399,076
		Hong Kong: 4.3%
1,204,000		Agile Property Holdings Ltd.	461,771
131,400		Esprit Holdings Ltd.	697,478
222,000		Li & Fung Ltd.	441,617
			1,600,866
		India: 2.6%
7,729		HDFC Bank Ltd. ADR	445,654
19,433		Infosys Technologies Ltd. ADR	516,140
			961,794

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Israel: 2.0%
18,066		Teva Pharmaceutical Industries Ltd. ADR	$748,836
			748,836
		Italy: 1.4%
35,273		Saipem S.p.A.	537,441
			537,441
		Japan: 12.2%
23,200		Denso Corp.	420,352
10,900		Fanuc Ltd.	645,968
53,000		NGK Insulators Ltd.	681,134
1,800		Nintendo Co., Ltd.	558,027
8,610		ORIX Corp.	375,885
12,000		Shin-Etsu Chemical Co., Ltd.	561,456
10,600		Terumo Corp.	359,935
12,100		Toyota Motor Corp.	389,235
9,440		Yamada Denki Co., Ltd.	556,189
			4,548,181
		Luxembourg: 1.7%
16,269	@	Millicom International Cellular SA	637,094
			637,094
		Mexico: 1.0%
18,460		Wal-Mart de Mexico SA de CV ADR	382,122
			382,122
		Netherlands: 1.2%
23,918		Koninklijke Philips Electronics NV- NY Shares	435,068
			435,068
		Norway: 1.3%
46,265	@	Renewable Energy Corp. A/S	463,856
			463,856
		Russia: 1.2%
35,898		OAO Gazprom ADR	463,371
			463,371
		Singapore: 1.1%
159,000		Keppel Corp., Ltd.	418,646
			418,646
		South Africa: 1.0%
38,810		MTN Group Ltd.	368,016
			368,016
		South Korea: 1.3%
2,778	#	Samsung Electronics Co., Ltd. GDR	491,325
			491,325
		Spain: 5.3%
56,479		Banco Bilbao Vizcaya Argentaria SA	526,659
82,680		Banco Santander Central Hispano SA	669,054
44,063		Telefonica SA	781,182
			1,976,895
		Switzerland: 9.7%
32,743	@	ABB Ltd.	425,189
21,078		Credit Suisse Group	537,943
18,061		Nestle SA	624,176
26,739		Nobel Biocare Holding AG	410,031
16,366		Novartis AG	672,487

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		Switzerland (continued)
6,888		Roche Holding AG		$966,970
				3,636,796
		United Kingdom: 14.7%
350,443		ARM Holdings PLC		463,420
60,594	@	Autonomy Corp. PLC		952,837
38,317		BG Group PLC		525,349
68,809		British Sky Broadcasting PLC		492,134
116,483		ICAP PLC		395,639
123,725		Prudential PLC		594,721
72,178		Smith & Nephew PLC		523,199
42,398		Standard Chartered PLC		535,726
118,401		Tesco PLC		611,901
48,170		Vedanta Resources PLC		380,645
				5,475,571
		Total Common Stock
		(Cost $66,446,206)		37,140,130
		Total Long-Term Investments
		(Cost $66,446,206)		37,140,130
		Total Investments in Securities
		(Cost $66,446,206)*	99.4%	$37,140,130
		Other Assets and Liabilities - Net	0.6	218,926
		Net Assets	100.0%	$37,359,056

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $70,821,062.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$46,671
		Gross Unrealized Depreciation		(33,727,603)
		Net Unrealized Depreciation		$(33,680,932)

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apparel	3.0%
Auto Manufacturers	1.0
Auto Parts & Equipment	1.1
Banks	9.7
Biotechnology	1.3
Chemicals	2.5
Computers	1.4
Distribution/Wholesale	1.2
Diversified Financial Services	3.4
Electric	3.3
Electrical Components & Equipment	2.1
Electronics	3.0
Energy - Alternate Sources	1.2
Engineering & Construction	2.5
Food	4.7
Healthcare - Products	3.5
Holding Companies - Diversified	2.1
Insurance	3.5
Internet	3.9
Machinery - Diversified	1.7
Media	1.3
Mining	7.2
Oil & Gas	5.7
Oil & Gas Services	1.4
Pharmaceuticals	6.4
Real Estate	1.2
Retail	3.7
Semiconductors	2.6
Software	3.8
Telecommunications	8.5
Toys/Games/Hobbies	1.5
Other Assets and Liabilities - Net	0.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$9,419,726	$—
Level 2- Other Significant Observable Inputs	27,720,404	—
Level 3- Significant Unobservable Inputs	—	—
Total	$37,140,130	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of January 31, 2009 (Unaudited)

Shares		Value
COMMON STOCK: 95.5%
	Australia: 6.1%
41,689	Australia & New Zealand Banking Group Ltd.	$345,948
98,279	Foster’s Group Ltd.	337,966
109,210	Insurance Australia Group	266,790
147,879	Macquarie Airports Management Ltd.	211,972
60,313	Suncorp-Metway Ltd.	281,062
27,012	Wesfarmers Ltd.	262,578
		1,706,316
	Belgium: 1.0%
7,840	Belgacom SA	273,521
		273,521
	Bermuda: 0.8%
48,987	Hiscox Ltd.	222,288
		222,288
	Brazil: 1.0%
6,617	Petroleo Brasileiro SA ADR	143,324
11,607	Tele Norte Leste Participacoes SA ADR	142,766
		286,090
	Canada: 4.2%
12,892	Enerplus Resources Fund	266,349
53,097	Precision Drilling Trust	269,761
8,594	Toronto Dominion Bank	278,933
12,973	TransCanada Corp.	348,909
		1,163,952
	Finland: 1.9%
20,995	Nokia OYJ	257,324
28,526	UPM-Kymmene OYJ	269,540
		526,864
	France: 10.7%
7,093	Accor SA	279,985
12,371	Bouygues SA	421,266
8,036	Carrefour SA	274,024
12,057	France Telecom SA	270,185
6,809	Sanofi-Aventis	382,959
3,748	Schneider Electric SA	237,184
9,114	Total SA	454,189
11,398	Vinci SA	388,788
10,805	Vivendi	278,342
		2,986,922
	Germany: 7.2%
7,546	Bayer AG	401,915
6,731	Bayerische Motoren Werke AG	159,927
5,496	Deutsche Boerse AG	276,542
17,630	E.ON AG	571,702
5,738	MTU Aero Engines Holding AG	160,177
3,405	Muenchener Rueckversicherungs AG	450,117
		2,020,380

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Hong Kong: 0.5%
22,274		CLP Holdings Ltd.	$150,764
			150,764
		Italy: 9.7%
9,124		Autostrade S.p.A.	133,307
26,822		Banche Popolari Unite Scpa	333,793
101,038		Enel S.p.A.	566,737
19,719		ENI S.p.A.	417,080
32,627		Italcementi S.p.A. RSP	190,970
59,412		Mediaset S.p.A.	289,240
109,287		Milano Assicurazioni S.p.A.	297,043
62,924		Saras S.p.A.	206,943
266,408		Telecom Italia S.p.A. RNC	256,882
			2,691,995
		Japan: 7.1%
22,000		Mitsui OSK Lines Ltd.	125,649
1,000		Nintendo Co., Ltd.	310,015
7,400		Sumitomo Mitsui Financial Group, Inc.	293,272
59,000		Sumitomo Trust & Banking Co., Ltd.	289,303
8,500		Takeda Pharmaceutical Co., Ltd.	398,296
10,700		Toyota Motor Corp.	344,199
8,000	@	Trend Micro, Inc.	218,166
			1,978,900
		Netherlands: 6.3%
5,652		Akzo Nobel NV	201,783
10,583		Randstad Holdings NV	209,729
12,285		Reed Elsevier NV	135,957
23,867		Royal Dutch Shell PLC	588,101
15,954		TNT NV	276,519
15,194		Unilever NV	334,925
			1,747,014
		New Zealand: 0.7%
153,700		Telecom Corp. of New Zealand Ltd.	206,397
			206,397
		Poland: 0.8%
38,052		Telekomunikacja Polska SA	214,751
			214,751
		Singapore: 0.7%
36,500		DBS Group Holdings Ltd.	210,142
			210,142
		South Korea: 1.4%
13,704	@	KT Corp. ADR	193,638
4,776		S-Oil Corp.	201,033
			394,671
		Spain: 8.6%
66,750		Banco Bilbao Vizcaya Argentaria SA	622,434
81,468		Banco Santander Central Hispano SA	659,244
70,908		Iberdrola SA	549,049
5,750		Inditex SA	218,835
19,109		Telefonica SA	338,779
			2,388,341
		Sweden: 0.5%
39,218		Swedbank AB	137,465
			137,465

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		Switzerland: 4.4%
17,999		Compagnie Financiere Richemont SA		$263,801
9,079		Novartis AG		373,061
39,586		STMicroelectronics NV		204,466
2,088		Zurich Financial Services AG		376,491
				1,217,819
		Taiwan: 1.1%
39,125		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		295,003
				295,003
		Thailand: 0.7%
67,900		Siam Cement PCL		192,465
				192,465
		United Kingdom: 20.1%
10,600		AstraZeneca PLC		408,463
94,578		Aviva PLC		427,269
94,898		BBA Aviation PLC		101,039
62,576		BP PLC		443,166
10,880		British American Tobacco PLC		298,326
150,524		BT Group PLC		227,978
17,075		Diageo PLC		229,103
24,189		GlaxoSmithKline PLC		426,620
30,272		Greene King PLC		184,968
76,096		HSBC Holdings PLC		590,409
11,576		Johnson Matthey PLC		162,365
79,470		Kingfisher PLC		159,049
50,110		Rexam PLC		225,031
34,193		Scottish & Southern Energy PLC		587,938
38,652		Tate & Lyle PLC		185,366
35,234		United Utilities Group PLC		275,161
236,332		Vodafone Group PLC		438,943
40,611		WPP PLC		228,456
				5,599,650
		Total Common Stock
		(Cost $40,842,036)		26,611,710
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Australia: 0.4%
15,845		Westfield Group		119,592
				119,592
		Netherlands: 0.5%
3,384		Corio NV		144,768
				144,768
		Total Real Estate Investment Trusts
		(Cost $551,648)		264,360
		Total Long-Term Investments
		(Cost $41,393,684)		26,876,070
		Total Investments in Securities
		(Cost $41,393,684)*	96.4%	$26,876,070
		Other Assets and Liabilities - Net	3.6	999,189
		Net Assets	100.0%	$27,875,259

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $42,945,204.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$214,059
		Gross Unrealized Depreciation		(16,283,193)
		Net Unrealized Depreciation		$(16,069,134)

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of January 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.9%
Agriculture	1.1
Auto Manufacturers	1.8
Banks	14.5
Beverages	2.0
Building Materials	1.4
Chemicals	2.8
Commercial Services	1.2
Diversified	0.5
Diversified Financial Services	1.0
Electric	8.7
Electrical Components & Equipment	0.9
Engineering & Construction	3.7
Food	2.9
Forest Products & Paper	1.0
Insurance	7.3
Internet	0.8
Lodging	1.0
Media	3.3
Oil & Gas	10.7
Packaging & Containers	0.8
Pharmaceuticals	7.1
Pipelines	1.3
Retail	3.9
Semiconductors	1.8
Shopping Centers	0.4
Telecommunications	10.1
Toys/Games/Hobbies	1.1
Transportation	1.4
Water	1.0
Other Assets and Liabilities - Net	3.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,861,729	$—
Level 2- Other Significant Observable Inputs	24,014,341	—
Level 3- Significant Unobservable Inputs	—	—
Total	$26,876,070	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 93.2%
		Belgium: 1.9%
37,521		Anheuser-Busch InBev NV	$952,283
			952,283
		Brazil: 5.4%
290,500	@	Cosan SA Industria e Comercio	1,314,763
54,100		Petroleo Brasileiro SA ADR	1,417,420
			2,732,183
		Canada: 11.1%
81,100		Barrick Gold Corp.	3,040,439
32,400		EnCana Corp.	1,441,850
125,091		Talisman Energy, Inc.	1,180,859
			5,663,148
		China: 2.1%
97,649	L	Aluminum Corp. of China Ltd. ADR	1,093,669
			1,093,669
		Finland: 5.3%
150,350		Nokia OYJ	1,842,756
59,335		Outotec OYJ	839,796
			2,682,552
		France: 3.8%
23,467		Alstom	1,127,456
26,068		Technip SA	805,961
			1,933,417
		Germany: 3.0%
79,477		GEA Group AG	919,212
11,107		Siemens AG	625,738
			1,544,950
		Hong Kong: 8.6%
952,000		Li & Fung Ltd.	1,893,780
1,731,000		New World Development Ltd.	1,640,823
93,000		Sun Hung Kai Properties Ltd.	812,809
			4,347,412
		Italy: 1.7%
66,544		Prysmian S.p.A.	840,151
			840,151
		Japan: 11.1%
116,200	@	Elpida Memory, Inc.	828,199
582		Japan Tobacco, Inc.	1,673,366
183,000		Mitsui OSK Lines Ltd.	1,045,168
4,100		Nintendo Co., Ltd.	1,271,061
125,200		Nomura Holdings, Inc.	810,906
			5,628,700
		Luxembourg: 1.5%
19,254	@	Millicom International Cellular SA	753,987
			753,987
		Russia: 2.4%
12,000,851	@, I, L	Federal Grid Co Unified Energy System JSC	28,082
6,937	@, #, I	Federal Grid Co Unified Energy System JSC GDR	8,150
1,530,800	@, I, L	Holding MRSK OAO	30,922
64,085,944	@, I, L	Inter Rao Ues OAO	10,577
1,070,189	@, I, L	Kusbassenergo OJSC	2,006
514,323	@, I, L	Mosenergo OAO	12,719
72,764		OAO Gazprom ADR	939,237
1,472,661	@, I, L	OGK-1 OAO	12,730
766,625	@, I, L	OGK-2 OAO	5,447
629,785	I, L	OGK-3 OJSC	5,003
1,572,709	@, I	OGK-4 OJSC	15,882
893,448	I, L	OGK-6 OAO	6,348
1,530,800	@, I, L	RAO Energy System of East OAO	2,755
5,286,109	@, I, L	RusHydro	89,864

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Russia (continued)
58,527,360	@, I, L	Territorial Generating Co. 1	$5,267
1,530,800	@, I, L	TGK-11 Holding OAO	459
14,869,613	@, I, L	TGK-14	892
19,874,190	@, I, L	TGK-2	1,223
24,286,875	@, I, L	TGK-4	3,193
23,460,886	@, I, L	TGK-6	1,772
26,425,400	@, I, L	TGK-8 OAO	29,068
103,075,991	I, L	TGK-9 OAO	5,154
511,909	@, I, L	Volga Territorial Generating Co.	3,222
2,637,987	@, I, L	Yenisei Territorial Generating Co.	2,902
			1,222,874
		South Korea: 2.3%
44,498	@	Hyundai Development Co.	1,163,774
			1,163,774
		Switzerland: 9.3%
115,516	@	ABB Ltd.	1,500,050
66,469	@, L	Logitech International SA	637,438
62,148	@	UBS AG - Reg	773,743
96,040		Xstrata PLC	784,649
5,814		Zurich Financial Services AG	1,048,333
			4,744,213
		Taiwan: 3.8%
707,000		Taiwan Fertilizer Co., Ltd.	1,138,208
106,000		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	799,240
			1,937,448
		United Kingdom: 19.9%
106,626		Anglo American PLC	1,918,038
392,029		Compass Group PLC	1,940,008
86,743		Imperial Tobacco Group PLC	2,371,932
33,297		Reckitt Benckiser PLC	1,282,351
12,700	L	Rio Tinto PLC ADR	1,101,725
293,069		Tesco PLC	1,514,591
			10,128,645
		Total Common Stock
		(Cost $86,557,836)	47,369,406
PREFERRED STOCK: 0.5%
		Russia: 0.5%
609,051	I	TNK-BP Holding	231,439
		Total Preferred Stock
		(Cost $1,769,776)	231,439
		Total Long-Term Investments
		(Cost $88,327,612)	47,600,845
SHORT-TERM INVESTMENTS: 26.2%
		Affiliated Mutual Fund: 6.9%
3,501,000		ING Institutional Prime Money Market Fund - Class I	3,501,000
		Total Mutual Fund
		(Cost $3,501,000)	3,501,000

Principal Amount			Value
		Securities Lending Collateral(cc): 19.3%
$9,816,322		Bank of New York Mellon Corp. Institutional Cash Reserves	$9,800,866
		Total Securities Lending Collateral
		(Cost $9,816,819)	9,800,866
		Total Short-Term Investments
		(Cost $13,317,819)	13,301,866

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $101,645,431)*	119.9%	$60,902,711
		Other Assets and Liabilities - Net	(19.9)	(10,097,378)
		Net Assets	100.0%	$50,805,333

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2009.
	*	Cost for federal income tax purposes is $101,724,133.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$51,655
		Gross Unrealized Depreciation		(40,873,077)
		Net Unrealized Depreciation		$(40,821,422)

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of January 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	8.0%
Banks	1.5
Beverages	1.9
Biotechnology	0.0
Chemicals	2.2
Computers	1.3
Distribution/Wholesale	3.7
Diversified Financial Services	1.6
Electric	0.6
Electrical Components & Equipment	1.7
Engineering & Construction	2.9
Food	5.6
Food Service	3.8
Holding Companies - Diversified	1.8
Home Builders	2.3
Household Products/Wares	2.5
Insurance	2.1
Machinery - Construction & Mining	1.6
Machinery - Diversified	2.2
Mining	15.6
Miscellaneous Manufacturing	1.2
Oil & Gas	10.3
Oil & Gas Services	1.6
Real Estate	4.8
Semiconductors	3.2
Telecommunications	5.1
Toys/Games/Hobbies	2.5
Transportation	2.1
Short-Term Investments	26.2
Other Assets and Liabilities - Net	(19.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$18,196,950	$—
Level 2- Other Significant Observable Inputs	42,705,761	—
Level 3- Significant Unobservable Inputs	—	—
Total	$60,902,711	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 45.9%
		Australia: 0.6%
487,100		Lend Lease Corp., Ltd.	$2,057,760
			2,057,760
		Brazil: 0.6%
426,800	@	BR Malls Participacoes SA	1,986,828
			1,986,828
		Canada: 0.2%
129,250		Brookfield Properties Co.	696,658
			696,658
		Germany: 0.7%
89,869		Deutsche Euroshop AG	2,478,582
			2,478,582
		Hong Kong: 21.1%
2,857,000		Cheung Kong Holdings Ltd.	26,360,523
1,851,200		Hang Lung Group Ltd.	5,962,501
2,606,400		Hang Lung Properties Ltd.	5,859,301
1,028,000		Henderson Land Development Co., Ltd.	3,926,789
1,519,600		Hongkong Land Holdings Ltd.	3,185,723
782,300		Kerry Properties Ltd.	1,831,084
3,203,700		Sino Land Co.	3,071,703
2,342,800		Sun Hung Kai Properties Ltd.	20,755,740
1,547,850		Wharf Holdings Ltd.	3,824,712
			74,778,076
		India: 0.1%
382,800		Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	251,780
			251,780
		Japan: 17.5%
115,100		Aeon Mall Co., Ltd.	1,579,518
123,200		Daito Trust Construction Co., Ltd.	5,302,537
2,013,800		Mitsubishi Estate Co., Ltd.	26,407,784
1,502,700		Mitsui Fudosan Co., Ltd.	19,379,673
1,975		NTT Urban Development Corp.	1,697,085
682,700		Sumitomo Realty & Development Co., Ltd.	7,819,004
			62,185,601
		Philippines: 0.3%
8,527,200		Ayala Land, Inc.	1,116,374
			1,116,374
		Singapore: 1.7%
3,813,900		CapitaLand Ltd.	5,906,047
			5,906,047
		Sweden: 1.3%
264,047		Castellum AB	1,683,374
520,001		Hufvudstaden AB	3,051,895
			4,735,269
		Switzerland: 1.1%
96,890	@	PSP Swiss Property AG	4,100,585
			4,100,585
		Thailand: 0.2%
1,929,000	I	Central Pattana PCL	711,725
			711,725
		United Kingdom: 0.5%
1,351,100	I	Safestore Holdings Ltd.	1,287,430
90,700	@, I	Yatra Capital Ltd.	377,428
			1,664,858
		Total Common Stock
		(Cost $271,767,571)	162,670,143
REAL ESTATE INVESTMENT TRUSTS: 50.9%
		Australia: 13.5%
4,249,900		CFS Retail Property Trust	4,793,324

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Australia (continued)
3,293,700		Challenger Diversified Property Group	$1,043,942
1,548,100		Charter Hall Group	236,729
5,157,300		Commonwealth Property Office Fund	2,750,913
9,521,900		Dexus Property Group	4,483,311
5,869,100		GPT Group	2,780,626
8,778,758		Macquarie Goodman Group	3,844,634
3,476,026		Mirvac Group	2,457,655
1,151,000		Stockland	2,614,857
3,025,439		Westfield Group	22,834,775
			47,840,766
		Belgium: 0.3%
7,953		Cofinimmo	962,302
			962,302
		Canada: 3.9%
228,900	@, #	Calloway Real Estate Investment Trust	2,200,800
127,700		Canadian Real Estate Investment Trust	2,100,476
293,500		Cominar Real Estate Investment Trust	3,834,349
467,600		RioCan Real Estate Investment Trust	5,544,468
			13,680,093
		France: 10.0%
29,000		Fonciere Des Regions	1,770,524
32,760		ICADE	2,633,896
10,830		Klepierre	257,645
131,451		Mercialys	3,883,361
18,349		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,597,805
189,332		Unibail	25,382,354
			35,525,585
		Germany: 0.2%
130,700		Alstria Office AG	836,438
			836,438
		Hong Kong: 2.4%
4,569,200		Link Real Estate Investment Trust	8,547,242
			8,547,242
		Japan: 9.4%
214		Frontier Real Estate Investment Corp.	1,102,308
281		Japan Logistics Fund, Inc.	1,545,798
1,075		Japan Real Estate Investment Corp.	9,688,832
367		Japan Retail Fund Investment Corp.	1,614,148
118		Nippon Accommodations Fund, Inc.	505,840
1,077		Nippon Building Fund, Inc.	11,554,465
343		Orix JREIT, Inc.	1,617,827
724		Tokyu Real Estate Investment Trust, Inc.	4,640,712
275		United Urban Investment Corp.	1,126,452
			33,396,382
		Netherlands: 3.7%
165,280		Corio NV	7,070,684
75,683		Eurocommercial Properties NV	2,185,824
53,200		Wereldhave NV	3,814,322
			13,070,830
		Singapore: 2.0%
2,501,800	@	Ascendas Real Estate Investment Trust	2,363,664
3,451,781	@	CapitaMall Trust	3,579,181
3,667,500	@	Macquarie MEAG Prime Real Estate Investment Trust	1,240,735
			7,183,580
		United Kingdom: 5.5%
680,500		British Land Co. PLC	4,441,355
143,810		Derwent Valley Holdings PLC	1,242,340
206,100		Great Portland Estates PLC	684,676
596,016		Hammerson PLC	3,490,111
708,870		Land Securities Group PLC	7,063,448
250,800		Liberty International PLC	1,347,620
196,600		Segro PLC	453,844
154,400		Shaftesbury PLC	602,481
			19,325,875
		Total Real Estate Investment Trusts
		(Cost $320,476,434)	180,369,093

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.0%
		Singapore: 0.0%
136,853		Ascendas Real Estate Investment Trust		$27,197
		Total Rights
		(Cost $-)		27,197
		Total Long-Term Investments
		(Cost $592,244,005)		343,066,433
SHORT-TERM INVESTMENTS: 3.0%
		Affiliated Mutual Fund: 3.0%
10,517,695		ING Institutional Prime Money Market Fund - Class I		10,517,695
		Total Mutual Fund
		(Cost $10,517,695)		10,517,695
		Total Short-Term Investments
		(Cost $10,517,695)		10,517,695
		Total Investments in Securities
		(Cost $602,761,700)*	99.8%	$353,584,128
		Other Assets and Liabilities - Net	0.2	664,069
		Net Assets	100.0%	$354,248,197

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	*	Cost for federal income tax purposes is $639,961,568.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$203,836
		Gross Unrealized Depreciation		(286,581,276)
		Net Unrealized Depreciation		$(286,377,440)

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Apartments	0.2%
Diversified	25.4
Engineering & Construction	0.1
Holding Companies - Diversified	1.1
Office Property	10.4
Real Estate	44.4
Shopping Centers	14.5
Storage/Warehousing	0.3
Warehouse/Industrial	0.4
Short-Term Investments	3.0
Other Assets and Liabilities - Net	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$27,258,701	$—
Level 2- Other Significant Observable Inputs	326,325,427	—
Level 3- Significant Unobservable Inputs	—	—
Total	$353,584,128	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Australia: 2.8%
90,080		Ansell Ltd.	$579,046
2,757,924	@	Australian Worldwide Exploration Ltd.	4,545,003
109,300		AWB Ltd.	151,209
183,872	@	Babcock & Brown Capital Ltd.	145,807
140,995		Centennial Coal Co., Ltd.	246,118
119,787		Computershare Ltd.	542,353
133,281		Downer EDI Ltd.	296,341
1,307,000		Emeco Holdings Ltd.	138,112
11,050		Energy Resources of Australia Ltd.	133,117
135,522	@	Iluka Resources Ltd.	359,212
202,311		John Fairfax Holdings Ltd.	177,654
449,400	@	Mount Gibson Iron Ltd.	110,840
673,856	@	Octaviar Ltd.	—
111,936	@	Pan Pacific Petroleum NL	25,032
616,409		PaperlinX Ltd.	169,060
97,754		Publishing & Broadcasting Ltd.	118,109
246,181		Sigma Pharmaceuticals Ltd.	186,241
21,931		Sonic Healthcare Ltd.	192,029
163,864		Straits Resources Ltd.	106,368
81,318		Transpacific Industries Group Ltd.	136,311
			8,357,962
		Austria: 0.5%
10,335		Andritz AG	305,235
1,500	@	bwin Interactive Entertainment	37,699
13,000		Kapsch TrafficCom AG	269,312
20,500		Rosenbauer International AG	585,192
12,500		Schoeller-Bleckmann Oilfield Equipment AG	338,259
			1,535,697
		Belgium: 1.0%
106,956	@	AGFA-Gevaert NV	373,787
1,460		Compagnie d’Entreprises CFE	45,241
1,215		D’ieteren SA	136,624
23,300		EVS Broadcast Equipment SA	713,915
3,900		Mobistar SA	286,214
12,000		Oriflame Cosmetics SA	283,468
14,500	@	Telenet Group Holding NV	228,857
32,707		Tessenderlo Chemie NV	988,004
			3,056,110
		Bermuda: 0.9%
161,634		Catlin Group Ltd.	812,205
114,300		Hiscox Ltd.	518,659
165,065		Lancashire Holdings Ltd.	1,083,833
848,000	L	Regal Hotels International Holdings Ltd.	199,382
			2,614,079
		Canada: 7.6%
35,098	@	Aastra Technologies Ltd.	357,492
119,489		Aecon Group, Inc.	998,787
195,500		Alimentation Couche-Tard, Inc.	2,263,894
5,400		Atco Ltd.	167,339
11,400	@	Atrium Innovations, Inc.	136,661
177,900		Biovail Corp.	1,948,377
13,000		Bird Construction Income Fund	199,307
86,100		Cascades Inc.	226,089
561,428	@	Celestica, Inc.	2,458,609
505,266	@	CGI Group, Inc. - Class A	4,091,573
74,561		Chemtrade Logistics Income Fund	581,287
61,900		Daylight Resources Trust	428,568
81,600		Dorel Industries, Inc.	1,469,299
3,100		Empire Co., Ltd.	131,180

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Canada (continued)
33,100		Enerflex Systems Income Fund	$261,561
12,600		Genivar Income Fund	247,633
11,800		Harry Winston Diamond Corp.	46,959
20,500	@	Highpine Oil & Gas Ltd.	76,232
13,076		Home Capital Group, Inc.	197,806
12,900	**	ING Canada Inc.	347,156
12,700		Jean Coutu Group, Inc.	85,858
21,500		Keyera Facilities Income Fund	306,654
36,284		Laurentian Bank of Canada	860,164
39,500		Maple Leaf Foods, Inc.	351,111
212,900		Methanex Corp.	1,645,906
12,100		Metro, Inc. - Class A	386,805
19,700	@	Open Text Corp.	696,107
14,900	@	Rona, Inc.	147,025
92,467		Superior Plus Corp.	917,695
12,000		Wajax Income Fund	182,018
33,700		Westshore Terminals Income Fund	247,339
			22,462,491
		China: 0.4%
175,000		Beijing Jingkelong Co., Ltd.	60,445
400,000		China National Building Material Co., Ltd.	433,243
12,135		Ctrip.com International Ltd. ADR	254,714
268,000		People’s Food Holdings Ltd.	118,229
847,000		SunVic Chemical Holdings Ltd.	82,648
7,012	L	The9 Ltd. ADR	106,021
498,000		Want Want China Holdings Ltd.	199,091
			1,254,391
		Denmark: 0.7%
24,600		East Asiatic Co., Ltd. A/S	802,521
16,500		H Lundbeck A/S	343,021
47,700	@	TK Development	177,696
1,775	@	Topdanmark A/S	211,009
6,804		TrygVesta A/S	403,078
			1,937,325
		Finland: 1.0%
24,116		Elisa OYJ	381,457
163,436		F-Secure OYJ	428,100
83,484		KCI Konecranes OYJ	1,280,848
66,404		M-Real OYJ	47,453
46,200		OKO Bank	540,992
59,937		Oriola-KD OYJ	113,374
19,308		Sponda OYJ	81,387
16,921		Tietoenator OYJ	191,800
			3,065,411
		France: 5.3%
4,722		Altamir Amboise	13,721
12,058	@	Alten	184,221
51,700	@	Altran Technologies SA	167,016
6,001		Bacou Dalloz	272,150
11,705		BioMerieux	910,442
8,814		Bonduelle S.C.A.	596,373
1,408		Bongrain SA	77,945
18,000		Bourbon SA	463,889
9,610		CNP Assurances	639,597
1,722	@	Easydentic	23,534
400		Faiveley SA	26,924
168,415	@	Groupe Eurotunnel SA	863,737
27,085	@	Homair SA	38,670
11,000		Ipsen	429,803
12,000		Lagardere SCA	456,490
14,500	@	Meetic	256,098
2,200		Neopost SA	176,883
10,256		Nexans SA	587,487
196,071		Rallye SA	3,897,198
7,062		Rubis	392,928
25,900	@	Saft Groupe SA	632,396

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		France (continued)
14,600		SEB SA	$344,651
2,900		Societe BIC SA	155,288
4,718		Sopra Group SA	185,897
18,964	@	Store Electronic	242,174
16,642		Sword Group	227,519
384,843	@	Thomson	547,734
72,098	@	UbiSoft Entertainment	1,015,070
79,173		Valeo SA	880,838
3,617		Virbac SA	247,089
19,900		Zodiac SA	717,526
			15,671,288
		Germany: 6.8%
83,847		Aareal Bank AG	412,742
11,250		Bauer AG	321,776
61,959		Bechtle AG	995,975
17,558		Bilfinger Berger AG	740,959
49,823		Demag Cranes AG	1,127,453
5,127		Duerr AG	63,469
2,359		Fielmann AG	151,051
6,253		Fresenius Medical Care AG & Co. KGaA	279,708
4,306		Gerresheimer AG	86,963
8,219		Gesco AG	377,248
212,285		Gildemeister AG	1,596,581
9,474		Grenkeleasing AG	253,233
4,950		Hannover Rueckversicheru - Reg	148,025
6,459		Hawesko Holding AG	146,789
22,550		Kloeckner & Co. AG	320,709
7,945		Koenig & Bauer AG	88,141
751		KWS Saat AG	93,146
147,269		Medion AG	1,095,823
10,335	@	Morphosys AG	216,137
176,254		MTU Aero Engines Holding AG	4,920,156
152,287		Norddeutsche Affinerie AG	4,585,129
945	@	Open Business Club AG	37,243
13,750		Phoenix Solar AG	548,552
17,500		Rheinmetall AG	543,466
261		Takkt AG	2,545
4,100		Wacker Chemie AG	293,590
8,613		Wincor Nixdorf AG	407,392
49,500	@	Wirecard AG	278,701
1,364		Wuestenrot & Wuerttembergische	27,245
			20,159,947
		Greece: 0.1%
10,000	@	Babis Vovos International Technical Co.	67,837
6,201		Frigoglass SA	25,210
7,493		Hellenic Exchanges SA Holding Clearing Settlement and Registry	47,896
12,000		Jumbo SA	72,501
30,000		Veterin SA	23,255
			236,699
		Hong Kong: 2.2%
7,430,000	@	Brilliance China Automotive	439,087
79,000		Cheung Kong Infrastructure Holdings Ltd.	295,301
246,000		China Everbright Ltd.	268,424
191,000		China Insurance International Holdings Co., Ltd.	242,789
320,000		China Pharmaceutical Group Ltd.	97,281
474,400		Dah Sing Banking Group Ltd.	335,274
716,500		Dickson Concepts International Ltd.	183,325
737,111	@	eSun Holdings Ltd.	117,266
4,408,000	@	Global Green Tech Group Ltd.	151,610
58,000		Henderson Land Development Co., Ltd.	221,550
636,000	@	Hutchison Telecommunications International Ltd.	159,204
71,000		Hysan Development Co., Ltd.	115,161
750,000		Luk Fook Holdings International Ltd.	164,703
1,648,000		Midland Holdings Ltd.	486,045
7,128,000		Minmetals Resources Ltd.	986,511
103,000		MTR Corp.	245,992

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
767,346		OM Holdings Ltd.	$481,183
1,492,000		Oriental Press Group	129,740
3,345,000		Polytec Asset Holdings Ltd.	214,630
850,000		Prime Success International Group	126,821
1,910,000		SIM Technology Group Ltd.	148,287
6,898,000		Sinolink Worldwide Holdings	455,624
2,690,000		Skyworth Digital Holdings Ltd.	169,306
42,000		Television Broadcasts Ltd.	148,655
438,000		Texwinca Holdings Ltd.	187,467
			6,571,236
		Hungary: 0.1%
2,840		EGIS PLC	141,858
			141,858
		India: 1.5%
12,126		Axis Bank Ltd.	105,649
10,698		Bajaj Auto Ltd.	49,561
226,599		Bank of Baroda	1,151,620
107,323		Bank of India	540,741
163,877		Canara Bank	605,654
171,923		Chennai Petroleum Corp., Ltd.	384,833
90,344		Great Eastern Shipping Co., Ltd.	311,297
78,162		Indian Bank	192,352
37,787		Mahanagar Telephone Nigam Ltd.	55,388
50,629		Punjab National Bank Ltd.	409,400
46,794		Satyam Computer Services Ltd.	51,552
48,216		Shipping Corp of India, Ltd.	84,378
12,486		Tata Steel Ltd.	46,492
9,356		Tata Tea Ltd.	114,627
228,314		UCO Bank	128,361
35,927		Union Bank of India	106,965
			4,338,870
		Indonesia: 0.1%
2,866,000	@	Indah Kiat Pulp and Paper Corp.	217,011
			217,011
		Ireland: 0.4%
21,290		DCC PLC	313,881
2,100		FBD Holdings PLC	21,466
80,052		Glanbia PLC	271,514
23,200		Kerry Group PLC	428,765
			1,035,626
		Israel: 0.1%
62,162	@	Oridion Systems Ltd.	375,475
			375,475
		Italy: 1.3%
35,400		ACEA S.p.A.	424,915
12,300		Ansaldo STS S.p.A	149,097
206,552	@	AS Roma S.p.A.	176,390
94,744		Azimut Holding S.p.A.	485,291
320,000		CIR-Compagnie Industriali Riunite S.p.A.	319,921
9,693		ERG S.p.A.	115,206
815	@	GreenergyCapital S.p.A.	403
122,821		Indesit Co. S.p.A.	465,341
110,500		Landi Renzo S.p.A.	445,501
11,800		Lottomatica S.p.A.	217,692
117,247		Parmalat S.p.A	188,880
23,333		Premafin Finanziaria S.p.A.	41,468
8,938		Prima Industrie S.p.A.	103,038
29,300		Prysmian S.p.A.	369,927
53,064		Recordati S.p.A.	267,788
9,900		Trevi Finanziaria S.p.A.	82,121
			3,852,979
		Japan: 29.5%
58,000		Adores, Inc.	112,528
24,000		Aica Kogyo Co., Ltd.	234,992
66,000		Aichi Machine Industry Co., Ltd.	119,389
295,200	@	Allied Telesis Holdings KK	120,268

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
11,400		Aloka Co., Ltd.	$93,838
136,748		Alps Electric Co., Ltd.	574,107
33,600		Arcs Co., Ltd.	549,827
13,200		Argo Graphics, Inc.	168,685
154,126	@	Arrk Corp.	170,021
13,700		BML, Inc.	317,544
32,500		Brother Industries Ltd.	210,220
315,000		Calsonic Kansei Corp.	331,735
35,400		Canon Sales Co., Inc.	520,829
152,461		Century Leasing System, Inc.	1,344,209
7,700		Chiyoda Co., Ltd.	131,478
1,008,000	@	Chori Co., Ltd.	1,223,520
6,500		Chubu Steel Plate Co., Ltd.	48,955
45,000		Chuetsu Pulp & Paper Co., Ltd.	106,818
89,000		Chugoku Marine Paints Ltd.	525,932
13,000		Chuo Denki Kogyo Co., Ltd.	74,612
4,800		Circle K Sunkus Co., Ltd.	83,677
8,500		Coca-Cola Central Japan Co., Ltd.	127,360
20,000		COMSYS Holdings Corp.	168,609
83,000		Daido Steel Co., Ltd.	226,723
73,000		Daihatsu Diesel Manufacturing Co., Ltd.	392,892
78,000		Daiichi Jitsugyo Co., Ltd.	233,805
13,100		Daiichikosho Co., Ltd.	144,943
52,000		Daishi Bank Ltd.	221,472
235,000		Daiwa Industries Ltd.	782,467
22,700		DC Co., Ltd.	78,331
67,900		DCM Japan Holdings Co., Ltd.	398,850
63,000		Dowa Holdings Co., Ltd.	199,733
31,591		DTS Corp.	258,151
8,100		Dydo Drinco, Inc.	232,379
60,000		Ebara Corp.	111,538
40,610		Eiken Chemical Co., Ltd.	304,971
12,000		Excel Co., Ltd.	109,974
56,100		Exedy Corp.	640,719
1,216		Faith, Inc.	92,953
80,000		Fuji Machine Manufacturing Co., Ltd.	657,488
40,100		Fuji Oil Co., Ltd.	495,515
54,727		Fuji Soft, Inc.	982,714
42,300		Fujikura Kasei Co., Ltd.	206,029
17,300		Fujitsu Frontech Ltd.	151,818
54,000		Fukuyama Transporting Co., Ltd.	246,955
20,100		Furuno Electric Co., Ltd.	119,263
46,600		Futaba Industrial Co., Ltd.	120,330
61		Gendai Agency, Inc.	55,032
14,700		Glory Ltd.	252,490
152		Gourmet Navigator, Inc.	423,933
189,000		Hanwa Co., Ltd.	557,572
14,800		Hiday Hidaka Corp.	191,271
16,000		HIS Co., Ltd.	308,482
20,000		Hisaka Works Ltd.	198,488
31,700		Hitachi Information Systems Ltd.	611,940
83,439		Hitachi Software Engineering Co., Ltd.	1,175,113
15,899		Hitachi Systems & Services Ltd.	167,275
36,400		Hitachi Transport System Ltd.	450,688
22,200		Hosiden Corp.	259,337
31,000		Hyakugo Bank Ltd.	166,826
77,175		IBJ Leasing Co., Ltd.	1,044,146
4,700		Icom, Inc.	101,861
724	@	IDU Co.	21,326
111,709		Inabata & Co., Ltd.	372,490
125,900		Ines Corp.	653,240
4,800		Information Services International-Dentsu Ltd.	29,277
126,500		Inui Steamship Co., Ltd.	813,557
23,537	@	IT Holdings Corp.	349,357
395,000		Itoham Foods, Inc.	1,334,532
5,000	@	Izutsuya Co., Ltd.	2,857

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
778,000		JFE Shoji Holdings, Inc.	$2,314,268
66,000		Jidosha Buhin Kogyo Co., Ltd.	119,512
13,000		JMS Co., Ltd.	58,199
29,200		JSP Corp.	171,622
23,000		Kagawa Bank Ltd.	131,014
93,000		Kaken Pharmaceutical Co., Ltd.	1,021,271
2,102,000	@	Kanematsu Corp.	2,088,304
181,794		Kanto Auto Works Ltd.	1,689,514
12,000		Kasumi Co., Ltd.	57,258
20,500		Kato Sangyo Co., Ltd.	311,532
24,600	L	Keiyo Co., Ltd.	159,330
45,000		Kinden Corp.	397,235
1,170	@, L	KK DaVinci Advisors	42,128
629	@	Kurimoto Ltd.	401
28,100		Kyoden Co., Ltd.	28,464
36,000		Kyodo Printing Co., Ltd.	82,872
436,000		Kyodo Shiryo Co., Ltd.	546,259
122,556		Kyokuyo Co., Ltd.	271,483
53,000		Kyowa Exeo Corp.	507,572
28,200		Lintec Corp.	353,380
145,000		Marudai Food Co., Ltd.	398,476
82,200		Matsui Securities Co., Ltd.	614,795
23,400		Matsumotokiyoshi Holdings Co., Ltd.	460,745
5,000		Meiji Seika Kaisha Ltd.	20,416
15,000		Mie Bank Ltd.	54,834
30,100		Mikuni Coca-Cola Bottling Co., Ltd.	265,102
87,027		Mimasu Semiconductor Industry Co., Ltd.	920,306
32,000		Ministop Co., Ltd.	580,743
23,100		Miraca Holdings, Inc.	493,393
421,000		Mitsubishi Paper Mills Ltd.	709,871
15,000		Mitsui High-Tec, Inc.	82,142
264,000		Mitsui Sugar Co., Ltd.	868,906
8,700		Miura Co., Ltd.	199,250
12,700		Modec, Inc.	244,578
47,392		Morinaga Milk Industry Co., Ltd.	163,297
97,800		Musashi Seimitsu Industry Co., Ltd.	947,889
61,000		Nabtesco Corp.	372,559
50,583		Namura Shipbuilding Co., Ltd.	152,415
4,157		NEC Fielding Ltd.	49,325
6,500		NEC Leasing Ltd.	52,523
22,300		NEC Networks & System Integration Corp.	239,905
654		Net One systems Co., Ltd.	1,148,193
76,000		NHK Spring Co., Ltd.	274,380
8,900		Nichicon Corp.	58,325
18,300		Nichi-iko Pharmaceutical Co., Ltd.	613,472
375,000		Nichirei Corp.	1,447,943
17,300		Nidec Copal Corp.	104,723
36,100		Nifco, Inc.	321,926
24,000		Nihon Parkerizing Co., Ltd.	203,342
47,900		Nihon Unisys Ltd.	385,459
29,000		Nippo Corp.	224,918
28,000		Nippon Chemical Industrial Co., Ltd.	62,044
82,000		Nippon Denko Co., Ltd.	378,413
98,000		Nippon Flour Mills Co., Ltd.	489,809
57,786		Nippon Road Co., Ltd.	130,344
179,000		Nippon Shinyaku Co., Ltd.	2,055,629
183,000		Nippon Soda Co., Ltd.	684,339
137,000		Nippon Steel Trading Co., Ltd.	211,399
95,000		Nippon Thompson Co., Ltd.	388,299
36,000		Nipro Corp.	539,265
49,400	@	NIS Group Co., Ltd.	16,799
96,000		Nishimatsu Construction Co., Ltd.	97,355
18,300		Nishimatsuya Chain Co. Ltd.	181,011
228,000		Nishi-Nippon City Bank Ltd.	559,574
37,834		Nissan Shatai Co., Ltd.	240,149
79,000		Nisshin Oillio Group Ltd.	380,861

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
28,500		Nitta Corp.	$368,802
199,000		Nittetsu Mining Co., Ltd.	702,521
51,000		NSD CO., Ltd.	394,832
2,870		Obic Co., Ltd.	445,673
40,512		Oiles Corp.	476,981
27,800		Okabe Co., Ltd.	128,437
25,570		Okinawa Electric Power Co., Inc.	1,768,538
90		Optex Co., Ltd.	791
4,100		Pack Corp.	50,542
359		Pilot Corp.	460,235
320,800		Pioneer Corp.	587,401
173,000	@	Prima Meat Packers Ltd.	288,241
23,250		Promise Co., Ltd.	426,715
26,500		QP Corp.	343,212
71,016		Ricoh Leasing Co., Ltd.	1,038,384
12,100		Right On Co., Ltd.	145,087
22,600		Saizeriya Co., Ltd.	292,579
272,000		Sanden Corp.	518,180
3,000		San-In Godo Bank Ltd.	23,024
375,500	@	Sanix, Inc.	411,586
157,000		Sanki Engineering Co., Ltd.	1,029,096
39,154		Sanshin Electronics Co., Ltd.	295,748
144,000		Sanyo Special Steel Co., Ltd.	375,676
68,960		Seino Holdings Co., Ltd.	334,119
281,000		Shinmaywa Industries Ltd.	694,241
292,000		Shinsho Corp.	544,238
101,000		Shizuoka Gas Co., Ltd.	597,964
49,000		Showa Shell Sekiyu KK	458,758
72,800		Siix Corp.	203,818
54,330		Sorun Corp.	269,125
15,700		Studio Alice Co., Ltd.	113,338
32,400		Sumida Corp.	179,252
636,000		Sumikin Bussan Corp.	1,669,372
63,200		Sumitomo Densetsu Co., Ltd.	395,644
11,100		Sumitomo Rubber Industries, Inc.	69,723
168,000		SWCC Showa Holdings Co., Ltd.	123,472
48,600		Tachi-S Co., Ltd.	253,757
96,000		Taihei Kogyo Co., Ltd.	234,900
25,882		Taiho Kogyo Co., Ltd.	110,598
95,234		Taikisha Ltd.	1,446,797
3,000		Takeuchi Manufacturing Co., Ltd.	22,268
37,000		Tamura Corp.	84,677
87,000		TBK Co., Ltd.	111,841
518		Telepark Corp.	608,819
17,018		TKC Corp.	377,605
483,000	@	Toa Corp.	676,584
138,000		TOA Road Corp.	187,545
106,000		Toagosei Co., Ltd.	274,388
10,000		Toho Gas Co., Ltd.	61,034
31,700		Toho Pharmaceutical Co., Ltd.	355,949
496		Tohto Suisan Co., Ltd.	607
65,000		Tokyo Tatemono Co., Ltd.	216,960
136,000		Tokyo Tekko Co., Ltd.	333,905
8,500		Tokyo Tomin Bank Ltd.	141,078
2,900		Tokyu Community Corp.	52,784
248,000	@, I, L	Tonichi Carlife Group, Inc.	120,499
136,471		Topy Industries Ltd.	224,198
43,000		Toshiba Tec Corp.	128,004
3,000		Toyo Engineering Corp.	9,713
304,000		Toyo Kohan Co., Ltd.	1,274,487
212,179		Toyo Securities Co., Ltd.	354,452
207,000		Toyo Tire & Rubber Co., Ltd.	301,681
129,800		Toyota Auto Body Co., Ltd.	1,730,903
9,000		Toyota Motor Corp.	289,514
29,700		Trusco Nakayama Corp.	339,966
59,000		TS Tech Co., Ltd.	298,137

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
207,000		Tsubakimoto Chain Co.	$507,210
37,000		Tsudakoma Corp.	34,889
3,500		Tsumura & Co.	115,383
5,900		Tsuruha Holdings, Inc.	213,349
12,300		Tsutsumi Jewelry Co., Ltd.	270,482
82,000		Uchida Yoko Co., Ltd.	296,054
21,500		Union Tool Co.	419,585
47,534		Unipres Corp.	312,867
244,588	@	Usen Corp.	280,328
7,500		Vital-net, Inc.	45,609
8,500		Warabeya Nichiyo Co., Ltd.	136,935
8,800	I	Waseda Academy Co., Ltd.	79,345
57		Wowow, Inc.	85,936
73,000		Yamazaki Baking Co., Ltd.	984,664
345,200		Yamazen Corp.	1,203,504
20,000		Yodogawa Steel Works Ltd.	94,151
31,000		Yonekyu Corp.	340,614
10,200		Yorozu Corp.	78,362
1,049,000		Yuasa Trading Co., Ltd.	1,106,354
			87,205,931
		Luxembourg: 0.3%
1,325,618		Regus PLC	912,510
			912,510
		Malaysia: 0.4%
748,100		Kulim Malaysia BHD	1,008,330
1,142,300		Lion Industries Corp. Bhd	202,403
			1,210,733
		Mexico: 0.3%
211,205	@, L	Grupo Simec SAB de CV	330,759
194,702	@	Industrias CH SA - Series B	546,135
			876,894
		Netherlands: 2.5%
4,134		Accell Group	86,042
25,839		Arcadis NV	281,238
58,184		Draka Holding	459,689
12,919		Exact Holding NV	233,468
27,600		Fugro NV	745,781
17,600		Grontmij	358,872
32,945		Heijmans NV	244,666
38,300		Imtech NV	589,305
30,000		Innoconcepts	114,219
130,931		James Hardie Industries NV	321,098
17,900		Koninklijke DSM NV	428,930
302,736		OCE NV	777,245
21,311		OPG Groep NV	244,651
35,000		SBM Offshore NV	422,010
16,112	@	Smartrac NV	199,298
51,456		SNS Reaal	224,527
45,600		Ten Cate NV	818,071
33,751		Unit 4 Agresso NV	341,533
168,944	@	Van der Moolen Holding NV	453,937
			7,344,580
		New Zealand: 0.2%
159,769		Fisher & Paykel Healthcare Corp.	272,559
68,208		Fletcher Building Ltd.	193,146
			465,705
		Norway: 0.1%
127,950	@, L	Norske Skogindustrier ASA	250,334
43,065	@	Pronova BioPharma AS	126,839
62,000	@	StepStone ASA	44,684
			421,857
		Poland: 0.0%
1,646	@	Grupa Lotos SA	3,659
			3,659
		Singapore: 3.8%
720,000	#	ARA Asset Management Ltd.	183,625

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Singapore (continued)
285,000		Aztech Systems Ltd.	$19,674
286,000		ComfortDelgro Corp., Ltd.	272,604
1,002,000	@	Ezra Holdings Ltd.	424,850
288,000		Goodpack Ltd.	150,715
367,000		Hong Leong Asia Ltd.	139,346
132,000		Jardine Cycle & Carriage Ltd.	929,368
48,000		Keppel Land Ltd.	43,555
2,305,000	I	LC Development Ltd.	119,991
4,206,000		Macquarie International Infrastructure Fund Ltd.	740,107
1,947,000	I	Meiban Group Ltd.	172,073
4,939,000		Mercator Lines Singapore Ltd.	413,955
23,000		MobileOne Ltd.	24,594
2,966,000	@, L	Oceanus Group Ltd.	316,053
148,000		Parkway Holdings Ltd.	111,646
3,810,000		Singapore Petroleum Co., Ltd.	6,096,325
570,000		Singapore Post Ltd.	289,305
309,000		SMRT Corp., Ltd.	322,929
316,000	I	Super Coffeemix Manufacturing Ltd.	81,181
30,000		Venture Corp., Ltd.	79,948
223,000		Yanlord Land Group Ltd.	136,309
4,188,000	@	Yongnam Holdings Ltd.	245,213
			11,313,366
		South Korea: 2.1%
64,790	@	Dongbu Steel Co., Ltd.	258,321
24,720	@	Forhuman Co., Ltd.	183,447
99,680	@	From30 Co., Ltd.	172,818
1,517	@	Hite Brewery Co., Ltd.	163,233
5,470	@	Hite Holdings Co., Ltd.	62,152
17,400	@	Hyundai DSF Co., Ltd.	83,977
81,380		Hyundai Marine & Fire Insurance Co., Ltd.	714,587
448		KCC Corp.	91,017
19,690	@, L	Korean Petrochemical Industrial Co.	283,562
23,890	@	KP Chemical Corp.	82,956
7,146	@	Kyeryong Construction Industrial Co., Ltd.	99,048
218,110	@	LG Telecom Ltd.	1,458,096
46,680		LIG Non-Life Insurance Co., Ltd.	378,659
1,626	@	NHN Corp.	161,073
44,384		People & Telecommunication, Inc.	136,434
4,093	@	Samsung Corp.	119,853
17,700	@	Seah Besteel Corp.	192,438
36,800	@	SeAH Steel Corp.	1,128,010
16,735	@	TK Corp.	328,104
1,358	@	Yuhan Corp.	196,533
			6,294,318
		Spain: 2.0%
38,500		Banco Espanol de Credito SA (Banesto)	350,887
8,100		Bolsas y Mercados Espanoles	175,525
3,530		Construcciones y Auxiliar de Ferrocarriles SA	961,669
265,470		Corp. Mapfre SA	748,153
11,300		Corporacion Financiera Alba SA	396,870
5,543		Ebro Puleva SA	68,420
27,000		Enagas	468,082
671,574	@	Ercros SA	153,736
15,600		Grupo Catalana Occidente SA	237,947
19,800		Indra Sistemas SA	397,866
4,578		Laboratorios Almirall SA	38,111
6,890		Laboratorios Farmaceuticos Rovi SA	51,031
5,406		Pescanova SA	200,044
21,900		Red Electrica de Espana	899,550
111,863		Tubos Reunidos SA	278,707
12,351		Viscofan SA	231,694
16,600	@	Vueling Airlines SA	114,135
			5,772,427
		Sweden: 2.2%
147,100		BE Group AB	307,596
41,200	@	Betsson AB	389,219

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Sweden (continued)
123,762		Bure Equity AB	$355,283
27,938		D Carnegie AB	—
21,532		Elekta AB	243,811
131,089		JM AB	669,029
3,229		Lundbergforetagen AB - B Shares	109,676
267,700		NCC AB	1,622,640
364,526		Peab AB	1,134,473
48,266		Saab AB	451,780
108,000	@	SAS AB	567,405
34,000		Swedish Match AB	458,689
857,000	@	West Siberian Resources Ltd. GDR	257,550
			6,567,151
		Switzerland: 5.0%
545		AFG Arbonia-Forster Holding	55,409
16,700	@	Aryzta AG	414,951
9,500		Baloise Holding AG	589,372
11,197		Bank Sarasin & Compagnie AG	269,088
600		Banque Cantonale Vaudoise	168,276
1,205	@	Basilea Pharmaceutica - Reg	150,082
5,060		Bellevue Group AG	161,166
5,684		BKW FMB Energie AG	487,454
8,046		Bobst Group AG	215,924
689		Bucher Industries AG	67,885
11,330	@	Clariant AG	56,229
1,701		Coltene Holding AG	64,481
1,500		Compagnie Financiere Tradition (CFT)	96,708
2,486		Dufry Group	40,129
1,972		Flughafen Zuerich AG	441,578
4,809	@	Forbo Holding AG	778,563
3,122		Galenica AG	977,015
5,879	@	Georg Fischer AG	967,956
6,692		Helvetia Holding AG	1,410,207
8		Huber & Suhner AG	258
1,867		Kuoni Reisen Holding	531,773
4,700		Lonza Group AG	428,882
1,700	@	Meyer Burger Technology AG	129,038
14,949	@	Micronas Semiconductor Hold	44,326
69,000		Mobilezone Holding AG	392,025
6,929	@	Newave Energy Holding SA	223,718
6,100		Pargesa Holding SA	391,867
20,233	@	PSP Swiss Property AG	856,302
2,683		Schweizerhall Holding AG	489,155
284		Sika AG	223,461
2,140	@	Swiss Prime Site AG	90,343
2,694		Syngenta AG	520,993
52,200	@	Temenos Group AG - Reg	456,798
8,497		Valiant Holding	1,476,797
6,633		Valora Holding AG	957,794
			14,626,003
		Taiwan: 2.5%
181,405		Altek Corp.	144,526
835,059	@	Chia Hsin Cement Corp.	283,429
13,521,000		Chunghwa Picture Tubes Ltd.	1,243,742
734		Everlight Electronics Co., Ltd.	974
260,295		Gamania Digital Entertainment Co., Ltd.	167,494
503,000		Gigabyte Technology Co., Ltd.	177,186
1,590,000	@	Grand Pacific Petrochemical Corp.	203,823
2,933,757		HannStar Display Corp.	352,500
121,000		Inventec Appliances Corp.	74,277
643,000		KGI Securities Co., Ltd.	157,429
953,309		King Yuan Electronics Co., Ltd.	174,539
2,366,334		Macronix International	615,762
1,112,198		Micro-Star International Co., Ltd.	537,731
214,000		Mitac International	69,154
605		Powertech Technology, Inc.	822
60,000		Sinon Corp.	14,444

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		Taiwan (continued)
261,000		Taishin Financial Holdings Co., Ltd.	$40,595
254,000	@	Taiwan Business Bank	48,556
160,022		Taiwan Surface Mounting Technology Co., Ltd.	126,969
9,469,000	@	Tatung Co., Ltd.	1,563,893
247,000		Tsann Kuen Enterprise Co., Ltd.	88,487
530,000		TSRC Corp.	380,053
160,000		Ttet Union Corp.	116,066
226		Unimicron Technology Corp.	84
192,000		Universal Scientific Industrial Co., Ltd.	41,509
1,146,000	@	Winbond Electronics Corp.	103,984
1,375,000		Yageo Corp.	156,383
2,017,050		Yieh Phui Enterprise	540,054
			7,424,465
		Thailand: 0.2%
1,354,400		Charoen Pokphand Foods PCL	127,060
454,600		CP ALL PCL	144,540
71,100		Electricity Generating PCL	139,957
9,287,500		Tata Steel Thailand PCL	248,732
			660,289
		Turkey: 0.6%
316,793	@	Aksa Akrilik Kimya Sanayii	289,181
275,328		Anadolu Sigorta	154,238
1		Bolu Cimento Sanayii	1
199,006	@	Dogan Sriketler Grubu Holdings	74,601
266,973		Eczacibasi Ilac Sanayi	133,773
28,916	@	Goodyear Lastikleri TAS	98,515
1	@	Petrol Ofisi	2
244,931	@	Turk Hava Yollari	899,065
274,686	@	Vestel Elektronik Sanayi	133,500
			1,782,876
		United Kingdom: 12.2%
540,463		Aggreko PLC	3,042,087
83,907		Albemarle & Bond Holdings	251,099
70,900		Amec PLC	576,470
305,502		Amlin PLC	1,692,570
53,893	@	ASOS PLC	211,985
77,500		AssetCo PLC	44,637
113,679		Atkins WS PLC	914,922
168,162		Aveva Group PLC	1,452,569
97,047	@	Avocet Mining PLC	113,420
720,838		Beazley Group PLC	1,327,042
28,571		Bespak PLC	195,241
51,448		Bodycote PLC	90,244
309,633		Brit Insurance Holdings PLC	904,022
50,000		BSS Group PLC	189,656
51,985		Burberry Group PLC	189,492
526,952	I	Chaucer Holdings PLC	313,501
87,045		Chloride Group PLC	169,487
240,200		Cobham PLC	740,989
17,860		Connaught PLC	92,693
21,962		Cranswick PLC	194,128
88,021	@	CSR PLC	231,438
50,000		Daily Mail & General Trust	189,790
74,349		Dairy Crest Group PLC	214,880
16,700	@	Dana Petroleum PLC	217,929
15,000		De La Rue PLC	202,577
37,417		Dechra Pharmaceuticals PLC	228,452
398,512		Dimension Data Holdings PLC	205,215
141,955		Drax Group PLC	1,140,831
315,139		DS Smith PLC	368,550
61,200		eaga PLC	126,811
61,600	@	easyJet PLC	265,388
215,556		Elementis PLC	143,202
130,252		Evolution Group PLC	169,589
12,500		Forth Ports PLC	132,496
628,624		Future PLC	159,241

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
1,048,273		Game Group PLC	$2,166,612
8,223		Greggs PLC	420,698
42,913		Group 4 Securicor PLC	118,489
116,100		Halfords Group PLC	418,942
42,035		Hamworthy KSE	126,985
88,837		Healthcare Locums PLC	184,363
368,207		HMV Group PLC	732,187
25,000		Hunting PLC	141,662
100,525		IG Group Holdings PLC	421,097
88,100		IMI PLC	340,724
60,000		Inchcape PLC	32,607
34,836		Intertek Group PLC	428,643
74,500		Investec PLC	255,753
81,291		ITE Group PLC	74,917
35,000		John Wood Group PLC	98,052
28,814		Keller Group PLC	255,714
19,403		Kier Group PLC	279,534
123,152		Laird Group PLC	156,577
75,000		Liontrust Asset Management PLC	95,362
77,153		Micro Focus International PLC	336,904
84,300		Misys PLC	141,174
67,355		Mitie Group	196,905
20,900		Next PLC	354,908
57,634		Oxford Instruments PLC	131,610
20,000		Persimmon PLC	83,158
61,800		Petrofac Ltd.	371,990
12,500	@	Premier Oil PLC	127,520
23,824		Provident Financial PLC	267,392
1,585		PZ Cussons PLC	4,215
50,428		Ricardo PLC	138,328
25,295		Rotork PLC	251,838
232,118		Savills PLC	811,351
45,459	@	SDL PLC	177,532
111,162		Senior PLC	47,452
10,429		Serco Group PLC	66,044
6,388		Severn Trent PLC	100,713
94,047		Shanks Group PLC	132,787
18,730		SIG PLC	32,321
129,593		Smiths News PLC	104,936
85,290		Spectris PLC	593,548
25,883		Speedy Hire PLC	30,615
53,804		Spirax-Sarco Engineering PLC	645,866
449,752		Spirent Communications PLC	248,743
1,478,407	@	Sportingbet PLC	738,282
31,856		SSL International PLC	231,625
82,646		Stagecoach Group PLC	144,687
17,314		Synergy Health PLC	99,892
103,391		Tate & Lyle PLC	495,840
18,643		Thomas Cook Group PLC	51,381
371,519		Trinity Mirror PLC	253,717
23,256		Ultra Electronics Holdings	389,589
35,000		Venture Production PLC	296,241
146,307		Vitec Group PLC	395,086
170,068		VT Group PLC	1,459,582
25,000		Wellstream Holdings PLC	171,973
98,434		Wetherspoon (J.D.) PLC	485,425
429,526		WH Smith PLC	2,086,004
			36,148,735
		United States: 0.1%
71,800		Virgin Media, Inc.	325,972
			325,972
		Total Common Stock
		(Cost $483,190,320)	286,241,926

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.6%
		Australia: 0.1%
350,000		Commonwealth Property Office Fund		$186,691
5,063,961		Macquarie DDR Trust		173,399
				360,090
		Japan: 0.1%
147		Japan Hotel and Resort, Inc.		167,598
24		Nippon Residential Investment Corp.		13,091
				180,689
		Netherlands: 0.1%
10,283		Nieuwe Steen Investments Funds NV		170,994
12,487		Vastned Offices		131,965
1,513		Vastned Retail NV		64,410
				367,369
		Singapore: 0.1%
588,000	@	Fortune Real Estate Investment Trust		169,770
				169,770
		United Kingdom: 0.2%
52,285		Great Portland Estates PLC		173,694
205,321		Segro PLC		473,976
				647,670
		Total Real Estate Investment Trusts
		(Cost $7,902,370)		1,725,588
PREFERRED STOCK: 1.0%
		Brazil: 0.2%
27,400		Cia Paranaense de Energia		257,347
47,500		Metalurgica Gerdau SA		408,459
				665,806
		Germany: 0.6%
3,000		Biotest AG		148,475
32,076		Draegerwerk AG		809,881
6,903		Fresenius AG		381,432
28,141		Jungheinrich AG		314,616
				1,654,404
		Italy: 0.2%
107,502	@	Instituto Finanziario Industriale S.p.A.		618,004
				618,004
		Total Preferred Stock
		(Cost $6,008,894)		2,938,214
		Total Long-Term Investments
		(Cost $497,101,584)		290,905,728
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.5%
1,460,134		ING Institutional Prime Money Market Fund - Class I		1,460,134
		Total Mutual Fund
		(Cost $1,460,134)		1,460,134

Principal Amount				Value
		Securities Lending Collateral(cc): 0.4%
$1,382,553		Bank of New York Mellon Corp. Institutional Cash Reserves		$1,366,679
		Total Securities Lending Collateral
		(Cost $1,382,618)		1,366,679
		Total Short-Term Investments
		(Cost $2,842,752)		2,826,813
		Total Investments in Securities
		(Cost $499,944,336)*	99.3%	$293,732,541
		Other Assets and Liabilities - Net	0.7	1,945,145
		Net Assets	100.0%	$295,677,686

	@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at January 31, 2009.
**	Investment in affiliate
*	Cost for federal income tax purposes is $505,773,125.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$5,531,721
	Gross Unrealized Depreciation	(217,572,305)
	Net Unrealized Depreciation	$(212,040,584)

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.0%
Aerospace/Defense	2.9
Agriculture	0.6
Airlines	0.6
Apartments	0.0
Apparel	0.1
Auto Manufacturers	1.9
Auto Parts & Equipment	2.5
Banks	3.2
Beverages	0.4
Biotechnology	0.2
Building Materials	1.0
Chemicals	2.9
Coal	0.1
Commercial Services	2.6
Computers	4.1
Cosmetics/Personal Care	0.1
Distribution/Wholesale	4.2
Diversified	0.3
Diversified Financial Services	2.5
Electric	1.4
Electrical Components & Equipment	1.7
Electronics	3.1
Energy - Alternate Sources	0.0
Engineering & Construction	5.1
Entertainment	0.6
Environmental Control	0.3
Food	5.1
Food Service	0.0
Forest Products & Paper	0.7
Gas	0.6
Hand/Machine Tools	1.2
Healthcare - Products	1.1
Healthcare - Services	0.6
Holding Companies - Diversified	0.9
Home Builders	0.0
Home Furnishings	1.3
Hotels	0.1
Household Products/Wares	0.3
Insurance	4.4
Internet	0.8
Investment Companies	0.9
Iron/Steel	1.8
Leisure Time	0.4
Lodging	0.1
Machinery - Construction & Mining	0.2
Machinery - Diversified	2.6
Media	0.8
Metal Fabricate/Hardware	3.2
Mining	1.2
Miscellaneous Manufacturing	1.5
Office Property	0.1
Office/Business Equipment	0.4
Oil & Gas	4.5
Oil & Gas Services	1.2
Packaging & Containers	0.0
Pharmaceuticals	3.9
Real Estate	1.4
Retail	6.8
Semiconductors	0.8
Shipbuilding	0.1
Shopping Centers	0.1
Software	2.9
Storage/Warehousing	0.1
Telecommunications	1.6
Textiles	0.1
Transportation	2.1
Trucking & Leasing	0.1
Venture Capital	0.0
Water	0.0
Short-Term Investments	0.9
Other Assets and Liabilities - Net	0.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$32,004,990	$—
Level 2- Other Significant Observable Inputs	261,727,551	—
Level 3- Significant Unobservable Inputs	—	—
Total	$293,732,541	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.2%
		Australia: 1.9%
429,986		Alumina Ltd.	$302,020
31,061		Newcrest Mining Ltd.	602,107
			904,127
		Belgium: 1.7%
22,390		Belgacom SA	781,141
			781,141
		Brazil: 1.7%
29,882		Centrais Eletricas Brasileiras SA	336,945
46,350		Centrais Eletricas Brasileiras SA ADR - Class B	481,577
			818,522
		Canada: 8.4%
35,391		Barrick Gold Corp.	1,326,809
71,450	@	Ivanhoe Mines Ltd.	192,915
44,297		Magna International, Inc.	1,232,786
29,521		Nexen, Inc.	428,055
92,427	@	OPTI Canada, Inc.	120,598
32,653		Suncor Energy, Inc.	628,570
			3,929,733
		Finland: 3.0%
48,327		Nokia OYJ ADR	592,972
130,570		Stora Enso OYJ (Euro Denominated Security)	795,637
			1,388,609
		France: 9.9%
170,148	@	Alcatel SA	334,026
700		Areva SA	298,082
25,686		Sanofi-Aventis	1,444,658
11,586		Societe Generale	484,439
31,925		Technip SA	987,045
25,000		Thales SA	1,106,148
			4,654,398
		Germany: 1.9%
15,599		Siemens AG	878,806
			878,806
		Italy: 3.2%
1,583,790		Telecom Italia S.p.A. RNC	1,527,157
			1,527,157
		Japan: 35.2%
62,200		Coca-Cola West Holdings Co., Ltd.	1,280,572
137,000		Dai Nippon Printing Co., Ltd.	1,337,503
61,800		Fuji Photo Film Co., Ltd.	1,351,151
65,800		JS Group Corp.	877,192
32,600		Mabuchi Motor Co., Ltd.	1,223,253
30,300		Mitsui Sumitomo Insurance Group Holdings, Inc.	785,374
205,000		Nippon Oil Corp.	890,790
53,072		Nippon Telegraph & Telephone Corp. ADR	1,277,443
18,300		Rohm Co., Ltd.	908,878
84,100		Sega Sammy Holdings, Inc.	1,064,081
101,000		Sekisui House Ltd.	848,316
27,500		Seven & I Holdings Co., Ltd.	733,338
48,600		Shiseido Co., Ltd.	817,070
135,000		Sumitomo Trust & Banking Co., Ltd.	661,965
68,010		Takefuji Corp.	480,280
69,700		Toyo Seikan Kaisha Ltd.	1,033,141
75,000		Wacoal Holdings Corp.	977,266
			16,547,613
		Netherlands: 4.8%
39,924	@	Gemalto NV	974,547
26,582		Royal Dutch Shell PLC ADR - Class B	1,271,417
			2,245,964

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		Papua New Guinea: 1.1%
272,160	@	Lihir Gold Ltd.		$540,046
				540,046
		South Africa: 7.0%
60,167		Anglogold Ashanti Ltd. ADR		1,726,191
89,850		Gold Fields Ltd.		944,960
42,150		Gold Fields Ltd. ADR		442,997
16,506		Impala Platinum Holdings Ltd.		188,923
				3,303,071
		South Korea: 4.8%
68,930	@	Korea Electric Power Corp. ADR		685,164
89,650	@	KT Corp. ADR		1,266,755
19,315		SK Telecom Co., Ltd. ADR		315,800
				2,267,719
		Switzerland: 1.2%
43,480	@	UBS AG - Reg		541,326
				541,326
		United Kingdom: 6.7%
14,164		BP PLC ADR		601,545
28,714		Lonmin PLC		356,564
111,417		United Utilities Group PLC		870,114
698,630		Vodafone Group PLC		1,297,576
				3,125,799
		United States: 3.7%
43,950		Newmont Mining Corp.		1,748,331
				1,748,331
		Total Common Stock
		(Cost $66,260,812)		45,202,362
PREFERRED STOCK: 0.9%
		United States: 0.9%
1,395	P	Lucent Technologies Capital Trust I		418,500
		Total Preferred Stock
		(Cost $455,148)		418,500
		Total Long-Term Investments
		(Cost $66,715,960)		45,620,862
SHORT-TERM INVESTMENTS: 3.2%
		Affiliated Mutual Fund: 3.2%
1,487,954		ING Institutional Prime Money Market Fund - Class I		1,487,954
		Total Mutual Fund
		(Cost $1,487,954)		1,487,954
		Total Short-Term Investments
		(Cost $1,487,954)		1,487,954
		Total Investments in Securities
		(Cost $68,203,914)*	100.3%	$47,108,816
		Other Assets and Liabilities - Net	(0.3)	(149,823)
		Net Assets	100.0%	$46,958,993

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	*	Cost for federal income tax purposes is $69,218,093.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$624,999
		Gross Unrealized Depreciation		(22,734,276)
		Net Unrealized Depreciation		$(22,109,277)

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	2.4%
Apparel	2.1
Auto Parts & Equipment	2.6
Banks	3.6
Beverages	2.7
Building Materials	1.9
Commercial Services	2.8
Computers	2.1
Cosmetics/Personal Care	1.7
Diversified Financial Services	1.0
Electric	3.2
Electronics	2.6
Energy - Alternate Sources	0.6
Forest Products & Paper	1.7
Home Builders	1.8
Insurance	1.7
Leisure Time	2.3
Mining	17.8
Miscellaneous Manufacturing	4.7
Oil & Gas	8.4
Oil & Gas Services	2.1
Packaging & Containers	2.2
Pharmaceuticals	3.1
Retail	1.6
Semiconductors	1.9
Telecommunications	16.6
Water	1.9
Short-Term Investments	3.2
Other Assets and Liabilities - Net	(0.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$17,103,378	$—
Level 2- Other Significant Observable Inputs	30,005,438	—
Level 3- Significant Unobservable Inputs	—	—
Total	$47,108,816	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.6%
		Banks: 6.0%
1,709,000	I	Bank St. Petersburg BRD - Class S	$1,082,373
11,517,221		Sberbank RF	5,355,404
2,285,900		VTB Bank OJSC GDR	2,713,217
			9,150,994
		Beverages: 0.9%
300,400	@, I	Efes Breweries International NV GDR	1,351,800
			1,351,800
		Chemicals: 0.6%
153,700	@	Uralkali GDR	961,764
			961,764
		Coal: 0.3%
572,600		Raspadskaya - Class S	485,141
			485,141
		Electric: 2.3%
168,500,000	@	Federal Grid Co Unified Energy System JSC	394,290
180,000,000	@	RusHydro	3,060,000
			3,454,290
		Food: 2.4%
77,200	@, L	Wimm-Bill-Dann Foods OJSC ADR	1,872,100
263,800	@	X5 Retail Group N.V. GDR	1,791,202
			3,663,302
		Internet: 0.3%
1,324,122	@, I	RBC Information Systems	383,995
			383,995
		Iron/Steel: 2.0%
139,947	L	Mechel OAO ADR	475,820
2,571,400		Novolipetsk Steel	1,442,399
450,779		Severstal GDR	1,170,151
			3,088,370
		Metal Fabricate/Hardware: 1.4%
344,700		TMK OAO GDR	1,467,871
32,800	I	Vsmpo-Avisma Corp.	721,600
			2,189,471
		Mining: 6.6%
1,082,721		MMC Norilsk Nickel ADR	4,465,882
381,500	L	Polyus Gold Co. ZAO ADR	5,513,968
			9,979,850
		Oil & Gas: 60.5%
933,100		Lukoil-Spon ADR	30,432,223
262,400		Novatek OAO GDR	5,757,254
4,239,600		OAO Gazprom	13,915,173
605,497		OAO Gazprom ADR	7,815,750
6,693,300	@	OAO Rosneft Oil Co. GDR	20,744,797
1,630,700	L	Surgutneftegaz ADR	6,968,294
187,600		Tatneft GDR	6,152,027
			91,785,518
		Pharmaceuticals: 1.8%
388,600	@	Pharmstandard - Reg S GDR	2,700,770
			2,700,770
		Real Estate: 1.0%
811,680	@, I	LSR Group GDR	588,468
33,000	@, I	Open Investments	858,000
			1,446,468
		Retail: 3.4%
378,100	@	Magnit OAO	5,224,523
			5,224,523
		Telecommunications: 2.9%
422,400	@	Comstar United Telesystems GDR	1,005,402
46,700		Mobile Telesystems Finance SA ADR	994,710

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
135,000	I	Moscow City Telephone		$997,049
68,909,100	I	Uralsvyazinform		476,162
2,225,000	I	VolgaTelecom		932,633
				4,405,956
		Transportation: 0.2%
6,060,000	I	Novorossiysk Sea Trade Port BRD		363,600
				363,600
		Total Common Stock
		(Cost $429,676,782)		140,635,812
EXCHANGE-TRADED FUNDS: 3.9%
		Exchange-Traded Funds: 3.9%
550,000	L	Market Vectors - Russia ETF		5,962,000
		Total Exchange-Traded Funds
		(Cost $10,810,512)		5,962,000
MUTUAL FUNDS: 1.0%
		Hedge Fund: 1.0%
1,899,872	@, I	RenShares Utilities Ltd.		1,424,904
		Total Mutual Funds
		(Cost $2,744,925)		1,424,904
		Total Long-Term Investments
		(Cost $443,232,219)		148,022,716

Principal Amount				Value
SHORT-TERM INVESTMENTS: 13.4%
		Securities Lending Collateral(cc): 13.4%
$20,448,094		Bank of New York Mellon Corp. Institutional Cash Reserves		$20,280,783
		Total Securities Lending Collateral
		(Cost $20,449,073)		20,280,783
		Total Short-Term Investments
		(Cost $20,449,073)		20,280,783
		Total Investments in Securities
		(Cost $463,681,292)*	110.9%	$168,303,499
		Other Assets and Liabilities - Net	(10.9)	(16,487,032)
		Net Assets	100.0%	$151,816,467

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2009.
	*	Cost for federal income tax purposes is $463,820,329.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(295,516,830)
		Net Unrealized Depreciation		$(295,516,830)

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$22,515,404	$—
Level 2- Other Significant Observable Inputs	145,788,095	—
Level 3- Significant Unobservable Inputs	—	—
Total	$168,303,499	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 1, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 1, 2009